Filed Pursuant to Rule 424(b)(3)
Registration No. 333-177963
JONES LANG LASALLE INCOME PROPERTY TRUST, INC.
SUPPLEMENT NO. 19 DATED MARCH 10, 2014
TO THE PROSPECTUS DATED MARCH 28, 2013

This Supplement No. 19 is part of the prospectus of Jones Lang LaSalle Income Property Trust, Inc. and should be read in conjunction with the prospectus. Terms used in this Supplement No. 19 and not otherwise defined herein have the same meanings as set forth in our prospectus and any supplements thereto. The purpose of this supplement is to disclose:
•the status of the offering;
•information about experts; and
•our Annual Report on Form 10-K for the year ended December 31, 2013.
Status of the Offering
We commenced our initial public offering of up to $3,000,000,000 in shares of common stock on October 1, 2012, of which $2,700,000,000 in shares can be issued pursuant to our primary offering and $300,000,000 in shares can be issued pursuant to our distribution reinvestment plan.
As of March 10, 2014, we have received aggregate gross proceeds of approximately $171,109,000, including $143,137,000 from the sale of 13,961,621 Class A shares and $27,972,000 from the sale of 2,744,314 Class M shares pursuant to our primary offering. As of March 10, 2014, we have received aggregate proceeds of approximately $2,999,000 pursuant to our dividend reinvestment plan, including approximately $2,405,000 from the sale of 236,192 Class A shares and approximately $594,000 from the sale of 58,088 Class M Shares.
We are structured as an externally managed, non-listed, daily valued perpetual-life REIT. This means that, subject to regulatory approval of our filing for additional offerings, we will sell shares of our common stock on a continuous basis and for an indefinite period of time. We will endeavor to take all reasonable actions to avoid interruptions in the continuous offering of our shares of common stock. There can be no assurance, however, that we will not need to suspend our continuous offering. The offering must be registered in every state in which we offer or sell shares. Generally, such registrations are for a period of one year. Thus, we may have to stop selling shares in any state in which our registration is not renewed or otherwise extended annually. We reserve the right to terminate this offering at any time and to extend our offering term to the extent permissible under applicable law.
Experts
The consolidated financial statements of Jones Lang LaSalle Income Property Trust, Inc. and subsidiaries as of and for the years ended December 31, 2013 and 2012 and the related financial statement schedule have been included in this supplement in reliance on the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in auditing and accounting. The audit report refers to retrospective adjustments for discontinued operations described in note 3B, the retrospective adjustments for shares and earnings per share described in note 6 under “Stock Dividend,” and the retrospective adjustments for reportable segments described in note 10, which were applied to the 2011 consolidated financial statements. However, KPMG LLP was not engaged to audit, review, or apply any procedures to the 2011 consolidated financial statements of Jones Lang LaSalle Income Property Trust, Inc. other than with respect to the aforementioned adjustments.

The financial statements as of and for the year ended December 31, 2011, before the effects of the adjustments to retrospectively (i) reflect the discontinued operations described in Note 3B, (ii) reflect the stock split described in Note 6, and (iii) reflect the change in the composition of reportable segments described in Note 10, and the financial statement schedule included in this supplement for the year ended December 31, 2011 have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Annual Report on Form 10-K
The prospectus is hereby supplemented with the following Annual Report on Form 10-K, excluding exhibits, for the year ended December 31, 2013 that was filed with the SEC on March 6, 2014, a copy of which is attached to this supplement as Appendix A.

Appendix A                  UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________________
FORM 10-K
_________________________________

☒	ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the fiscal year ended December 31, 2013
OR

☐	TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the transition period from              to
Commission file number: 0-51948

Jones Lang LaSalle Income Property Trust, Inc.
(Exact name of registrant as specified in its charter)
_________________________________

Maryland	20-1432284
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification Number)
200 East Randolph Drive, Chicago, IL, 60601
(Address of principal executive offices, including Zip Code)
Registrant’s telephone number, including area code: (312) 782-5800
Securities registered pursuant to Section 12(b) of the Act: None
Securities registered pursuant to Section 12(g) of the Act:
Title of each class
Class A Common Stock, $.01 par value
Class M Common Stock, $.01 par value
_________________________________
Indicate by check mark if the registrant is a well-known seasoned issuer, as defined in Rule 405 of the Securities Act.    Yes  ☐    No  ☒
Indicate by check mark if the registrant is not required to file reports pursuant to Section 13 or Section 15(d) of the Act.    Yes  ☐    No  ☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐
Indicate by check mark whether the registrant has submitted electronically and posted on its corporate Website, if any, every Interactive Data File required to be submitted and posted pursuant to Rule 405 of Regulation S-T (§232.405 of this chapter) during the preceding 12 months (or for such shorter period that the registrant was required to submit and post such files).    Yes  ☒    No  ☐
Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K (§229.405 of this chapter) is not contained herein, and will not be contained, to the best of registrant’s knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K.  ☒
Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company. See the definitions of “large accelerated filer,” “accelerated filer” and “smaller reporting company” in Rule 12b-2 of the Exchange Act. (Check one):

Large accelerated filer	☐	Accelerated filer	☐
Non-accelerated filer	☒	Smaller reporting company	☐
Indicate by check mark whether the registrant is a shell company (as defined in Rule 12b-2 of the Act).    Yes  ☐    No  ☒
As of June 28, 2013, the aggregate market value of the 26,444.843 shares of Class E common stock, 9,320.989 shares of Class A common stock and 1,629.313 shares of Class M common stock held by non-affiliates of the Registrant was $268,123.606, $94,282.569 and$16,493.846 for Class E, A and M shares, respectively, based upon the last appraised value of $10.14, $10.12 and $10.12 per share for Class E, A and M shares, respectively.
As of March 6, 2014, there were 14,122,188 shares of Class A Common Stock outstanding and 28,992,015 shares of Class M Common Stock outstanding.
DOCUMENTS INCORPORATED BY REFERENCE
Specified portions of the registrant’s proxy statement, which will be filed with the Commission pursuant to Regulation 14A in connection with the registrant’s 2014 Annual Meeting of Stockholders, are incorporated by reference into Part III of this annual report.

Cautionary Note Regarding Forward-Looking Statements
This Form 10-K may contain forward-looking statements within the meaning of Section 21E of the Securities Exchange Act of 1934 (the “Exchange Act”), regarding, among other things, our plans, strategies and prospects, both business and financial. Forward-looking statements include, but are not limited to, statements that represent our beliefs concerning future operations, strategies, financial results or other developments. Forward-looking statements can be identified by the use of forward-looking terminology such as, but not limited to, “may,” “should,” “expect,” “anticipate,” “estimate,” “would be,” “believe,” or “continue” or the negative or other variations of comparable terminology. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond our control or are subject to change, actual results could be materially different. Although we believe that our plans, intentions and expectations reflected in or suggested by these forward-looking statements are reasonable, we cannot assure you that we will achieve or realize these plans, intentions or expectations. Forward-looking statements are inherently subject to risks, uncertainties and assumptions. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date this Form 10-K is filed with the Securities Exchange Commission (“SEC”). Except as required by law, we do not undertake any obligation to update or revise any forward-looking statements contained in this Form 10-K. Important factors that could cause actual results to differ materially from the forward-looking statements are disclosed in “Item 1A. Risk Factors,” “Item 1. Business” and “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations.”
Presentation of Dollar Amounts
Unless otherwise noted, all dollar amounts, except per share dollar amounts, reported in this Form 10-K are in thousands.

PART I

Item 1.	Business.
GENERAL
Except where the context suggests otherwise, the terms “we,” “us,” “our” and the “Company” refer to Jones Lang LaSalle Income Property Trust, Inc. The terms “Advisor” and “LaSalle” refer to LaSalle Investment Management, Inc.

Jones Lang LaSalle Income Property Trust, Inc. is an externally managed, non-listed, daily valued perpetual-life real estate investment trust ("REIT") that owns and manages a diversified portfolio of apartment, industrial, office and retail properties located primarily in the United States. We expect over time that our real estate portfolio will be further diversified on a global basis through the acquisition of additional properties outside of the United States and will be complemented by investments in real estate-related debt and equity securities. We were originally incorporated on May 28, 2004 under the laws of the State of Maryland. We believe that we have operated in such a manner to qualify to be taxed as a REIT for federal income tax purposes commencing with the taxable year ended December 31, 2004, when we first elected REIT status. As of December 31, 2013, we owned interests in a total of 24 properties located in 10 states and one in Canada.

From our inception to October 1, 2012, we raised equity proceeds through private offerings of shares of our undesignated common stock. On October 1, 2012, the Securities and Exchange Commission (the "SEC") initially declared effective our Registration Statement on Form S-11 (Commission File No. 333-177963) (the "Registration Statement") with respect to our continuous public offering of up to $3,000,000 in any combination of Class A and Class M shares of common stock (the "Offering"). On September 27, 2012, we designated our previously undesignated common stock as Class E common stock. On October 1, 2012, we effected a stock dividend for all Class E shares at a ratio of 4.786-to-1 in order to achieve an NAV per share for each of the Class A, Class M and Class E shares of $10.00 as of the date we commenced the Offering. Affiliates of our sponsor, Jones Lang LaSalle Incorporated ("Jones Lang LaSalle" or our "Sponsor"), have invested an aggregate of $60,200 through purchases of shares of our Class E common stock. On October 1, 2013, all of our Class E stock converted to Class M stock. Holders of Class E stock received approximately 1.001 shares of Class M stock for each share of Class E stock owned. As of December 31, 2013, 13,043,452 shares of Class A common stock, and 28,634,822 shares of Class M common stock were outstanding and held by a total of 3,202 stockholders. From the commencement of our Offering on October 1, 2012 through December 31, 2013 and through March 6, 2014, we raised aggregate gross proceeds from the sale of shares of our Class A common stock of $132,387 and $142,982, respectively. From the commencement of our Offering on October 1, 2012 through December 31, 2013 and through March 6, 2014, we raised aggregate gross proceeds from the sale of shares of our Class M common stock of $24,344 and $27,972, respectively.

Prior to November 14, 2011, the Company (previously named Excelsior LaSalle Property Fund, Inc.) was managed by Bank of America Capital Advisors LLC (the “Former Manager”), a registered investment adviser with the SEC, that had the day-to-day responsibility for our management and administration pursuant to a management agreement between the Company and the Former Manager (the “Management Agreement”). On November 14, 2011, the Former Manager assigned its right, duties and obligations as manager of the Company under the Management Agreement to LaSalle and since that date, the Former Manager has had no responsibility for the management of the Company.

LaSalle acts as our advisor pursuant to the amended and restated advisory agreement between the Company and LaSalle, which became effective on October 1, 2012 (the “Advisory Agreement”). Our Advisor, a registered investment adviser with the SEC, has broad discretion with respect to our investment decisions and is responsible for selecting our investments and for managing our investment portfolio pursuant to the terms of the Advisory Agreement. LaSalle is a wholly owned, but operationally independent subsidiary of Jones Lang LaSalle, a New York Stock Exchange-listed financial and professional services firm that specializes in real estate. We have no employees as all operations are managed by our Advisor. We have certain executive officers, but they are employees of and compensated by our Advisor.

INVESTMENT OBJECTIVES AND STRATEGY
Investment Objectives

Our primary investment objectives are:

•    to generate an attractive level of current income for distribution to our stockholders;

•    to preserve and protect our stockholders' capital investments;

•    to achieve appreciation of our NAV over time; and

•    to enable stockholders to utilize real estate as an asset class in diversified, long-term investment portfolios.

We cannot assure that we will achieve our investment objectives. Our charter places numerous limitations on us with respect to the manner in which we may invest our funds. In most cases, these limitations cannot be changed unless our charter is amended, which may require the approval of our stockholders.

Investment Strategy

The cornerstone of our investment strategy is to acquire and manage income-producing commercial real estate properties and real estate-related assets around the world. We believe this strategy will enable us to provide our stockholders with a portfolio that is well-diversified across property type, geographic region and industry, both in the United States and internationally. It is our belief that adding international investments to our portfolio over time will serve as an effective tool to construct a well-diversified portfolio designed to provide our stockholders with stable distributions and attractive long-term risk-adjusted returns.

We believe that our broadly diversified portfolio will benefit our stockholders by providing:

•    diversification of sources of income;

•    access to attractive real estate opportunities currently in the United States and, over time, around the world;
and

•    exposure to a return profile that should have lower correlations with other investments.

Since real estate markets are often cyclical in nature, our strategy will allow us to more effectively deploy capital into property types and geographic regions where the underlying investment fundamentals are relatively strong or strengthening and away from those property types and geographic regions where such fundamentals are relatively weak or weakening. We intend to meet our investment objectives by selecting investments across multiple property types and geographic regions to achieve portfolio stability, diversification, current income and favorable risk-adjusted returns. To a lesser degree, we also intend to invest in debt and equity interests backed principally by real estate, which we refer to collectively as “real estate-related assets.”

We believe that the evolving global commercial real estate markets may present opportunities to purchase high quality properties and other real estate-related assets at discounts to both the previous market peaks and asset replacement costs during the period in which we are investing the net proceeds of the Offering. We also believe that making these investments during the current period of this financial cycle may position our investment portfolio to realize enhanced income and moderate value appreciation as the economies of the United States and our global target markets gradually improve.

We will leverage LaSalle's broad commercial real estate research and strategy platform and capabilities to employ a research-based investment philosophy focused on building a portfolio of commercial properties and real estate-related assets that we believe have the potential to provide stable income streams and outperform market averages over an extended holding period. Furthermore, we believe that having access to LaSalle and Jones Lang LaSalle's global platforms, with real estate professionals living and working throughout our global target markets, will be a valuable resource to us when considering and executing upon international investment opportunities.

Investment Portfolio Allocation Targets
Our board of directors has adopted investment guidelines for our Advisor to implement and actively monitor in order to allow us to achieve and maintain diversification in our overall investment portfolio. Our board of directors formally reviews our investment guidelines on an annual basis and our investment portfolio on a quarterly basis or more often as they deem appropriate. Changes to our investment guidelines must be approved by our board of directors.

Following our initial ramp-up period, as described below, we will seek to invest:
•    up to 80% of our assets in properties;
•    up to 25% of our assets in real estate-related assets; and
•    up to 15% of our assets in cash, cash equivalents and other short-term investments.

Notwithstanding the above, the actual percentage of our portfolio that is invested in each investment type may from time to time be outside these target levels due to numerous factors including but not limited to large inflows of capital over a short period of time, lack of attractive investment opportunities or an increase in anticipated cash requirements for repurchase requests.

During the period until we have raised substantial capital and our total NAV has reached $800,000, which we refer to as our “ramp-up period,” we will balance the goals of achieving a more diversified portfolio and reducing our leverage. After the ramp-up period, we believe that the size of our portfolio of investments should be sufficient for our Advisor to adhere more closely to our investment guidelines, although we cannot predict how long our ramp-up period will last and cannot provide assurances that we will be able to raise sufficient capital to accomplish this objective. During our ramp-up period, the percentages of our gross assets comprised of various categories of assets may fluctuate as we identify investment opportunities and make investments.
INVESTMENT POLICIES
We may invest in real estate directly or indirectly through interests in corporations, limited liability companies, partnerships and joint ventures having an equity interest in real property, real estate investment trusts, ground leases, tenant in common interests, mortgages, participating mortgages, convertible mortgages, second mortgages, mezzanine loans or other debt interests convertible into equity interests in real property, options to purchase real estate, real property purchase-and-leaseback transactions and other transactions and investments with respect to real estate.

We intend to use financial leverage to provide additional funds to support our investment activities. During the ramp-up period, we intend to use lower amounts of leverage, if any, to finance our new acquisitions in order to reduce our overall Company leverage. After the ramp-up period, we expect to maintain a targeted Company leverage ratio of between approximately 30% and 50%. Our Company leverage ratio (calculated as our share of total liabilities divided by our share of the fair value of total assets) was 45% at December 31, 2013, down from 63% at December 31, 2012 as a result of debt extinguishments, acquiring properties with low or no leverage, increasing property values and proceeds from our Offering. We intend to continue to use portions of the proceeds from the Offering to retire certain property-level borrowings as they mature or become available for repayment or when doing so is beneficial to achieving our investment objectives and raising new equity. We are precluded from borrowing more than approximately 75% of the sum of the cost of our investments (before non-cash reserves and depreciation), which is based upon the limit specified in our charter that borrowing may not exceed 300% of the cost of our net assets. “Net assets” is defined as our total assets other than intangibles valued at cost (prior to deducting depreciation and amortization, reserves for bad debts and other non-cash reserves) less total liabilities. However, we may temporarily borrow in excess of these amounts if such excess is approved by a majority of our board, including a majority of our independent directors, and disclosed to stockholders in our next quarterly report, along with justification for such excess. In such event, we will review our debt levels at that time and take action to reduce any such excess as soon as practicable. We are currently in compliance with the charter limitations on our indebtedness.

Investments in Properties
We generally invest in properties located in large metropolitan areas that are well-leased with a stable tenant base and that should generate predictable income. However, we may make investments in properties with other characteristics if we believe that the investments have the potential to enhance portfolio diversification or investment returns, as further described below under “Value Creation Opportunities.” There is no limitation on the amount we may invest in any single property.

We intend to manage risk through creating and managing a broadly diversified portfolio of properties in developed markets around the world. We believe that a broadly diversified investment portfolio may offer investors significant benefits for a given level of risk relative to a more concentrated investment portfolio. In addition, we believe that assembling a diversified tenant base by investing in multiple properties and property types across multiple markets and geographic regions may mitigate the economic impacts associated with releasing properties or tenants potentially defaulting under their leases, since lease revenues represent the primary source of income from our real estate investments.

We will focus on acquiring and managing a portfolio of properties that provides tenants and residents with modern functionality and location desirability in order to avoid near-term obsolescence. We will generally invest in well-designed buildings that we believe present an attractive appearance, have been and are properly maintained and require minimal capital improvements in the near term. We generally do not intend to acquire higher risk properties in need of significant renovation, development or new construction; however, we may invest in these types of properties if we believe attractive risk-adjusted investment returns can be achieved through proactive management techniques or value-add programs, as further described below under “Value Creation Opportunities.”

Our board of directors is responsible for determining the consideration we pay for each property we acquire. However, our board has adopted investment guidelines that delegate this authority to our Advisor, so long as our Advisor complies with these investment guidelines. The investment guidelines limit the types of properties and investment amounts that may be acquired or disposed of without the specific approval of our board. Our board may change from time to time the scope of authority delegated to our Advisor.
Global Target Markets

In general, we seek to invest in properties in well-established locations within larger metropolitan areas and with the potential for above average population or employment growth. Although we have and expect to continue to focus on investing primarily in developed markets throughout the United States, we may also invest a substantial portion of the proceeds of our Offering in markets outside of the United States. We believe that an allocation to international investments that meet our investment objectives and guidelines will contribute meaningfully to the diversification of our portfolio, the ability for us to identify favorable income-generating investments and the potential for achieving attractive long-term returns. We believe that opportunities for attractive risk-adjusted returns exist both within the United States and globally. Most of our investments outside of the United States will be in core properties in stabilized, well-developed markets within Europe and the Asia Pacific region. We believe that our strategy to acquire properties on a global basis will provide for a well-diversified portfolio that will generate attractive current returns and optimize long-term value for our stockholders.
Value Creation Opportunities

We may periodically seek to enhance investment returns through various value creation opportunities. While there are no specific limitations on the nature or amount of these types of investments, in the aggregate they are not expected to materially change the risk profile of the overall portfolio. Examples of likely value creation investments include properties with significant leasing risk, forward purchase commitments, redevelopment or repositioning opportunities and nontraditional or mixed-use property types. These investments generally have a higher risk and higher return profile than our primarily core strategy.

Disposition Policies

We anticipate that we will hold most of our properties for an extended period. However, we may determine to sell a property before the end of its anticipated holding period. We will monitor each investment within the portfolio and the overall portfolio composition for appropriateness in meeting our investment objectives. Our Advisor may determine to sell a property if:

•	an opportunity has arisen to enhance overall investment returns by reallocating capital;

•	there are diversification benefits associated with disposing of the property and rebalancing our investment portfolio;

•	in the judgment of our Advisor, the value of the property might decline or underperform as compared to our investment objectives;

•	an opportunity has arisen to pursue a more attractive investment;

•	the property was acquired as part of a portfolio acquisition and does not meet our investment guidelines;

•	there exists a need to generate liquidity to satisfy repurchase requests, to pay distributions to our stockholders or for working capital; or

•	in the judgment of our Advisor, the sale of the property is in the best interests of our stockholders.

Generally, we intend to reinvest proceeds from the sale, financing or other disposition of properties in a manner consistent with our investment strategy and guidelines, although we may be required to distribute such proceeds to stockholders in order to comply with REIT requirements or we may make distributions for other reasons.

Investments in Real Estate-Related Assets

We may invest a portion of our portfolio in real estate-related assets other than properties. These assets may include the common and preferred stock of publicly-traded real estate-related companies, preferred equity interests, mortgage loans and other real estate-related equity and debt instruments. Up to 25% of our overall portfolio may be invested in real estate-related assets. We believe that our Advisor's ability to acquire real estate-related assets in conjunction with acquiring a portfolio of properties may provide us with additional liquidity and further diversification, which provides greater financial flexibility and discretion to construct an investment portfolio designed to achieve our investment objectives. Our charter requires that any investment in equity securities (other than equity securities traded on a national securities exchange or included for quotation on an inter-dealer quotation system) not within the specific parameters of our investment guidelines adopted by our board of directors must be approved by a majority of our directors, including a majority of our independent directors, not otherwise interested in the transaction as being fair, competitive and commercially reasonable.

We may invest in mortgage loans consistent with the requirements for qualification as a REIT. We may originate or acquire interests in mortgage loans, generally on the same types of properties we might otherwise buy. These mortgage loans may pay fixed or variable interest rates or have “participating” features described below. Normally, mortgage loans will be secured by income-producing properties. They typically will be non-recourse, which means they will not be the borrower's personal obligations. We expect that most will be first mortgage loans, with first priority liens on the property. These loans may provide for payments of principal and interest or may provide for interest-only payments, with a balloon payment at maturity.

We may make mortgage loans that permit us to participate in the revenues from or appreciation of the underlying property consistent with the rules applicable for qualification as a REIT. These participations may entitle us to receive additional interest, usually calculated as a percentage of the income the borrower receives from operating, selling or refinancing the property. We may also receive an option to buy an interest in the property securing the participating loan.

Subject to the percentage of ownership limitations and gross income and asset requirements required for REIT qualification, we may invest in equity securities of companies engaged in real estate activities, including for the purpose of exercising control over such entities. Companies engaged in real estate activities may include, for example, REITs that either own properties or make real estate loans, real estate developers, entities with substantial real estate holdings such as limited partnerships, funds and other commingled investment vehicles, and other companies whose products and services are related to the real estate industry, such as mortgage lenders or mortgage servicing companies. We may acquire all or substantially all of the securities or assets of companies engaged in real estate activities where such investment would be consistent with our investment policies and our status as a REIT. We may also acquire exchange traded funds and mutual funds focused on REITs and real estate companies. In any event, we do not intend that our investments in securities will require us to register as an investment company under the Investment Company Act, and we intend to generally divest appropriate securities before any such registration would be required.

Cash, Cash Equivalents and Other Short-Term Investments

We may invest up to 15% of our assets in cash, cash equivalents and other short-term investments. These types of investments may include the following, to the extent consistent with our qualification as a REIT:

•
money market instruments, cash and other cash equivalents (such as high-quality short-term debt instruments, including commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, interest- bearing time deposits and credit rated corporate debt securities);

•	U.S. government or government agency securities; and

•	credit rated corporate debt or asset-backed securities of U.S. or foreign entities, or credit rated debt securities of foreign governments or multi-national organizations.

Other Investments

We may, but do not presently intend to, make investments other than as previously described. At all times, we intend to make investments in such a manner consistent with maintaining our qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code"). We do not intend to underwrite securities of other issuers.
COMPETITION
We face competition when attempting to make real estate investments, including competition from domestic and foreign financial institutions, other REITs, life insurance companies, pension funds, partnerships and individual investors. The leasing of real estate is also highly competitive. Our properties compete for tenants with similar properties primarily on the basis of location, total occupancy costs (including base rent and operating expenses), services provided and the design and condition of the improvements.
SEASONALITY
For our six student-oriented apartment communities, the majority of our leases commence mid-August and terminate the last day of July. These dates generally coincide with the commencement of the universities’ fall academic term and the completion of the subsequent summer school session. In certain cases we enter into leases for less than the full academic year, including nine-month or shorter-term leases. As a result, cash flows may be reduced during the summer months at properties having lease terms shorter than 12 months. The annual releasing cycle results in significant turnover in the tenant population from year to year. Accordingly, certain property revenues and operating expenses tend to be seasonal in nature, and therefore not incurred ratably over the course of the year. Prior to the commencement of each new lease period, mostly during the first two weeks of August, we prepare the units for new incoming tenants. Other than revenue generated by in-place leases for returning tenants, we do not generally recognize lease revenue during this period referred to as “Turn” as we have no leases in place. In addition, during Turn we incur significant expenses making our units ready for occupancy, which we recognize immediately. This lease Turn period results in seasonality impacts to our operating results during the second and third quarter of each year.
With the exception of our student-oriented apartment communities described above, our investments are not materially impacted by seasonality, despite certain of our retail tenants being impacted by seasonality. Percentage rents (rents computed as a percentage of tenant sales) that we earn from investments in retail properties may, in the future, be impacted by seasonality.
ENVIRONMENTAL STRATEGIES
As an owner and operator of real estate, we are subject to various environmental laws. Compliance with existing laws has not had a material adverse effect on our financial condition and results of operations, and we do not believe it will have such an impact in the future. However, we cannot predict the impact of unforeseen environmental contingencies or new or changed environmental laws or regulations applicable to our current investments in properties or investments in properties we may make in the future. During our due diligence prior to making investments in properties, we retain qualified environmental consultants to assist us in identifying and quantifying environmental risks associated with such investments.

GEOGRAPHIC CONCENTRATION
The following table provides information regarding the geographic concentration of our real estate portfolio as of December 31, 2013:

	Number of Properties	Net Rentable Square Feet	Estimated Percent of Fair Value
South	10	3,314,000	39%
West	6	712,000	25%
East	2	542,000	17%
Midwest	5	1,541,000	13%
International	1	135,000	6%
Total	24	6,244,000	100%
The following sets forth the percentage of our consolidated revenues derived from properties owned in each state that accounted for more than 10% of our consolidated revenues during 2013, 2012 and 2011:

State	Percentage of Consolidated Revenues
2013
California	31%
Florida	14%
Georgia	12%
Missouri	11%

2012
California	21%
Florida	16%
Georgia	13%
Missouri	12%

2011
California	17%
Florida	13%
Georgia	12%
Missouri	10%

FOREIGN OPERATIONS
We currently own one property outside the United States, a multi-tenant office building located in Calgary, Canada. We are subject to currency risk and general Canadian economy risks associated with this investment. This property in Canada accounted for approximately 9% of our consolidated office revenues for the year ended December 31, 2013 and 12% for years ended December 31, 2012 and 2011, and approximately 4% of our consolidated revenues for the year ended December 31, 2013, and 5% for the years ended December 31, 2012 and 2011, respectively.

DEPENDENCE ON SIGNIFICANT TENANTS
Our significant tenants that accounted for more than 10% of the consolidated revenues from their respective segments during 2013, 2012 and 2011 were as follows:

	For the year ended December 31,
	2013	2012	2011
Office
Conexant Systems, Inc. (1)	14%	18%	15%
Dignity Health (2)	9%	16%	13%
Fannie Mae	5%	6%	18%
Industrial
Musician's Friend	45%	67%	68%
Acuity Specialty Products	22%	33%	32%
Mitsubishi Electric	18%	—%	—%

(1)	On January 18, 2013, this tenant defaulted on its lease and subsequently filed for bankruptcy. On December 10, 2013, we sold this property.

(2)	On October 24, 2013, we sold the properties where this tenant had occupied space.
REPORTABLE SEGMENTS

We align our internal operations along the four primary property types we are targeting for investments resulting in four operating segments: apartment properties, industrial properties, office properties and retail properties. See Item 7, “Management's Discussion and Analysis of Financial Condition and Results of Operations” and Item 8, “Financial Statements and Supplementary Data” for financial information related to our reportable segments.

Apartment Properties

Apartment properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use as opposed to detached single-family residential properties. There are three main types of apartment properties: garden-style (mostly one-story apartments), low-rise and high-rise. Apartments generally have the lowest vacancy rates of any property type, with the better performing properties typically located in urban markets or locations with strong employment and demographic dynamics. We plan to invest in apartment properties that are located in or near employment centers with favorable potential for employment growth and conveniently situated with access to transportation and retail and service amenities. Traditional apartment properties are generally leased by apartment unit to individual tenants for one year terms. We also anticipate that we will continue to own and invest in student apartment communities which are typically leased on an individual lease basis by bed and for a term of one year or less.

Industrial Properties

Industrial properties are generally categorized as warehouse/distribution centers, research and development facilities, flex space or manufacturing. The performance of industrial properties is typically dependent on the proximity to economic centers and the movement of global trade and goods. In addition, industrial properties typically utilize a triple-net lease structure pursuant to which the tenant is generally responsible for property operating expenses in addition to base rent which can help mitigate the risks associated with rising expenses. We intend to invest in industrial properties that are located in major distribution hubs and near transportation modes such as port facilities, airports, rail lines and major highway systems.

Office Properties

Office sector properties are generally categorized based upon location and quality. Buildings may be located in Central Business Districts ("CBDs") or suburbs. Buildings may also be classified by general quality and size, ranging from Class A properties which are generally large-scale buildings of the highest-quality to Class C buildings which are below investment grade. We intend to invest in Class A or B office properties that are near areas of dense population, have sufficient transportation access or are located within well-established suburban office/business parks or CBDs. We also anticipate that a portion of the office properties in which we invest will be medical office and healthcare related facilities. We expect the duration of our office leases to be generally between five to ten years which can help mitigate the volatility of our portfolio's income.

Retail Properties

The retail sector is comprised of five main formats: neighborhood retail, community centers, regional centers, super-regional centers and single-tenant stores. Location, convenience, accessibility and tenant mix are generally considered to be among the key criteria for successful retail investments. Retail leases tend to range from three to five years for small tenants and ten to 15 years for large anchor tenants. Leases, particularly for anchor tenants, may include a base payment plus a percentage of retail sales. Household incomes and population density are generally considered to be key drivers of local retail demand. We will seek investments in retail properties that are located within densely populated residential areas with favorable demographic characteristics and near other retail and service amenities.
AVAILABLE INFORMATION
We are subject to the information requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Therefore, we file periodic reports, proxy statements and other information with the SEC. Such reports, proxy statements and other information may be obtained by visiting the Public Reference Room of the SEC at 100 F Street, NE, Washington, DC 20549 or by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a website (www.sec.gov) that contains reports, proxy and information statements, and other information regarding issuers, like the Company, that file electronically. Our website is www.JLLIPT.com. Our reports on Forms 10-K, 10-Q and 8-K, and all amendments to those reports are posted on our website as soon as reasonably practicable after the reports are electronically filed with or furnished to the SEC. The contents of our website are not incorporated by reference.
INSURANCE
Although we believe our investments are currently adequately covered by insurance consistent with the level of coverage that is standard in our industry, we cannot predict at this time if we will be able to obtain adequate coverage at a reasonable cost in the future.
EMPLOYEES
We have no paid employees. The employees of our Advisor or its affiliates provide management, acquisition, advisory and certain other administrative services for us.

Item 1A.	Risk Factors.
You should consider carefully the risks described below and the other information in this Form 10-K, including our consolidated financial statements and the related notes included elsewhere in this Form 10-K. If any of the following risks actually occur, they may materially harm our business and our financial condition and results of operations and cause the Company’s net asset value(“NAV”) to decline.
Risks Related to Investing in Shares of Our Common Stock
We have a history of operating losses and cannot assure you that we will achieve profitability.
Since our inception in 2004, we have experienced net losses (calculated in accordance with U.S. generally accepted accounting principles ("GAAP")) each fiscal year, except for 2005 and 2012, and, as of December 31, 2013, we had an accumulated deficit of $140,798. The extent of our future operating losses and the timing of profitability are highly uncertain, and we may never achieve or sustain profitability.

The availability, timing and amount of cash distributions to you is uncertain.
Our board of directors declared quarterly dividends for our stockholders equal to $0.09506 per share for each of the third quarter of 2011 and the first, second and third quarters of 2012 (as adjusted for the stock dividend that occurred on October 1, 2012). In addition, our board of directors declared quarterly dividends of $0.10 per share for each of the fourth quarter of 2012 and the first, second and third quarters of 2013. On November 4, 2013, our board of directors declared a quarterly dividend of $0.11 per share for the fourth quarter of 2013. We historically paid quarterly distributions beginning in the first quarterly period following the initial closing of our first offering on December 23, 2004 through March 31, 2009, but we did not pay distributions for the nine quarterly periods prior to September 30, 2011. We bear all expenses incurred in our operations, which are deducted from cash funds generated from operations prior to computing the amount of cash for distribution to stockholders. In addition, our board of directors, in its discretion, may retain any portion of such funds for working capital or other purposes, which was the policy of our board of directors between March 2009 through September 2011 when we suspended our distributions as a part of our cash conservation strategy adopted in response to the uncertain economic climate and extraordinary conditions in the commercial real estate industry.

Your overall return may be reduced if we pay distributions from sources other than our cash from operations.
To date, all of the distributions we have paid to stockholders have been funded through a combination of cash flow from our operations and borrowings. We may not generate sufficient cash flow from operations to fully fund distributions to stockholders. Therefore, we may choose to use cash flows from financing activities, which include borrowings (including borrowings secured by our assets), net proceeds of our Offering or other sources to fund distributions to our stockholders. We may be required to continue to fund our regular distributions from a combination of some of these sources if our investments fail to perform as anticipated, our expenses are greater than expected or due to numerous other factors. We have not established a limit on the amount of our distributions that may be paid from any of these sources. Using certain of these sources may result in a liability to us, which would require a future repayment. The use of these sources for distributions and the ultimate repayment of any liabilities incurred could adversely impact our ability to pay distributions in future periods, decrease our NAV, decrease the amount of cash we have available for operations and new investments and adversely impact the value of an investment in our shares of common stock.
Risks Related to Conflicts of Interest
Our Advisor will face a conflict of interest with respect to the allocation of investment opportunities and competition for tenants between us and other real estate programs that it advises.
Our Advisor’s officers and key real estate professionals will identify potential investments in properties and other real estate-related assets which are consistent with our investment guidelines for our possible acquisition. However, our Advisor may not acquire an investment in a property unless it has reviewed and approved presenting it to us in accordance with its allocation policies. LaSalle and its affiliates will advise other investment programs that invest in properties and real estate-related assets in which we may be interested. LaSalle could face conflicts of interest in determining which programs will have the opportunity to acquire and participate in such investments as they become available. As a result, other investment programs advised by LaSalle may compete with us with respect to certain investments that we may want to acquire.
In addition, we may acquire properties in geographic areas where other investment programs advised by LaSalle own properties. Therefore, our properties may compete for tenants with other properties owned by such investment programs. If one of such investment programs attracts a tenant that we are competing for, we could suffer a loss of revenue due to delays locating another suitable tenant.

Our Advisor faces a conflict of interest because the fees it receives for services performed are based on our NAV, which is calculated by our Advisor.
Our Advisor is paid a fee for its services based on our NAV, which is calculated by our Advisor. The calculation of our NAV includes certain subjective judgments of our Advisor and our independent valuation advisor, including estimates of fair value of particular assets, and therefore may not correspond to realizable value upon a sale of those assets.
Our Advisor’s management personnel face conflicts of interest relating to time management and there can be no assurance that our Advisor’s management personnel will devote adequate time to our business activities or that our Advisor will be able to hire adequate additional employees.
All of our Advisor’s management personnel, other employees, affiliates and related parties may also provide services to other affiliated entities of our Advisor. We are not able to estimate the amount of time that such management personnel will devote to our business. As a result, certain of our Advisor’s management personnel may have conflicts of interest in allocating their time between our business and their other activities which may include advising and managing various other real estate programs and ventures, which may be numerous and may change as programs are closed or new programs are formed. During times of significant activity in other programs and ventures, the time they devote to our business may decline and be less than we would require. There can be no assurance that our Advisor’s affiliates will devote adequate time to our business activities or that our Advisor will be able to hire adequate additional employees.
Our Advisor and its affiliates, including our officers and some of our directors, face conflicts of interest caused by compensation arrangements with us and other LaSalle affiliated entities, which could result in actions that are not in our stockholders’ best interests.
Our Advisor and its affiliates receive substantial fees from us in return for their services and these fees could influence our Advisor’s advice to us. Among other matters, the compensation arrangements could affect their judgment with respect to:

•	the continuation, renewal or enforcement of our agreements with our Advisor and its affiliates, including the Advisory Agreement;

•	the decision to adjust the value of our real estate portfolio or the value of certain portions of our portfolio of other real estate-related assets, or the calculation of our NAV;

•	public offerings of equity by us, which may result in increased advisory fees of the Advisor;

•	competition for tenants from affiliated programs that own properties in the same geographic area as us; and

•	asset sales, which may allow LaSalle or its affiliate to earn disposition fees and commissions.
We currently have, and may enter into, agreements with our Sponsor to perform certain services for our real estate portfolio.
Our Sponsor provides property management, leasing and other services to property owners, and currently provides certain services to us with respect to a portion of our properties, and we may engage our Sponsor to perform additional property or construction management, leasing and other services related to our real estate portfolio. The fees, commissions and expense reimbursements paid to our Sponsor in connection with these services have not and will not be determined with the benefit of arm’s length negotiations of the type normally conducted between unrelated parties. Even though all such agreements will be subject to approval by our independent directors, they could be on terms not as favorable to us as those we could achieve with a third party.
The time and resources that LaSalle affiliated entities devote to us may be diverted and we may face additional competition due to the fact that LaSalle affiliated entities are not prohibited from raising money for another entity that makes the same types of investments that we target.
LaSalle affiliated entities are not prohibited from raising money for another investment entity that makes the same types of investments as those we target. As a result, the time and resources they could devote to us may be diverted. In addition, we may compete with any such investment entity for the same investors and investment opportunities. We may also co-invest with any such investment entity. Even though all such co-investments will be subject to approval by our independent directors, they could be on terms not as favorable to us as those we could achieve co-investing with a third party.
Our Advisor may have conflicting fiduciary obligations if we acquire properties with its affiliates or other related entities; as a result, in any such transaction we may not have the benefit of arm’s-length negotiations of the type normally conducted between unrelated parties.
Our Advisor may cause us to acquire an interest in a property from its affiliates or through a joint venture with its affiliates or to dispose of an interest in a property to its affiliates. In these circumstances, our Advisor will have a conflict of interest when fulfilling its fiduciary obligation to us. In any such transaction we may not have the benefit of arm’s-length negotiations of the type normally conducted between unrelated parties. Even though all such transactions will be subject to approval by our independent directors, they could be on terms not as favorable to us as those we could achieve with a third party.
Our executive officers, our affiliated directors and the key real estate professionals acting on behalf of our Advisor face conflicts of interest related to their positions or interests in affiliates of our Advisor, which could hinder our ability to implement our business strategy and to generate returns to our stockholders.
Our executive officers, our affiliated directors and the key real estate professionals acting on behalf of our Advisor may also be involved in the management of other real estate businesses, including other LaSalle affiliated entities, and separate accounts established for institutional investors, each of which invests in the real estate or real estate-related assets. As a result, they owe fiduciary duties to each of these entities and their investors, which fiduciary duties may from time to time conflict with the fiduciary duties that they owe to us and our stockholders. Their loyalties to these other entities and investors could result in action or inaction that is detrimental to our business, which could harm the implementation of our investment strategy. These individuals face conflicts of interest in allocating their time among us and such other funds, investors and activities. These conflicts of interest could cause these individuals to allocate less of their time to us than we may require, which may adversely impact our operations.
Risks Related to Adverse Changes in General Economic Conditions
Changes in global economic and capital markets conditions, including periods of generally deteriorating real estate industry fundamentals, may significantly affect our results of operations and returns to our stockholders.
We are subject to risks generally incident to the ownership of real estate-related assets, including changes in global, national, regional or local economic, demographic and real estate market conditions, as well as other factors particular to the locations of our investments. A prolonged recession, such as the one experienced over the past few years, and a prolonged recovery period could adversely impact our investments as a result of, among other items, increased tenant defaults under our leases, lower demand for rentable space, as well as potential oversupply of rentable space, each of which could lead to increased concessions, tenant improvement expenditures or reduced rental rates to maintain occupancies. These conditions could also adversely impact the financial condition of the tenants that occupy our real properties and, as a result, their ability to pay us rents.
We have recorded impairments of our real estate as a result of such conditions. To the extent that the general economic slowdown is further prolonged or becomes more severe or real estate fundamentals deteriorate further, it may have a significant and adverse impact on our revenues, results from operations, financial condition, liquidity, overall business prospects and ultimately our ability to pay distributions to our stockholders. We have taken significant measures, including selective property dispositions, to conserve cash and preserve our liquidity. There can be no assurance that our cash conservation strategy will be sufficient, and we may be required to engage in additional property dispositions to preserve our liquidity. In this regard, to the extent the availability of credit remains tight, this may have a negative impact on the price we receive for any property disposition we undertake.
Recent market conditions and the risk of renewed market deterioration have caused and may in the future cause the value of our real estate investments to decline.
The recent economic environment and credit market conditions have impacted the performance and value our real estate investments. If the current economic or real estate environment were to worsen in the markets where our properties are located, the NAV per share of our common stock may experience more volatility or further decline as a result. Volatility in the fair value and operating performance of commercial real estate has made estimating cash flows from our real estate investments difficult, since such estimates are dependent upon our judgment regarding numerous factors, including, but not limited to, current and potential future refinancing availability, fluctuations in regional or local real estate values and fluctuations in regional or local rental or occupancy rates, real estate tax rates and other operating expenses.
We cannot assure our stockholders that we will not have to realize or record additional impairment charges, or experience disruptions in cash flows and/or permanent losses related to our real estate investments or decreases in the NAV per share of our common stock in future periods. In addition, to the extent that volatile markets exist, these conditions could adversely impact our ability to potentially sell our real estate investments at a price and with terms acceptable to us or at all.
Inflation or deflation may adversely affect our financial condition and results of operations.
Although neither inflation nor deflation has materially impacted our operations in the recent past, increased inflation could have an adverse impact on our floating rate mortgages and interest rates and general and administrative expenses, as these costs could increase at a rate higher than our rental and other revenue. Inflation could also have an adverse effect on consumer spending which could impact our tenants’ revenues and, in turn, our percentage rents, where applicable. Conversely, deflation could lead to downward pressure on rents and other sources of income.
Risks Related to Our General Business Operations and Our Corporate Structure
We depend on our Advisor and the key personnel of our Advisor and we may not be able to secure suitable replacements in the event that we fail to retain their services.
Our success is dependent upon our relationships with, and the performance of, our Advisor and the key real estate professionals of our Advisor for the acquisition and management of our investment portfolio and our corporate operations. Any of these parties may suffer or become distracted by adverse financial or operational problems in connection with their business and activities unrelated to us and over which we have no control. Should any of these parties fail to allocate sufficient resources to perform their responsibilities to us for any reason, we may be unable to achieve our investment objectives. In the event that, for any reason, our advisory agreement is terminated, or our Advisor is unable to retain its key personnel, it may be difficult for us to secure suitable replacements on acceptable terms, which would adversely impact the value of your investment.
Our Advisor’s inability to retain the services of key real estate professionals could negatively impact our performance.
Our success depends to a significant degree upon the contributions of certain key real estate professionals employed by our Advisor, each of whom would be difficult to replace. Neither we nor our Advisor have employment agreements with these individuals and they may not remain associated with us or our Advisor. If any of these persons were to cease their association with us or our Advisor, our operating results could suffer. Our future success depends, in large part, upon our Advisor’s ability to attract and retain highly skilled managerial, operational and marketing professionals. If our Advisor loses or is unable to obtain the services of highly skilled professionals, our ability to implement our investment strategies could be delayed or hindered.
If we internalize our management functions, the percentage of our outstanding common stock owned by our existing stockholders could be reduced, we could incur other significant costs associated with being self-managed, and any internalization could have other adverse effects on our business and financial condition.
At some point in the future, we may consider internalizing the functions performed for us by our Advisor. The method by which we could internalize these functions could take many forms. We may hire our own group of executives and other employees or we may acquire a subsidiary or division of our Advisor that has performed services for us pursuant to our Advisory Agreement, including its existing workforce. Any internalization transaction could result in significant payments to the owners of our Advisor, including in the form of our common stock, which could reduce the percentage ownership of our then existing stockholders and increase the percentage ownership held by our Advisor and its affiliates. In addition, there is no assurance that internalizing our management functions will be beneficial to us and our stockholders. For example, we may not realize the perceived benefits because of the costs of being self-managed; we may not be able to properly integrate a new staff of managers and employees; or we may not be able to effectively replicate the services provided previously by our Advisor and its affiliates. Internalization transactions have also, in some cases, been the subject of litigation. Even if these claims are without merit, we could be forced to spend significant amounts of money defending claims which would reduce the amount of funds available for us to invest in real estate assets or to pay distributions.
We may change our investment and operational policies without stockholder consent.
We may change our investment and operational policies, including our policies with respect to investments, operations, indebtedness, capitalization and distributions, at any time without the consent of our stockholders, which could result in our making investments that are different from, and possibly riskier or more highly leveraged than is currently contemplated. A change in our investment strategy may, among other things, increase our exposure to interest rate risk, default risk and real estate market fluctuations, all of which could materially affect our ability to achieve our investment objectives.
The termination or replacement of our Advisor could trigger a repayment event under our mortgage loans for some of our properties.
Lenders for certain of our properties may request provisions in the mortgage loan documentation that would make the termination or replacement of our Advisor an event requiring the immediate repayment of the full outstanding balance of the loan. If a repayment event occurs with respect to any of our properties, our ability to achieve our investment objectives could be materially adversely affected.

We are and may continue to be subject to litigation, which could have a material adverse effect on our financial condition.
We currently are, and are likely to continue to be, subject to litigation. Some of these claims may result in significant defense costs and potentially significant judgments against us. We cannot be certain of the ultimate outcomes of currently asserted claims or of those that arise in the future. Resolution of these types of matters against us may result in our having to pay significant fines, judgments, or settlements, which, if uninsured, or if the fines, judgments, and settlements exceed insured levels, would adversely impact our earnings and cash flows, thereby impacting our ability to service debt and make quarterly distributions to our stockholders. Certain litigation or the resolution of certain litigation may affect the availability or cost of some of our insurance coverage, which could adversely impact our results of operations and cash flows, expose us to increased risks that would be uninsured, and/or adversely impact our ability to attract officers and directors.
The limits on the percentage of shares of our common stock that any person may own may discourage a takeover or business combination that could otherwise benefit our stockholders.
Our charter, with certain exceptions, authorizes our board of directors to take such actions as are necessary and desirable to preserve our qualification as a REIT. Unless exempted by our board of directors, no person may own more than 9.8% in value of our outstanding capital stock or more than 9.8% in value or number of shares, whichever is more restrictive, of our outstanding common stock. A person that did not acquire more than 9.8% of our shares may become subject to our charter restrictions if repurchases by other stockholders cause such person’s holdings to exceed 9.8% of our outstanding shares. Any attempt to own or transfer shares of our common stock in excess of the ownership limit without the consent of our board of directors will be void, or will result in those shares being transferred by operation of law to a charitable trust, and the person who acquired such excess shares will not be entitled to any distributions thereon or to vote those excess shares. Our 9.8% ownership limitation may have the effect of delaying, deferring or preventing a change in control of us, including an extraordinary transaction (such as a merger, tender offer or sale of all or substantially all of our assets) that might provide a premium price for our stockholders.
Maryland law and our organizational documents limit our rights and the rights of our stockholders to recover claims against our directors and officers, which could reduce your and our recovery against them if they cause us to incur losses.
Maryland law provides that a director will not have any liability as a director so long as he or she performs his or her duties in accordance with the applicable standard of conduct. In addition, Maryland law and our charter provide that no director or officer shall be liable to us or our stockholders for monetary damages unless the director or officer (1) actually received an improper benefit or profit in money, property or services or (2) was actively and deliberately dishonest as established by a final judgment. Moreover, our charter generally requires us to indemnify and advance expenses to our directors and officers for losses they may incur by reason of their service in those capacities unless their act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty, they actually received an improper personal benefit in money, property or services or, in the case of any criminal proceeding, they had reasonable cause to believe the act or omission was unlawful. As a result, you and we may have more limited rights against our directors or officers than might otherwise exist under common law, which could reduce your and our recovery from these persons if they act in a manner that causes us to incur losses. In addition, we are obligated to fund the defense costs incurred by these persons in some cases. However, our charter provides that we may not indemnify our directors, or our Advisor and its affiliates, for any liability or loss suffered by them or hold our directors, our Advisor and its affiliates harmless for any liability or loss suffered by us, unless they have determined that the course of conduct that caused the loss or liability was in our best interests, they were acting on our behalf or performing services for us, the liability or loss was not the result of negligence or misconduct by our non-independent directors, our Advisor and its affiliates, or gross negligence or willful misconduct by our independent directors, and the indemnification or agreement to hold harmless is recoverable only out of our net assets or the proceeds of insurance and not from the stockholders.
Certain provisions under Maryland law could inhibit transactions or changes of control under circumstances that could otherwise provide stockholders with the opportunity to realize a premium.
Certain provisions of the Maryland General Corporation Law applicable to us prohibit business combinations with: (1) any person who beneficially owns 10% or more of the voting power of our outstanding voting stock, which we refer to as an “interested stockholder;” (2) an affiliate or associate of ours who, at any time within the two-year period prior to the date in question, was the beneficial owner of 10% or more of the voting power of our then outstanding stock, which we also refer to as an “interested stockholder;” or (3) an affiliate of an interested stockholder. These prohibitions last for five years after the most recent date on which the interested stockholder became an interested stockholder. Thereafter, any business combination with the interested stockholder or an affiliate of the interested stockholder must be recommended by our board of directors and approved by the affirmative vote of at least 80% of the votes entitled to be cast by holders of our outstanding voting stock, and two-thirds of the votes entitled to be cast by holders of our voting stock other than shares held by the interested stockholder or its affiliate with whom the business combination is to be effected or held by an affiliate or associate of the interested stockholder. These requirements could have the effect of inhibiting a change in control even if a change in control were in our stockholders’ best interest. These provisions of Maryland law do not apply, however, to business combinations that are approved or exempted by our board of directors prior to the time that someone becomes an interested stockholder. Pursuant to the business combination statute, our board of directors has exempted any business combination involving us and any person, provided that such business combination is first approved by a majority of our board of directors, including a majority of our independent directors.
Your investment return may be reduced if we are required to register as an investment company under the Investment Company Act.
We intend to conduct our operations so that neither we nor our subsidiaries are investment companies under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Section 3(a)(1)(A) of the Investment Company Act defines an investment company as any issuer that is or holds itself out as being engaged primarily in the business of investing, reinvesting or trading in securities. Section 3(a)(1)(C) of the Investment Company Act defines an investment company as any issuer that is engaged or proposes to engage in the business of investing, reinvesting, owning, holding or trading in securities and owns or proposes to acquire investment securities having a value exceeding 40% of the value of the issuer's total assets (exclusive of U.S. government securities and cash items) on an unconsolidated basis. Excluded from the term “investment securities,” among other things, are U.S. government securities and securities issued by majority-owned subsidiaries that are not themselves investment companies and are not relying on the exception from the definition of investment company set forth in Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act.
Rule 3a-1 under the Investment Company Act generally provides that, notwithstanding Section 3(a)(1)(C) of the Investment Company Act, an issuer will not be deemed to be an “investment company” under the Investment Company Act provided that (1) it does not hold itself out as being engaged primarily, or proposes to engage primarily, in the business of investing, reinvesting or trading in securities, and (2) on an unconsolidated basis except as otherwise provided, no more than 45% of the value of its total assets, consolidated with the assets of any wholly owned subsidiary, (exclusive of U.S. government securities and cash items) consists of, and no more than 45% of its net income after taxes, consolidated with the net income of any wholly owned subsidiary, (for the last four fiscal quarters combined) is derived from, securities other than U.S. government securities, securities issued by employees' securities companies, securities issued by certain majority owned subsidiaries of such company and securities issued by certain companies that are controlled primarily by such company. In addition, we believe we will not be considered an investment company under Section 3(a)(1)(A) of the Investment Company Act because we will not engage primarily or hold ourselves out as being engaged primarily in the business of investing, reinvesting or trading in securities. Rather, through our wholly owned or majority-owned subsidiaries, we will be primarily engaged in the non-investment company businesses of these subsidiaries, namely the business of purchasing or otherwise acquiring real property, mortgages and other interests in real estate.
A change in the value of any of our assets could cause us or one or more of our subsidiaries to fall within the definition of “investment company” and negatively affect our ability to maintain our exemption from regulation under the Investment Company Act. To maintain compliance with this exception from the definition of investment company under the Investment Company Act, we may be unable to sell assets we would otherwise want to sell and may be unable to purchase securities we would otherwise want to purchase. In addition, we may have to acquire additional income- or loss-generating assets that we might not otherwise have acquired or may have to forgo opportunities to acquire interests in companies that we would otherwise want to acquire and would be important to our investment strategy.
Our Advisor will continually review our investment activity to attempt to ensure that we will not be regulated as an investment company.
We believe that we and our subsidiaries will satisfy this exclusion. However, if we were obligated to register as an investment company, we would have to comply with a variety of substantive requirements under the Investment Company Act that impose, among other things:
•limitations on capital structure;
•restrictions on specified investments;
•restrictions or prohibitions on retaining earnings;

•restrictions on leverage or senior securities;
•restrictions on unsecured borrowings;
•requirements that our income be derived from certain types of assets;
•prohibitions on transactions with affiliates; and

•	compliance with reporting, record keeping, voting, proxy disclosure and other rules and regulations that would significantly increase our operating expenses.
If we were required to register as an investment company but failed to do so, we would be prohibited from engaging in our business, and criminal and civil actions could be brought against us. In addition, our contracts would be unenforceable unless a court required enforcement, and a court could appoint a receiver to take control of us and liquidate our business.
Registration with the SEC as an investment company would be costly, would subject our company to a host of complex regulations, and would divert the attention of management from the conduct of our business. In addition, the purchase of real estate that does not fit our investment guidelines and the purchase or sale of investment securities or other assets to preserve our status as a company not required to register as an investment company could materially adversely affect our NAV, the amount of funds available for investment and our ability to pay distributions to our stockholders.
Rapid changes in the values of potential investments in real estate-related investments may make it more difficult for us to maintain our qualification as a REIT or our exception from the Investment Company Act.
If the market value or income potential of our real estate-related investments declines, including as a result of increased interest rates, prepayment rates or other factors, we may need to increase our real estate investments and income or liquidate our non-qualifying assets in order to maintain our REIT qualification or our exception from registration under the Investment Company Act. If the decline in real estate asset values or income occurs quickly, this may be especially difficult to accomplish. This difficulty may be exacerbated by the illiquid nature of any non-real estate assets that we may own. We may have to make investment decisions that we otherwise would not make absent REIT and Investment Company Act considerations.
Risks Related to Investments in Real Property
We depend on tenants for our revenue, and accordingly, lease terminations and/or tenant defaults, particularly by one of our significant tenants, could adversely affect the income produced by our properties, which may harm our operating performance, thereby limiting our ability to pay distributions to our stockholders.
The success of our investments materially depends on the financial stability of our tenants, any of whom may experience a change in their business at any time. Recent economic conditions have resulted in higher vacancy rates for all major types of property, which include, office, retail, industrial and apartment properties, due to increased tenant delinquencies or defaults under leases, generally lower demand for rentable space, as well as potential oversupply of rentable space. As a result, our tenants may delay lease commencements, decline to extend or renew their leases upon expiration, fail to make rental payments when due, or declare bankruptcy. Any of these actions could result in the termination of the tenants’ leases, or expiration of existing leases without renewal, and the loss of rental income attributable to the terminated or expired leases. For example, Conexant Systems, Inc. (“Conexant”) defaulted on its lease at Canyon Plaza for failure to make scheduled lease payments and subsequently filed for bankruptcy. In 2012, Conexant accounted for 5.5% of our annualized base rent (more than any other tenant). In the event of a tenant default or bankruptcy, we may experience delays in enforcing our rights as a landlord and may incur substantial costs in protecting our investment and re-letting our property. If significant leases are terminated or defaulted upon, we may be unable to lease the property for the rent previously received or sell the property without incurring a loss. In addition, significant expenditures, such as mortgage payments, real estate taxes and insurance and maintenance costs, are generally fixed and do not decrease when revenues at the related property decrease.
The occurrence of any of the situations described above, particularly if it involves one of our significant tenants, could seriously harm our operating performance. If any of these significant tenants were to default on its lease obligation(s) to us or not extend current leases as they mature, our results of operations and ability to pay distributions to our stockholders could be adversely affected. As lead tenants, the revenues generated by the properties these tenants occupy are substantially dependent upon the financial condition of these tenants and, accordingly, any event of bankruptcy, insolvency, or a general downturn in the business of any of these tenants may result in the failure or delay of such tenant’s rental payments, which may have a substantial adverse effect on our operating performance.

Our revenues will be significantly influenced by the economies and other conditions of the office, retail, industrial and apartment markets in general and the specific geographic markets in which we operate where we have high concentrations of these types of properties.
As of December 31, 2013, our diversification of current fair value of our properties by property type consisted of 28% in the apartment property sector, 20% in the industrial property sector, 36% in the office property sector and 16% in the retail property sector. Because our portfolio consists primarily of apartment, industrial, office and retail properties, we are subject to risks inherent in investments in these types of property. This concentration exposes us to risk of economic downturns in these property sectors to a greater extent than if our portfolio included other sectors in the real estate industry.
Additionally, as of December 31, 2013, approximately 39% of the current fair value of our properties was geographically concentrated in the southern United States. Moreover, our properties located in California, Florida, Georgia and Missouri accounted for approximately 31%, 14%, 12% and 11% of our consolidated revenues, respectively. As a result, we are particularly susceptible to adverse market conditions in these particular areas, including the current economic conditions, the reduction in demand for office, retail, industrial or apartment properties, industry slowdowns, relocation of businesses and changing demographics. Adverse economic or real estate developments in the markets in which we have a concentration of properties, or in any of the other markets in which we operate, or any decrease in demand for office, retail, industrial or apartment space resulting from the local or national business climate, could adversely affect our rental revenues and operating results.
We face risks associated with our student-oriented apartment communities.
For the years ended December 31, 2013 and 2012, student-oriented apartment communities comprised approximately 34% and 40%, respectively, of our revenues. Unlike other apartment housing, student housing communities are typically leased on an individual lease basis, by the bed, which limits each resident’s liability to his or her own rent without liability for a roommate’s rent. The lease terms are typically for less than one year. Student housing communities are also typically leased during a limited leasing season that usually begins in January and ends in August of each year. As a result, we may experience a significant reduction in our cash flows and revenues from our student oriented housing properties during the summer months. If we are unable to find new individual tenants for these properties, it could have a material adverse effect on our NAV.
Many colleges and universities own and operate their own competing on-campus housing facilities, and changes in university admission policies could adversely affect us. For example, if a university reduces the number of student admissions or requires that certain students, such as freshman, live in a university owned facility, the demand for beds at our properties may be reduced and our occupancy rates may decline.
Our operating results are affected by economic and regulatory changes that impact the real estate market in general.
Real estate historically has experienced significant fluctuations and cycles in value that have resulted in reductions in the value of real estate-related investments. Real estate will continue to be subject to such fluctuations and cycles in value in the future that may negatively impact the value of our investments. The marketability and value of our investments will depend on many factors beyond our control. The ultimate performance of our investments will be subject to the varying degrees of risk generally incident to the ownership and operation of the underlying real properties. The ultimate value of our investment in the underlying real properties depends upon our ability to operate the real properties in a manner sufficient to maintain or increase revenues in excess of operating expenses and debt service. Revenues and the values of our properties may be adversely affected by:

•	changes in national or international economic conditions;

•	the cyclicality of real estate;

•	changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics;

•	the financial condition of tenants, buyers and sellers of properties;

•	competition from other properties offering the same or similar services;

•	changes in interest rates and in the availability, cost and terms of mortgage debt;

•	access to capital;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the ongoing need for capital improvements (particularly in older structures);

•	changes in real estate tax rates and other operating expenses;

•	adverse changes in governmental rules and fiscal policies;

•	civil unrest;

•	acts of God, including earthquakes, hurricanes, climate change and other natural disasters, acts of war, acts of terrorism (any of which may result in uninsured losses);

•	adverse changes in zoning laws; and

•	other factors that are beyond our control or the control of the real property owners.
All of these factors are beyond our control. Any negative changes in these factors could affect our ability to meet our obligations and pay distributions to stockholders.
Our retail properties may decline in rental revenue and/or occupancy as a result of co-tenancy provisions contained in certain tenant’s leases.
Tenants of certain of our retail properties have leases that contain certain co-tenancy provisions that require either certain tenants and/or certain amounts of square footage to be occupied and open for business. If these co-tenancy provisions are not satisfied then other tenants of these properties may have the right to, among other things, pay reduced rents and/or terminate the lease. As a result, the loss of a single tenant on these properties, and the triggering of these co-tenancy provisions, could result in reduced rental income and/or reduced occupancy with respect to these properties, which could have a material adverse effect on our business, financial condition and results of operations.
We face considerable competition in the leasing market and may be unable to renew existing leases or re-let space on terms similar to the existing leases, or we may expend significant capital in our efforts to re-let space, which may adversely affect our operating results.
Leases representing approximately 12.4% and 9.2% of the annualized minimum base rent from our consolidated properties, as of December 31, 2013, were scheduled to expire in 2014 and 2015 (excluding our apartment investments), respectively. Because we compete with a number of other developers, owners and managers of office, retail industrial and apartment properties, we may be unable to renew leases with our existing tenants and, if our current tenants do not renew their leases, we may be unable to re-let the space to new tenants. To the extent that we are able to renew leases that are scheduled to expire in the short-term or re-let such space to new tenants, heightened competition resulting from adverse market conditions may require us to utilize rent concessions and tenant improvements to a greater extent than we historically have. Further, leases of long-term duration or which include renewal options that specify a maximum rate increase may not result in fair market lease rates over time if we do not accurately estimate inflation or market lease rates. If we are subject to below-market lease rates on a significant number of our properties pursuant to long-term leases, our cash flow from operations and financial position may be adversely affected. In addition, the economic turmoil of the last several years has led to foreclosures and sales of foreclosed properties at depressed values, and we may have difficulty competing with competitors who have purchased properties in the foreclosure process, because their lower cost basis in their properties may allow them to offer space at reduced rental rates.
If our competitors offer space at rental rates below current market rates or below the rental rates we currently charge our tenants, we may lose potential tenants, and we may be pressured to reduce our rental rates below those we currently charge in order to retain tenants upon expiration of their existing leases. Even if our tenants renew their leases or we are able to re-let the space, the terms and other costs of renewal or re-letting, including the cost of required renovations, increased tenant improvement allowances, leasing commissions, declining rental rates, and other potential concessions, may be less favorable than the terms of our current leases and could require significant capital expenditures. If we are unable to renew leases or re-let space in a reasonable time, or if rental rates decline or tenant improvement, leasing commissions, or other costs increase, our financial condition, cash flows, cash available for distribution, value of our common stock, and ability to satisfy our debt service obligations could be materially adversely affected.
Competition in acquiring properties may reduce our profitability and the return on your investment.
We face competition from various entities for investment opportunities in properties, including other REITs, pension funds, insurance companies, investment funds and companies, partnerships, and developers. We may also face competition from real estate programs sponsored by Jones Lang LaSalle and its affiliates. Many third party competitors have substantially greater financial resources than we do and may be able to accept more risk than we can prudently manage. Competition from these entities may reduce the number of suitable investment opportunities offered to us or increase the bargaining power of property owners seeking to sell. Additionally, disruptions and dislocations in the credit markets have materially impacted the cost and availability of debt to finance real estate acquisitions, which is a key component of our acquisition strategy. This lack of available debt could result in a further reduction of suitable investment opportunities and create a competitive advantage for other entities that have greater financial resources than we do. In addition, as the economy recovers, the number of entities and the amount of funds competing for suitable investments may increase. In addition to third party competitors, other programs sponsored by our Advisor may raise additional capital and seek investment opportunities under our Advisor's allocation policy. If we acquire properties and other investments at higher prices or by using less-than-ideal capital structures, our returns will be lower and the value of our assets may not appreciate or may decrease significantly below the amount we paid for such assets. If such events occur, you may experience a lower return on your investment.

To the extent we resume acquiring properties, our operating results may depend on the availability of, and our Advisor’s ability to identify, acquire and manage, appropriate real estate investment opportunities. It may take considerable time for us or our Advisor to identify and acquire appropriate investments. In general, the availability of desirable real estate opportunities and our investment returns will be affected by the level and volatility of interest rates, conditions in the financial markets and general, national and local economic conditions. No assurance can be given that we will be successful in identifying, underwriting and then acquiring investments which satisfy our return objectives or that such investments, once acquired, will perform as intended. The real estate industry is competitive and we compete for investments with traditional equity sources, both public and private, as well as existing funds, or funds formed in the future, with similar investment objectives. If we cannot effectively compete with these entities for investments, our financial performance may be adversely affected.
Potential losses or damage to our properties may not be covered by insurance.
Our tenants are required to maintain property insurance coverage for the properties under net leases and we carry comprehensive liability, fire, extended coverage, business interruption and rental loss insurance covering all of the properties in our portfolio not insured by our tenants under a blanket policy. Our Advisor will select policy specifications and insured limits that it believes to be appropriate and adequate given the relative risk of loss, the cost of the coverage and industry practice. Insurance policies on our properties may include some coverage for losses that are generally catastrophic in nature, such as losses due to terrorism, earthquakes and floods, but we cannot assure you that it will be adequate to cover all losses and some of our policies will be insured subject to limitations involving large deductibles or co-payments and policy limits which may not be sufficient to cover losses. If we or one or more of our tenants experience a loss which is uninsured or which exceeds policy limits, we could lose the capital invested in the damaged properties as well as the anticipated future cash flows from those properties. In addition, if the damaged properties are subject to recourse indebtedness, we would continue to be liable for the indebtedness, even if these properties were irreparably damaged.
In the event we obtain options to acquire properties, we may lose the amount paid for such options whether or not the underlying property is purchased.
We may obtain options to acquire certain properties. The amount paid for an option, if any, is normally surrendered if the property is not purchased and may or may not be credited against the purchase price if the property is purchased. Any unreturned option payments will reduce the amount of cash available for further investments or distributions to our stockholders.
Our real properties are subject to property and other taxes that may increase in the future, which could adversely affect our cash flow.
Our real properties are subject to real and personal property and other taxes that may increase as tax rates change and as the properties are assessed or reassessed by taxing authorities. Certain of our leases provide that the property taxes, or increases therein, are charged to the lessees as an expense related to the real properties that they occupy while other leases will generally provide that we are responsible for such taxes. In any case, as the owner of the properties, we are ultimately responsible for payment of the taxes to the applicable governmental authorities. If property taxes increase, our tenants may be unable to make the required tax payments, ultimately requiring us to pay the taxes even if otherwise stated under the terms of the lease. If we fail to pay any such taxes, the applicable taxing authorities may place a lien on the property and the property may be subject to a tax sale. In addition, we will generally be responsible for property taxes related to any vacant space.
We rely on third party property managers to operate our properties and leasing agents to lease vacancies in our properties.
Although our Advisor has hired and may hire Jones Lang LaSalle to manage and lease certain of our properties, we also rely on third party property managers and leasing agents to manage and lease vacancies in most of our properties. The third party property managers have significant decision-making authority with respect to the management of our properties. Our ability to direct and control how our properties are managed on a day-to-day basis may be limited because we will engage third parties to perform this function. Thus, the success of our business may depend in large part on the ability of our third party property managers to manage the day-to-day operations and the ability of our leasing agents to lease vacancies in our properties. Any adversity experienced by our property managers or leasing agents could adversely impact the operation and profitability of our properties.
We may not have sole decision-making authority over some of our real property investments and may be unable to take actions to protect our interests in these investments.
A component of our investment strategy includes entering into joint venture agreements with partners in connection with certain property acquisitions. As of December 31, 2013, we had interests in eight joint ventures that collectively own eight properties across the United States accounting for 35% of our total assets. We may co-invest in the future with third parties through partnerships or other entities, which we collectively refer to as joint ventures, acquiring non-controlling interests in or sharing responsibility for managing the affairs of the joint venture. In such event, we would not be in a position to exercise sole decision-making authority regarding the joint venture. Investments in joint ventures may, under certain circumstances, involve risks not present were a third party not involved, including the possibility that partners or co-venturers might become bankrupt or fail to fund their required capital contributions. Co-venturers may have economic or other business interests or goals which are inconsistent with our business interests or goals, and may be in a position to take actions contrary to our policies or objectives. Such investments may also have the potential risk of impasses on decisions, such as a sale, because neither we nor the co-venturer would have full control over the joint venture. Disputes between us and co-venturers may result in litigation or arbitration that would increase our expenses and prevent our officers and directors from focusing their time and effort on our business. Consequently, actions by or disputes with co-venturers might result in subjecting properties owned by the joint venture to additional risk. In addition, we may in certain circumstances be liable for the actions of our co-venturers. In addition, our lack of control over the properties in which we invest could result in us being unable to obtain accurate and timely financial information for these properties and could adversely affect our internal control over financial reporting.
We may not have funding for future tenant improvements, which may adversely affect the value of our assets, our results of operations and returns to our stockholders.
When a tenant at one of our real properties does not renew its lease or otherwise vacates its space in one of our buildings, it is likely that, in order to attract one or more new tenants, we will be required to expend substantial funds to construct new tenant improvements in the vacated space. We do not anticipate that we will maintain permanent working capital reserves and do not currently have an identified funding source to provide funds that may be required in the future for tenant improvements and tenant refurbishments in order to attract new tenants. If we do not establish sufficient reserves for working capital or obtain adequate financing to supply necessary funds for capital improvements or similar expenses, we may be required to defer necessary or desirable improvements to our real properties. If we defer such improvements, the applicable real properties may decline in value, and it may be more difficult for us to attract or retain tenants to such real properties or the amount of rent we can charge at such real properties may decrease. We cannot assure our stockholders that we will have any sources of funding available to us for repair or reconstruction of damaged real property in the future.
The costs of compliance with governmental laws and regulations may adversely affect our financial condition and results of operations.
Real estate and the operations conducted on properties are subject to federal, state and local laws and regulations relating to environmental protection and human health and safety. Tenants’ ability to operate and generate income to pay their lease obligations may be affected by permitting and compliance obligations arising under such laws and regulations. Some of these laws and regulations may impose joint and several liability on tenants, owners, or managers for the costs to investigate or remediate contaminated properties, regardless of fault or whether the acts causing the contamination were legal. In addition, the presence of hazardous substances, or the failure to properly remediate these substances, may hinder our ability to sell, rent, or pledge such property as collateral for future borrowings.
Compliance with new laws or regulations or stricter interpretation of existing laws by agencies or the courts may require us to incur material expenditures. Future laws, ordinances, or regulations may impose material environmental liability. Additionally, our tenants’ operations, the existing condition of land when we buy it, operations in the vicinity of our properties such as the presence of underground storage tanks or activities of unrelated third parties may affect our properties. In addition, there are various local, state, and federal fire, health, life-safety, and similar regulations with which we may be required to comply, and which may subject us to liability in the form of fines or damages for noncompliance. Any material expenditures, fines, or damages we must pay will reduce our cash flows and ability to pay distributions and may reduce the value of our shares of common stock.
As the present or former owner or manager of real property, we could become subject to liability for environmental contamination, regardless of whether we caused such contamination.
We could become subject to liability in the form of fines or damages for noncompliance with environmental laws and regulations. These laws and regulations generally govern wastewater discharges, air emissions, the operation and removal of underground and above-ground storage tanks, the use, storage, treatment, transportation and disposal of solid hazardous materials, the remediation of contaminated property associated with the disposal of solid and hazardous materials and other health and safety-related concerns. Some of these laws and regulations may impose joint and several liability on tenants, owners or managers for the costs of investigation or remediation of contaminated properties, regardless of fault or the legality of the original disposal. Under various federal, state and local environmental laws, ordinances, and regulations, a current or former owner or manager of real property may be liable for the cost to remove or remediate hazardous or toxic substances, wastes, or petroleum products on, under, from, or in such property. These costs could be substantial and liability under these laws may attach whether or not the owner or manager knew of, or was responsible for, the presence of such contamination. Even if more than one person may have been responsible for the contamination, each liable party may be held entirely responsible for all of the clean-up costs incurred. In addition, third parties may sue the owner or manager of a property for damages based on personal injury, natural resources, or property damage and/or for other costs, including investigation and clean-up costs, resulting from the environmental contamination. The presence of contamination on one of our properties, or the failure to properly remediate a contaminated property, could give rise to a lien in favor of the government for costs it may incur to address the contamination, or otherwise adversely affect our ability to sell or lease the property or borrow using the property as collateral. In addition, if contamination is discovered on our properties, environmental laws may impose restrictions on the manner in which the property may be used or businesses may be operated, and these restrictions may require substantial expenditures or prevent us from entering into leases with prospective tenants. There can be no assurance that future laws, ordinances or regulations will not impose any material environmental liability, or that the current environmental condition of our properties will not be affected by the operations of the tenants, by the existing condition of the land, by operations in the vicinity of the properties. There can be no assurance that these laws, or changes in these laws, will not have a material adverse effect on our business, results of operations or financial condition.
Our properties may contain or develop harmful mold, which could lead to liability for adverse health effects and remediation costs.
When excessive moisture accumulates in buildings or on building materials, mold growth may occur, particularly if the moisture problem remains undiscovered or is not addressed within a certain period of time. Some molds may produce airborne toxins or irritants. Public concern about indoor exposure to mold has been increasing along with awareness that exposure to mold may cause a variety of adverse health effects and symptoms, including allergic or other reactions. As a result, the presence of a significant amount of mold at any of our properties could require us to undertake a costly remediation program to contain or remove the mold from the affected properties. In addition, the presence of mold could expose us to liability from tenants, employees of tenants and others if property damage or health concerns arise as a result of the presence of mold in or on our properties. If we ever become subject to mold-related liabilities, our business, financial condition and results of operations could be materially and adversely affected.
Compliance or failure to comply with the American Disabilities Act and other similar regulations could result in substantial costs.
Our properties are, or may become, subject to the Americans with Disabilities Act of 1990, as amended, or the ADA. Under the ADA, all places of public accommodation must meet federal requirements related to access and use by persons with disabilities. The ADA’s requirements could require removal of access barriers and could result in the imposition of injunctive relief, monetary penalties or, in some cases, an award of damages. New legislation at the federal, state and local levels also may require modifications to our properties, or restrict our ability to renovate properties. We will attempt to acquire properties that comply with the ADA and other similar legislation or place the burden on the seller or other third party to ensure compliance with such legislation. However, we may not be able to acquire properties or allocate responsibilities in this manner which could reduce cash available for investments and the amount of distributions to stockholders.
Future terrorist attacks may result in financial losses for us and limit our ability to obtain terrorism insurance.
Our portfolio maintains significant holdings in areas that are located in or around major population centers that may be high-risk geographical areas for terrorism and threats of terrorism. Future terrorist attacks and the anticipation of any such attacks, or the consequences of the military or other response by the United States and its allies, could severely impact the demand for, and value of, our properties. Terrorist attacks in and around any of the major metropolitan areas in which we own properties also could directly impact the value of our properties through damage, destruction, loss, or increased security costs, and could thereafter materially impact the availability or cost of insurance to protect against such acts. A decrease in demand could make it difficult to renew or re-lease our properties at lease rates equal to or above historical rates. To the extent that any future terrorist attacks otherwise disrupt our tenants’ businesses, it may impair our tenants’ ability to make timely payments under their existing leases with us, which would harm our operating results.
In addition, the events of September 11, 2001 created significant uncertainty regarding the ability of real estate owners of high profile properties to obtain insurance coverage protecting against terrorist attacks at commercially reasonable rates, if at all. With the enactment of the Terrorism Risk Insurance Act, which was extended through 2014 by Terrorism Risk Insurance Program Reauthorization Act of 2007, insurers must make terrorism insurance available under their property and casualty insurance policies, but this legislation does not regulate the pricing of such insurance. The absence of affordable insurance coverage may affect the general real estate lending market, lending volume and the market’s overall loss of liquidity may reduce the number of suitable investment opportunities available to us and the pace at which its investments are made. We currently carry terrorism insurance under our master insurance program on all of our investments, except for Railway Street Corporate Centre, an office building located in Calgary, Canada.
We are subject to additional risks from our international investments.
We expect to purchase real estate investments located outside the United States, and may make or purchase loans or participations in loans secured by property located outside the United States. These investments may be affected by factors peculiar to the laws and business practices of the jurisdictions in which the properties are located. These laws and business practices may expose us to risks that are different from and in addition to those commonly found in the United States. Foreign investments could be subject to the following additional risks:

•	the burden of complying with a wide variety of foreign laws;

•	changing governmental rules and policies, including changes in land use and zoning laws, more stringent environmental laws or changes in such laws;

•
existing or new laws relating to the foreign ownership of real property or loans and laws restricting the ability of foreign persons or companies to remove profits earned from activities within the country to the person’s or company’s country of origin;

•	the potential for expropriation;

•	possible currency transfer restrictions;

•	imposition of adverse or confiscatory taxes;

•	changes in real estate and other tax rates and changes in other operating expenses in particular countries;

•	possible challenges to the anticipated tax treatment of the structures that allow us to acquire and hold investments;

•	adverse market conditions caused by terrorism, civil unrest and changes in national or local governmental or economic conditions;

•	the willingness of domestic or foreign lenders to make loans in certain countries and changes in the availability, cost and terms of loan funds resulting from varying national economic policies;

•	general political and economic instability in certain regions;

•	the potential difficulty of enforcing obligations in other countries; and

•	our limited experience and expertise in foreign countries relative to our experience and expertise in the United States.
Investments in properties or other real estate investments outside the United States subject us to foreign currency risks, which may adversely affect distributions and our REIT status.
Revenues generated from any properties or other real estate investments we acquire or ventures we enter into relating to transactions involving assets located in markets outside the United States likely will be denominated in the local currency. Therefore any investments we make outside the United States may subject us to foreign currency risk due to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar. As a result, changes in exchange rates of any such foreign currency to U.S. dollars may affect our revenues, operating margins and distributions and may also affect the book value of our assets and the amount of stockholders’ equity.
Changes in foreign currency exchange rates used to value a REIT’s foreign assets may be considered changes in the value of the REIT’s assets. These changes may adversely affect our status as a REIT. Further, bank accounts in foreign currency that are not considered cash or cash equivalents may adversely affect our status as a REIT.
Inflation in foreign countries, along with government measures to curb inflation, may have an adverse effect on our investments.
Certain countries have in the past experienced extremely high rates of inflation. Inflation, along with governmental measures to curb inflation, coupled with public speculation about possible future governmental measures to be adopted, has had significant negative effects on the certain international economies in the past and this could occur again in the future. The introduction of governmental policies to curb inflation can have an adverse effect on our business. High inflation in the countries in which we purchase real estate or make other investments could increase our expenses and we may not be able to pass these increased costs onto our tenants.

Lack of compliance with the United States Foreign Corrupt Practices Act could subject us to penalties and other adverse consequences.
We are subject to the United States Foreign Corrupt Practices Act, which generally prohibits United States companies from engaging in bribery or other prohibited payments to foreign officials for the purpose of obtaining or retaining business. Foreign companies, including potential competitors, are not subject to these prohibitions. Fraudulent practices, including corruption, extortion, bribery, pay-offs, theft and others, occur from time-to-time in countries in which we may do business. If people acting on our behalf or at our request are found to have engaged in such practices, severe penalties and other consequences could be imposed on us that may have a material adverse effect on our business, results of operations, cash flows and financial condition and our ability to pay distributions to our stockholders and the value of our shares of common stock.

Risks Related to Investments in Real Estate-Related Assets

Our investments in real estate-related assets will be subject to the risks related to the underlying real estate.

Real estate loans secured by properties are subject to the risks related to underlying real estate. The ability of a borrower to repay a loan secured by a property typically is dependent upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower's ability to repay the loan may be impaired. Any default on the loan could result in our acquiring ownership of the property, and we would bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan. In addition, foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on our anticipated return on the foreclosed loan. We will not know whether the values of the properties ultimately securing our loans will remain at the levels existing on the dates of origination of those loans. If the values of the underlying properties decline, our risk will increase because of the lower value of the security associated with such loans. In this manner, real estate values could impact the values of our loan investments. Our investments in mortgage-backed securities, collateralized debt obligations and other real estate-related investments may be similarly affected by property values.

The real estate-related equity securities in which we may invest are subject to specific risks relating to the particular issuer of the securities and may be subject to the general risks of investing in subordinated real estate securities.

We may invest in common and preferred stock of both publicly traded and private real estate companies, which involves a higher degree of risk than debt securities due to a variety of factors, including that such investments are subordinate to creditors and are not secured by the issuer's properties. Our investments in real estate-related equity securities will involve special risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer. Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate discussed in this prospectus.

The value of the real estate-related securities that we may invest in may be volatile.

The value of real estate-related securities, including those of publicly-listed REITs, fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments and they can affect a single issuer, multiple issuers within an industry, the economic sector or geographic region, or the market as a whole. The real estate industry is sensitive to economic downturns. The value of securities of companies engaged in real estate activities can be affected by changes in real estate values and rental income, property taxes, interest rates and tax and regulatory requirements. In addition, the value of a REIT's equity securities can depend on the capital structure and amount of cash flow generated by the REIT.

We may invest in mezzanine debt which is subject to greater risks of loss than senior loans secured by real properties, which may result in losses to us.

We may invest in mezzanine loans that take the form of subordinated loans secured by second mortgages on the underlying real property or loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first-lien mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, we may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy our mezzanine loan. If a borrower defaults on our mezzanine loan or debt senior to our loan, or in the event of a borrower bankruptcy, our mezzanine loan will be satisfied only after the senior debt. As a result, we may not recover some or all of our investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

We expect a portion of our securities portfolio to be illiquid, and we may not be able to adjust our portfolio in response to changes in economic and other conditions.

We may purchase real estate-related securities in connection with privately negotiated transactions that are not registered under the relevant securities laws, resulting in a prohibition against their transfer, sale, pledge or other disposition except in a transaction that is exempt from the registration requirements of, or is otherwise in accordance with, those laws. As a result, our ability to vary our portfolio in response to changes in economic and other conditions may be relatively limited. The mezzanine and bridge loans we may purchase will be particularly illiquid investments due to their short life, their unsuitability for securitization and the greater risk of our inability to recover loaned amounts in the event of a borrower's default.

Interest rate and related risks may cause the value of our real estate-related assets to be reduced.

We are subject to interest rate risk with respect to our investments in fixed income securities such as preferred equity and debt securities, and to a lesser extent dividend paying common stocks. Interest rate risk is the risk that these types of securities will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the fair value of such securities will decline, and vice versa. Our investment in such securities means that our NAV may decline if market interest rates rise. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to prepay principal earlier than scheduled, which is generally known as “call risk” or “prepayment risk.” If this occurs, we may be forced to reinvest in lower yielding securities. This is known as “reinvestment risk.” Preferred equity and debt securities frequently have call features that allow the issuer to redeem the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. These risks may reduce the value of our securities investments.
Risks Related to Debt Financing
We have incurred and are likely to continue to incur mortgage or other indebtedness, which may increase our business risks, could hinder our ability to pay distributions and could decrease the value of your investment.
As of December 31, 2013, we had total outstanding indebtedness of $356,665. Our Company leverage ratio, calculated as our share of total liabilities divided by our share of the fair value of total assets, was 45% as of December 31, 2013, down from 63% as of December 31, 2012 as a result of debt extinguishments, increasing property values, acquiring properties with no or low leverage and proceeds from our Offering. We may obtain mortgage loans and pledge some or all of our properties as security for these loans to obtain funds to acquire additional properties or for working capital. We may also obtain a line of credit to provide a flexible borrowing source that will allow us to fund repurchases, to pay distributions or to use for other business purposes.
If there is a shortfall between the cash flow from a property and the cash flow needed to service mortgage loans on that property, then the amount of cash available for distributions to stockholders may be reduced. In addition, incurring mortgage debt increases the risk of loss of a property since defaults on indebtedness secured by a property may result in lenders initiating foreclosure actions. In that case, we could lose the property securing the loan that is in default, thus reducing the value of the shares of our common stock. For tax purposes, a foreclosure on any of our properties will be treated as a sale of the property for a purchase price equal to the outstanding balance of the debt secured by the mortgage. If the outstanding balance of the loan secured by the mortgage exceeds our tax basis in the property, we will recognize taxable income on foreclosure, but we would not receive any cash proceeds. We may give full or partial guarantees to lenders of mortgage loans to the entities that own our properties. When we give a guaranty on behalf of an entity that owns one of our properties, we will be responsible to the lender for satisfaction of the loan if it is not paid by such entity. If any mortgage contains cross-collateralization or cross-default provisions, a default on a single property could affect multiple properties. If any of our properties are foreclosed upon due to a default, our ability to pay cash distributions to our stockholders may be adversely affected.

Renewed uncertainty and volatility in the credit markets could affect our ability to obtain debt financing on reasonable terms, or at all, which could reduce the number of properties we may be able to acquire and the amount of cash distributions we can make to our stockholders.
The U.S. and global credit markets have experienced severe dislocations and liquidity disruptions in recent years, which caused volatility in the credit spreads on prospective debt financings and constrained the availability of debt financing due to the reluctance of lenders to offer financing at high leverage ratios. Renewed uncertainty in the credit markets may adversely impact our ability to access additional debt financing on reasonable terms or at all, which may adversely affect investment returns on future acquisitions or our ability to make acquisitions.
If mortgage debt is unavailable on reasonable terms as a result of increased interest rates, increased credit spreads, decreased liquidity or other factors, we may not be able to finance the initial purchase of properties. In addition, when we incur mortgage debt on properties, we run the risk of being unable to refinance such debt upon maturity, or of being unable to refinance on favorable terms. As of December 31, 2013, we had $356,665 in aggregate outstanding mortgage notes payable, which had maturity dates through March 1, 2027.
If interest rates are higher or other financing terms, such as principal amortization, the need for a corporate guaranty, or other terms are not as favorable when we refinance debt or issue new debt, our income could be reduced. To the extent we are unable to refinance debt on reasonable terms, or at appropriate times or at all, we may be required to sell properties on terms that are not advantageous to us, or could result in the foreclosure of such properties. If any of these events occur, our cash flow would be reduced. This, in turn, would reduce cash available for distribution to our stockholders and may hinder our ability to raise more capital by borrowing more money.
Increases in interest rates could increase the amount of our loan payments and adversely affect our ability to pay distributions to our stockholders.
Interest we pay on our loan obligations will reduce cash available for distributions. If we obtain variable rate loans, increases in interest rates would increase our interest costs, which would reduce our cash flows and our ability to pay distributions to stockholders. In addition, if we need to repay existing loans during periods of rising interest rates, we could be required to liquidate one or more of our investments in properties at times which may not permit realization of the maximum return on such investments.
If we draw on our line of credit to fund repurchases or for any other reason, our financial leverage ratio could increase beyond our target.
We may use our line of credit in an effort to provide for a ready source of liquidity to fund repurchases of shares of our common stock in the event that repurchase requests exceed net proceeds from our continuous offering. If we borrow under a line of credit to fund repurchases of shares of our common stock, our financial leverage will increase and may exceed our target leverage ratio. Our leverage may remain at the higher level until we receive additional net proceeds from our continuous Offering or sell some of our assets to repay outstanding indebtedness.
Lenders may require us to enter into restrictive covenants relating to our operations, which could limit our ability to pay distributions to our stockholders.
When providing financing, a lender may impose restrictions on us that affect our distribution and operating policies and our ability to obtain additional loans. Loan documents we enter into may contain covenants that limit our ability to further mortgage the property or discontinue insurance coverage. In addition, loan documents may limit our ability to enter into or terminate certain operating or lease agreements related to the property. These or other limitations may adversely affect our flexibility and our ability to achieve our investment objectives.
If we enter into financing arrangements involving balloon payment obligations, it may adversely affect our ability to pay distributions to our stockholders.
Some of our financing arrangements may require us to make a lump-sum or “balloon” payment at maturity. Our ability to make a balloon payment at maturity is uncertain and may depend upon our ability to obtain replacement financing or our ability to sell particular properties. At the time the balloon payment is due, we may or may not be able to refinance the balloon payment on terms as favorable as the original loan or sell the particular property at a price sufficient to make the balloon payment. The effect of a refinancing or sale could affect the rate of return to stockholders and the projected time of disposition of our assets.

Failure to hedge effectively against interest rate changes may materially adversely affect our ability to achieve our investment objectives.
Subject to any limitations required to maintain qualification as a REIT, we may seek to manage our exposure to interest rate volatility by using interest rate hedging arrangements, such as interest rate cap or collar agreements and interest rate swap agreements. These agreements involve risks, such as the risk that counterparties may fail to honor their obligations under these arrangements and that these arrangements may not be effective in reducing our exposure to interest rate changes. These interest rate hedging arrangements may create additional assets or liabilities from time to time that may be held or liquidated separately from the underlying property or loan for which they were originally established. We have adopted a policy relating to the use of derivative financial instruments to hedge interest rate risks related to our variable rate borrowings. Hedging may reduce the overall returns on our investments. Failure to hedge effectively against interest rate changes may materially adversely affect our ability to achieve our investment objectives.
Federal Income Tax Risks
Failure to qualify as a REIT would have significant adverse consequences to us.
We are organized and operated in a manner intended to qualify as a REIT for U.S. federal income tax purposes. We first elected REIT status for our taxable year that ended December 31, 2004. Our qualification as a REIT will depend upon our ability to meet on an on-going basis requirements regarding our organization and ownership, distributions of our income, the nature and diversification of our income and assets and other tests imposed by the Code. Our legal counsel does not review our compliance with the REIT qualification standards on an ongoing basis, and we may fail to satisfy the REIT requirements. Future legislative, judicial or administrative changes to the federal income tax laws could be applied retroactively, which could result in our disqualification as a REIT. If the IRS determines that we do not qualify as a REIT or if we qualify as a REIT and subsequently lose our REIT qualification, we will be subject to serious tax consequences that would cause a significant reduction in our cash available for distribution for each of the years involved because:

•	we would be subject to federal corporate income taxation on our taxable income, potentially including alternative minimum tax, and could be subject to higher state and local taxes;

•	we would not be permitted to take a deduction for dividends paid to stockholders in computing our taxable income; and

•	we could not elect to be taxed as a REIT for four taxable years following the year during which we were disqualified (unless we are entitled to relief under applicable statutory provisions).
The increased taxes would cause a reduction in our NAV and in cash available for distribution to stockholders. In addition, if we do not qualify as a REIT, we will not be required to pay distributions to stockholders. As a result of all these factors, our failure to qualify as a REIT also could hinder our ability to raise capital and grow our business.
To maintain our REIT status, we may have to borrow funds on a short-term basis during unfavorable market conditions.
To qualify as a REIT, we generally must distribute annually to our stockholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding capital gains. We will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, we will be subject to a 4% nondeductible excise tax on any amount by which distributions paid by us in any calendar year are less than the sum of 85% of our ordinary income, 95% of our capital gain net income and 100% of our undistributed income from previous years. Payments we make to our stockholders under our share repurchase plan will not be taken into account for purposes of these distribution requirements. If we do not have sufficient cash to pay distributions necessary to preserve our REIT status for any year or to avoid taxation, we may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales.
Compliance with REIT requirements may cause us to forego otherwise attractive opportunities, which may hinder or delay our ability to meet our investment objectives and reduce your overall return.
To qualify as a REIT, we are required at all times to satisfy tests relating to, among other things, the sources of our income, the nature and diversification of our assets, the ownership of our stock and the amounts we distribute to our stockholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, we may be required to pay distributions to stockholders at disadvantageous times or when we do not have funds readily available for distribution.
If we were considered to actually or constructively pay a “preferential dividend” to certain of our stockholders, our status as a REIT could be adversely affected.

In order to qualify as a REIT, we must distribute to our stockholders at least 90% of our annual REIT taxable income (excluding net capital gain), determined without regard to the deduction for dividends paid. In order for distributions to be counted as satisfying the annual distribution requirements for REITs, and to provide us with a REIT-level tax deduction, the distributions must not be “preferential dividends.” A dividend is not a preferential dividend if the distribution is pro rata among all outstanding shares of stock within a particular class, and in accordance with the preferences among different classes of stock as set forth in our organizational documents. If the IRS were to take the position that we paid a preferential dividend, we may be deemed to have failed the 90% distribution test, and our status as a REIT could be terminated for the year in which such determination is made if we were unable to cure such failure. We have obtained a private letter ruling from the IRS concluding that differences in the dividends distributed to holders of Class A shares, holders of Class M shares and holders of Class E shares, as described in the ruling, will not cause such dividends to be preferential dividends.
Compliance with REIT requirements may force us to liquidate otherwise attractive investments.
To qualify as a REIT, at the end of each calendar quarter, at least 75% of our assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of our investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities of any one issuer or more than 10% of the value of the outstanding securities of any one issuer. Additionally, no more than 5% of the value of our assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 25% of the value of our assets may be represented by securities of one or more taxable REIT subsidiaries. In order to satisfy these requirements, we may be forced to liquidate otherwise attractive investments.
The IRS may determine that the gains from sales of our properties are subject to a 100% prohibited transaction tax.
From time to time, we may be forced to sell assets to fund repurchase requests, to satisfy our REIT distribution requirements, to satisfy other REIT requirements, or for other purposes. The IRS may determine that one or more sales of our properties are “prohibited transactions.” If the IRS takes the position that we have engaged in a “prohibited transaction” (i.e., sales of property held by us primarily for sale in the ordinary course of our trade or business), the gain we recognize from such sale would be subject to a 100% tax. The Code sets forth a safe harbor for REITs that wish to sell property without risking the imposition of the 100% tax; however, there is no assurance that we will be able to qualify for the safe harbor. We do not intend to hold property for sale in the ordinary course of business, but there is no assurance that our position will not be challenged by the IRS, especially if we make frequent sales or sales of property in which we have short holding periods.
Investments outside the U.S. may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S. investments may subject us to various non-U.S. tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the U.S. or are subject to different legal rules may present complications to our ability to structure non-U.S. investments in a manner that enables us to satisfy the REIT qualification requirements.
We may be subject to tax liabilities that reduce our cash flow and our ability to pay distributions to you even if we qualify as a REIT for federal income tax purposes.
We may be subject to federal and state taxes on our income or property even if we qualify as a REIT for federal income tax purposes, including:

•
in order to qualify as a REIT, we are required to distribute annually at least 90% of our REIT taxable income (determined without regard to the dividends-paid deduction or net capital gain) to our stockholders. If we satisfy the distribution requirement but distribute less than 100% of our REIT taxable income, we will be subject to corporate income tax on the undistributed income;

•
we will be required to pay a 4% nondeductible excise tax on the amount, if any, by which the distributions we make to our stockholders in any calendar year are less than the sum of 85% of our ordinary income, 95% of our capital gain net income and 100% of our undistributed income from previous years;

•
if we have net income from the sale of foreclosure property that we hold primarily for sale to customers in the ordinary course of business or other non-qualifying income from foreclosure property, we will be required to pay a tax on that income at the highest corporate income tax rate; and

•
any gain we recognize on the sale of a property, other than foreclosure property, that we hold primarily for sale to customers in the ordinary course of business would be subject to the 100% “prohibited transaction” tax.

Our board of directors is authorized to revoke our REIT election without stockholder approval, which may cause adverse consequences to our stockholders.
Our charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that it is not in our best interest to qualify as a REIT. In this event, we would become subject to U.S. federal income tax on our taxable income and we would no longer be required to distribute most of our net income to our stockholders, which may cause a reduction in the total return to our stockholders.
You may have current tax liability on distributions you elect to reinvest in our common stock.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for income tax purposes will be taxed on, the amount reinvested in shares of our common stock to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless you are a tax-exempt entity, you may be forced to use funds from other sources to pay your tax liability on the reinvested dividends.
Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
The maximum U.S. federal income tax rate for “qualified dividends” payable by U.S. corporations to individual U.S. stockholders (as such term is defined under “Federal Income Tax Considerations” below) is currently 20%. However, ordinary dividends payable by REITs are generally not eligible for the reduced rates and generally are taxed at ordinary income rates (the maximum individual rate currently being 39.6%).
Non-corporate investors may perceive investment in REITs to be relatively less attractive than investments in the stocks of other corporations whose dividends are taxed at lower rates as qualified dividends.
We may be subject to adverse legislative or regulatory tax changes.
At any time, the federal income tax laws or regulations governing REITs or the administrative interpretations of those laws or regulations may be amended. We cannot predict when or if any new federal income tax law, regulation or administrative interpretation, or any amendment to any existing federal income tax law, regulation or administrative interpretation, will be adopted, promulgated or become effective and any such law, regulation or interpretation may take effect retroactively. We and our stockholders could be adversely affected by any such change in, or any new, federal income tax law, regulation or administrative interpretation.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to qualify as a REIT.
The IRS has issued Revenue Procedure 2003-65, which provides a safe harbor pursuant to which a mezzanine loan that is secured by interests in a pass-through entity will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from such loan will be treated as qualifying mortgage interest for purposes of the REIT 75% gross income test. Although the Revenue Procedure provides a safe harbor on which taxpayers may rely, it does not prescribe rules of substantive tax law. To the extent that any of our investments in loans secured by interests in pass-through entities do not satisfy all of the requirements for reliance on the safe harbor set forth in the Revenue Procedure, there can be no assurance that the IRS will not challenge the tax treatment of such loans, which could jeopardize our ability to qualify as a REIT.
If certain sale-leaseback transactions are not characterized by the IRS as “true leases,” we may be subject to adverse tax consequences.
We may purchase investments in properties and lease them back to the sellers of these properties. If the IRS does not characterize these leases as “true leases,” we would not be treated as receiving rents from real property with regard to such leases, which could affect our ability to satisfy the REIT gross income tests.
Retirement Plan Risks
If the fiduciary of an employee benefit plan subject to the Employee Retirement Income Security Act of 1974, as amended, or ERISA, fails to meet the fiduciary and other standards under ERISA, the Code or common law as a result of an investment in our stock, the fiduciary could be subject to criminal and civil penalties.
There are special considerations that apply to investing in our shares on behalf of a trust, pension, profit sharing or 401(k) plans, health or welfare plans, trusts, individual retirement accounts, or IRAs, or Keogh plans. If you are investing the assets of any of the entities identified in the prior sentence in our common stock, you should satisfy yourself that:

•	the investment is consistent with your fiduciary obligations under applicable law, including common law, ERISA and the Code;

•	the investment is made in accordance with the documents and instruments governing the trust, plan or IRA, including a plan’s investment policy;

•	the investment satisfies the prudence and diversification requirements of Sections 404(a)(1)(B) and 404(a)(1)(C) of ERISA and other applicable provisions of ERISA and the Code;

•	the investment will not impair the liquidity of the trust, plan or IRA;

•	the investment will not produce “unrelated business taxable income” for the plan or IRA;

•	our stockholders will be able to value the assets of the plan annually in accordance with ERISA requirements and applicable provisions of the plan or IRA; and

•	the investment will not constitute a prohibited transaction under Section 406 of ERISA or Section 4975 of the Code.
Failure to satisfy the fiduciary standards of conduct and other applicable requirements of ERISA, the Code, or other applicable statutory or common law may result in the imposition of civil (and criminal, if the violation was willful) penalties, and can subject the fiduciary to equitable remedies. In addition, if an investment in our shares constitutes a prohibited transaction under ERISA or the Code, the fiduciary that authorized or directed the investment may be subject to the imposition of excise taxes with respect to the amount invested. Investors that are governmental plans or foreign plans may be subject to laws that are similar to the aforementioned provisions of ERISA and the Code or that otherwise regulate the purchase of our shares.
If we were at any time deemed to hold “plan assets” under ERISA, stockholders subject to ERISA and the related excise tax provisions of the Internal Revenue Code may be subject to adverse financial and legal consequences.
Stockholders subject to ERISA should consult their own advisors as to the effect of ERISA on an investment in the shares. As discussed under “Certain ERISA Considerations,” our assets may not be deemed to constitute “plan assets” of stockholders that are subject to the fiduciary provisions of ERISA or the prohibited transaction rules of Section 4975 of the Code (“Plans”). If, however, we were deemed to hold “plan assets” of Plans (i) if any such Plans are subject to ERISA, ERISA’s fiduciary standards would apply to, and might materially affect, our operations and (ii) any transaction we enter into could be deemed a transaction with each Plan and transactions we might enter into in the ordinary course of business could constitute prohibited transactions under ERISA and/or Section 4975 of the Code.

Item 1B.	Unresolved Staff Comments.
None.

Item 2.	Properties.
DESCRIPTION OF REAL ESTATE
Our investments in real estate assets as of December 31, 2013 consisted of our interests in wholly-owned properties and interests in eight joint ventures. The following table sets forth the information with respect to our real estate assets by segment as of December 31, 2013:

Property Name	Location	% Owned	Year Built	Date Acquired	Net Rentable Square Feet	Percentage Leased
Apartment Segment:
Station Nine Apartments (1)	Durham, NC	100%	2005	April 16, 2007	312,000	98%
Student-oriented Apartment Communities:
Cabana Beach San Marcos (2)	San Marcos, TX	78%	2006	November 21, 2007	258,000	89%
Cabana Beach Gainesville (2)	Gainesville, FL	78%	2005-2007(3)	November 21, 2007	598,000	91%
Campus Lodge Athens (2)	Athens, GA	78%	2003	November 21, 2007	229,000	95%
Campus Lodge Columbia (2)	Columbia, MO	78%	2005	November 21, 2007	256,000	91%
The Edge at Lafayette (2)	Lafayette, LA	78%	2007	January 15, 2008	207,000	96%
Campus Lodge Tampa (2)	Tampa, FL	78%	2001	February 29, 2008	477,000	98%
Industrial Segment:
Kendall Distribution Center (1) (4)	Atlanta, GA	100%	2002	June 30, 2005	409,000	100%
Norfleet Distribution Center (1) (5)	Kansas City, MO	100%	2007	February 27, 2007	702,000	100%
Joliet Distribution Center (1)	Joliet, IL	100%	2005	June 26, 2013	442,000	100%
Suwanee Distribution Center (1)	Suwanee, GA	100%	2013	June 28, 2013	559,000	100%
South Seattle Distribution Center
3800 1st Avenue (1)	Seattle, WA	100%	1968	December 18, 2013	162,000	100%
3844 1st Avenue (1)	Seattle, WA	100%	1949	December 18, 2013	101,000	100%
3601 2nd Avenue (1)	Seattle, WA	100%	1980	December 18, 2013	60,000	100%
Office Segment:
Monument IV at Worldgate (1)	Herndon, VA	100%	2001	August 27, 2004	228,000	88%
111 Sutter Street (1)(6)	San Francisco, CA	100%	1926/2001(7)	March 29, 2005/ December 4, 2012	286,000	90%
14600 Sherman Way (1)	Van Nuys, CA	100%	1991	December 21, 2005	50,000	98%
14624 Sherman Way (1)	Van Nuys, CA	100%	1981	December 21, 2005	53,000	71%
4 Research Park Drive (1)	St. Charles, MO	100%	2000/2004(8)	June 13, 2007	60,000	100%
36 Research Park Drive (1)	St. Charles, MO	100%	2007	June 13, 2007	81,000	100%
Railway Street Corporate Centre (1)	Calgary, Canada	100%	2007	August 30, 2007	135,000	90%
Retail Segment:
Stirling Slidell Shopping Centre (1)	Slidell, LA	100%	2003	December 14, 2006	139,000	81%
The District at Howell Mill (2)	Atlanta, GA	87.85%	2006	June 15, 2007	306,000	98%
Grand Lakes Marketplace (2)	Katy, TX	90%	2012	September 17, 2013	131,000	100%

(1)	We own a fee simple interest in this property.

(2)	We own a majority interest in the joint venture that owns a fee simple interest in this property.

(3)	Portions of property built and completed between 2005 and 2007.

(4)	This property was previously referred to as 105 Kendall Park Lane.

(5)	This property was previously referred to as 4001 North Norfleet Road.

(6)	On March 29, 2005, we acquired an 80% interest in the property. On December 4, 2012, we acquired the remaining 20% interest.

(7)	Built in 1926 and renovated in 2001.

(8)	Built in 2000 and expanded in 2004.

ACQUISITIONS
2013 Acquisitions
On June 26, 2013, we acquired Joliet Distribution Center, a 442,000 square foot industrial property located in Joliet, Illinois for approximately $21,000, using cash on hand. The property is 100% leased to two tenants with a weighted average remaining lease term of approximately six years.
On June 28, 2013, we acquired Suwanee Distribution Center, a 559,000 square foot industrial property located in suburban Atlanta, Georgia for approximately $38,000, using a $7,000 draw on our revolving line of credit and cash on hand. The property is 100% leased to Mitsubishi Electric & Electronics USA with a remaining lease term of 10 years.
On September 17, 2013, we acquired a 90% interest in a joint venture that owns Grand Lakes Marketplace, a 131,000 square foot retail property located in Katy, Texas for approximately $42,975. This acquisition was financed with a $23,900 mortgage note with a ten-year term at a fixed interest rate of 4.20%, interest only.
On December 18, 2013, we acquired South Seattle Distribution Center, a three building, 323,000 square foot industrial portfolio located in Seattle, Washington for approximately $38,700, using cash on hand. The portfolio is 100% leased to three tenants with a weighted average remaining lease term of approximately eight years.
2012 Acquisitions
On December 4, 2012, we acquired the remaining 20% interest in 111 Sutter Street, a 286,000 square foot, multi-tenant office building in San Francisco, California. We had previously owned a majority, but non-controlling, interest in 111 Sutter Street from March 29, 2005 through December 4, 2012. The purchase price for the remaining interest was $22,000. The seller financed $12,000 of the purchase price in the form of a note payable which was prepaid on January 31, 2013. We funded the balance of the acquisition using cash on hand. 111 Sutter Street was previously accounted for as an investment in an unconsolidated real estate affiliate as all decisions required unanimous approval. Effective December 5, 2012, we consolidated the balance sheet and operations of 111 Sutter Street and recorded a gain on the consolidation of real estate affiliate of $34,852 within our Consolidated Statements of Operations and Comprehensive Income (Loss). We assumed the existing $54,130 mortgage note at an interest rate of 5.58% which was scheduled to mature in July 2015. We refinanced the note on March 27, 2013 with the same lender, extending the maturity date to April 2023 and reducing the interest rate to 4.50%, interest only for four years.
2011 Acquisitions
None.
DISPOSITIONS
2013 Dispositions
On October 24, 2013, we completed the sale of 13 of our 15 properties in the Dignity Health Office Portfolio which include 300 Old River Road, 500 Old River Road, 500 West Thomas Road, 1500 South Central Avenue, 18350 Roscoe Boulevard, 18460 Roscoe Boulevard, 18546 Roscoe Boulevard, 4545 East Chandler, 485 South Dobson, 1501 North Gilbert, 116 South Palisade, 525 East Plaza, and 10440 East Riggs (collectively the "Dignity Health Disposition Portfolio")for $111,260. In conjunction with the sale, we prepaid the three remaining mortgage loan pools associated with the properties for approximately $60,950, including accrued interested. We reported a gain on sale of $15,048. The results of operations and gain on sale of the properties are reported as discontinued operations for all periods presented. The sale of the Dignity Health Disposition Portfolio properties was prompted by our belief that the future direction of the healthcare industry is moving away from individual physician practices and more towards large physician practice groups. The majority of the space within the Dignity Health Office Portfolio is focused on smaller, individual physician practices.
On October 29, 2013, we sold our 46.5% interest in Legacy Village to our joint venture partners for $27,350. We reported a gain on sale of $7,290. The sale was the result of our goal to focus our retail investments in grocery anchored community oriented retail properties along with our objective to generally own majority controlling ownership of our investments.
On December 10, 2013, we sold Canyon Plaza for $33,750, including the assumption of the existing mortgage note payable. We reported a gain on sale of $218. During the third quarter of 2013 we recorded an impairment charge of $10,182. The results of operations and gain on sale of the property is reported as discontinued operations for all periods presented. The sale was driven by the property no longer being a core asset as a result of the low occupancy and significant capital required to return the building to full occupancy.

2012 Dispositions
On March 23, 2012, we relinquished our ownership in Metropolitan Park North, a 187,000 square foot office building located in Seattle, Washington via a deed in lieu of foreclosure. We determined that the property was worth significantly less than the outstanding debt balance as a result of the primary tenant failing to renew its lease on a long-term basis and market rents falling to a level that would not support the existing loan's debt service requirements should a new tenant be identified. Deeding this property back to the lender was in keeping with our strategy to reduce our portfolio’s debt maturities and overall Company leverage ratio.
On April 20, 2012, we sold Georgia Door Sales Distribution Center, an industrial property located in Austell, Georgia, for $5,150. Continuing to hold this property no longer fit with the strategic objectives of the Company. This sale reduced our lease renewal risks and increased cash reserves.
On July 11, 2012, we relinquished our ownership in Marketplace at Northglenn, a 439,000 square foot retail property located in Northglenn, Colorado via a foreclosure proceeding. We determined that the property was worth significantly less than the outstanding debt balance as a result of tenant bankruptcies, vacancies and lower rental rates on newly signed leases causing property cash flows to no longer support the existing loan's debt service requirements. Deeding this property back to the lender was in keeping with our strategy to reduce our portfolio’s debt maturities and overall Company leverage ratio.
2011 Dispositions
None.
FINANCING
The following is a summary of the mortgage notes for our consolidated properties as of December 31, 2013:

Property	Interest Rate		Maturity Date	Principal Balance
Stirling Slidell Shopping Centre		5.15%	April 2014	$12,171
4 Research Park Drive		6.05%	March 2015	6,212
Campus Lodge Tampa		5.95%	October 2016	32,638
Norfleet Distribution Center	LIBOR +	2.75%	February 2017	12,000
Station Nine Apartments		5.50%	May 2017	36,885
The District at Howell Mill		6.14%	June 2017	9,807
Railway Street Corporate Centre		5.16%	September 2017	27,266
Cabana Beach Gainesville	LIBOR +	2.60%	December 2018	20,300
Cabana Beach San Marcos	LIBOR +	2.29%	December 2018	16,720
Campus Lodge Columbia	LIBOR +	2.35%	December 2018	22,400
Campus Lodge Athens	LIBOR +	2.45%	December 2018	11,580
The Edge at Lafayette	LIBOR +	2.49%	December 2018	17,680
Suwanee Distribution Center		3.66%	October 2020	19,100
111 Sutter Street		5.58%	April 2023	53,922
Grand Lakes Marketplace		4.20%	October 2023	23,900
The District at Howell Mill		5.30%	March 2027	34,084
INSURANCE
We believe our properties currently are adequately covered by insurance consistent with the level of coverage that is standard in our industry.

OPERATING STATISTICS
We generally hold investments in properties with higher occupancy rates leased to quality tenants under long-term, non-cancelable leases. We believe these leases are beneficial to achieving our investment objectives. The following table shows our operating statistics by property type for our consolidated properties as of December 31, 2013:

	Number of Properties	Total Area (Sq Ft)	% of Total Area	Occupancy %	% of the Aggregate Market Value of the Portfolio	Average Minimum Base Rent per Occupied Sq Ft (1)
Apartment	7	2,337,000	37%	94.0%	28%	$14.41
Industrial	7	2,438,000	39	100.0	20	4.11
Office	7	893,000	14	90.3	36	28.37
Retail	3	576,000	10	94.0	16	16.12
Total	24	6,244,000	100%	95.8%	100%	$12.26

(1)	Amount calculated as in-place minimum base rent for all occupied space at December 31, 2013 and excludes any straight line rents, tenant recoveries and percentage rent revenues.

As of December 31, 2013, our average effective annual rent per square foot, calculated as average minimum base rent per occupied square foot less tenant concessions and allowances, was $11.63 for our consolidated properties. As of December 31, 2013, the scheduled lease expirations at our consolidated properties are as follows:

Year	Number of Leases Expiring	Annualized Minimum Base Rent (1)	Square Footage	Percentage of Annualized Minimum Base Rent
2014 (2)	37	$5,190	214,000	12.4%
2015	17	3,819	313,000	9.2
2016	22	6,349	207,000	15.2
2017	27	9,387	1,344,000	22.5
2018	22	3,208	176,000	7.7
2019 and thereafter	48	13,753	1,531,000	33.0
Total	173	$41,706	3,785,000

(1)
Amount calculated as annualized in-place minimum base rent excluding any straight line rents, tenant recoveries and percentage rent revenues as of December 31, 2013 presented in the year of lease expiration.

(2)	Does not include 4,962 leases totaling approximately 2,196,000 square feet and approximately $31,633 in annualized minimum base rent associated with our seven apartment properties.
The following table shows the aggregate occupancy rates for our consolidated properties as of December 31, 2013 and each of the last five years.

As of December 31,	Occupancy Rate for Consolidated Properties
2013	95.8%
2012	91.8
2011	93.3
2010	93.2
2009	92.0
2008	91.9

The following tables show the occupancy rates for our consolidated properties by property type as well as the average minimum base rent per occupied square foot as of December 31, 2013 and 2012:

	Occupancy Rate at December 31, 2013	Occupancy Rate at December 31, 2012	Change
Apartments	94.0%	93.7%	0.3%
Industrial	100.0	100.0	—
Office	90.3	83.5	6.8
Retail	94.0	93.3	0.7
Total	95.8%	91.8%	4.0%

	Average Minimum Base Rent per Occupied Square Foot (1)
	December 31, 2013	December 31, 2012	Change
Apartments	$14.41	$13.87	$0.54
Industrial	4.11	4.02	0.09
Office	28.37	20.08	8.29
Retail	16.12	14.57	1.55
Total	$12.26	$14.16	$(1.90)
(1)  Amount calculated as in-place minimum base rent for all occupied space and excludes any straight line rents, tenant recoveries and percentage rent revenues.
Our apartment properties occupancy rate and our average minimum base rents per occupied square foot increased at December 31, 2013 when compared to December 31, 2012. The increase in minimum base rent per occupied square foot is the result of improved rental conditions at the student housing properties during the latest school year.
Our industrial properties occupancy rate remained at 100% and the average minimum base rents per occupied square foot at December 31, 2013 increased when compared to December 31, 2012 primarily due to the acquisitions of Joliet Distribution Center, Suwanee Distribution Center and South Seattle Distribution Center during 2013.

Our office properties occupancy rate and average minimum base rent per occupied square foot at December 31, 2013 increased when compared to December 31, 2012 primarily due to leasing activity at Monument IV at Worldgate, increased rental rates at 111 Sutter Street and the sale of the Dignity Health Disposition Portfolio.
Our retail properties occupancy rate and average minimum base rent per occupied square foot at December 31, 2013 increased when compared to December 31, 2012 primarily due to the acquisition of Grand Lakes Marketplace in 2013.
The overall occupancy rate increased as a result of our 2013 acquisitions, the sale of the Dignity Health Disposition Portfolio and leasing at Monument IV at Worldgate. The average minimum base rent per occupied square foot decreased primarily as a result of acquiring industrial properties which have lower rents per square foot than the other property types.
111 Sutter Street

As of December 31, 2013, 111 Sutter Street comprised approximately 16% of our total book value assets and for the year end December 31, 2013, 111 Sutter Street represented approximately 12% of our consolidated gross revenues.

	Total Area (Sq Ft)	% of Total Area	% of the Aggregate Market Value of the Portfolio	Average Minimum Base Rent per Occupied Sq Ft (1)
111 Sutter Street	286,000	5%	18%	$38.28

(1)	Amount calculated as in-place minimum base rent for all occupied space at December 31, 2013 and excludes any straight line rents, tenant recoveries and percentage rent revenues.

As of December 31, 2013, the scheduled lease expirations at 111 Sutter Street are as follows:

Year	Number of Leases Expiring	Annualized Minimum Base Rent (1)	Square Footage	Percentage of Annualized Minimum Base Rent
2014	17	$2,576	69,000	26.2%
2015	9	2,080	58,000	21.2
2016	11	2,454	61,000	25.0
2017	—	—	—	—
2018	5	1,424	35,000	14.5
2019 and thereafter	8	1,284	34,000	13.1
Total	50	$9,818	257,000

(1) Amount calculated as annualized in-place minimum base rent excluding any straight line rents, tenant recoveries and percentage rent revenues as of December 31, 2013 presented in the year of lease expiration.

The following table shows the aggregate occupancy rates for 111 Sutter Street as of December 31, 2013 and each of the last five years.

As of December 31,	Occupancy Rate
2013	90.0%
2012	98.0
2011	92.0
2010	87.8
2009	86.0
2008	91.0

PRINCIPAL TENANTS
The following table sets forth the top ten tenants of our properties based on their percentage of annualized minimum base rent as of December 31, 2013:

Tenants	Property	Line of Business	Date of Lease Expiration	Lease Renewal Options	Annual Minimum Base Rent (in thousands)(1)	% of Total Area	% of Annualized Minimum Base Rent (2)
Amazon Corporation LLC	Monument IV at Worldgate	Online Retailer	January 31, 2024	Two 5-year options	$3,463	1.7%	4.7%
Musician's Friend	Norfleet Distribution Center	Retailer	February 28, 2017	Three 5-year options	2,976	11.2%	4.1%
Fannie Mae	Monument IV at Worldgate	Financial Services	April 30, 2016	One 2-year option	2,621	1.3%	3.6%
Westar Aerospace & Defense Group, Inc.	4 & 36 Research Park Drive	Technical and Scientific Research Services	Varies	Varies	2,302	2.3%	3.1%
Mitsubishi Electric	Suwanee Distribution Center	HVAC Systems	July 31, 2023	Two 5-year options	2,238	9.0%	3.1%
Acuity Specialty Products Group	Kendall Distribution Center	Speciality Chemical Products	April 30, 2017	Two 5-year options	1,484	6.5%	2.0%
Northwestern Mutual	111 Sutter	Insurance	February 28, 2016	One 5-year option	1,471	0.5%	2.0%
Tapjoy Inc	111 Sutter	Mobile Technology Services	October 31, 2015	None	1,054	0.4%	1.4%
Charlie's Produce	South Seattle Distribution Center	Produce Distributor	January 31, 2013	One 5-year option	1,047	3.1%	1.4%
Ross Stores	The District at Howell Mill and Stirling Slidell Shopping Centre	Retailer	Varies	Varies	982	1.0%	1.3%
Total					$19,638	37.0%	26.7%

(1)
Annual minimum base rent is calculated as annualized monthly in-place minimum base rent excluding any above- and below-market lease amortization, straight-line rents, tenant recoveries and percentage rent revenues.

(2)
Percent of annualized minimum base rent is calculated as annualized in-place minimum base rent excluding any above- and below-market lease amortization, straight-line rents, tenant recoveries and percentage rent revenues divided by total annualized minimum base rent.

PRINCIPAL PROPERTIES
The following table sets forth our top ten consolidated properties based on percentage of minimum base rent for the year ended December 31, 2013:

Properties	% of Total Area	% of Minimum Base Rent (1)
111 Sutter Street	4.6%	12.8%
Cabana Beach Gainesville	9.6	9.3
Campus Lodge Tampa	7.6	8.0
Station Nine Apartments	5.0	6.7
The District at Howell Mill	4.9	6.3
Campus Lodge Columbia	4.1	5.6
Cabana Beach San Marcos	4.1	5.5
The Edge at Lafayette	3.3	4.6
Norfleet Distribution Center	11.2	4.1
Monument IV at Worldgate	3.7	4.0
Total	58.1%	66.9%

(1)	Minimum base rent is calculated as in-place minimum base rent excluding any above-and below-market lease amortization, straight-line rents, tenant recoveries and percentage rent revenues.

Item 3.	Legal Proceedings.
We are involved in various claims and litigation matters arising in the ordinary course of business, some of which involve claims for damages. Many of these matters are covered by insurance, although they may nevertheless be subject to deductibles or retentions. Although the ultimate liability for these matters cannot be determined, based upon information currently available, we believe the ultimate resolution of such claims and litigation will not have a material adverse effect on our financial position, results of operations or liquidity.

Item 4.	Mine Safety Disclosures.
Not applicable.

PART II

Item 5.	Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities.

MARKET FOR COMMON EQUITY
We have two classes of common stock outstanding as of December 31, 2013. Our previously existing undesignated common stock was designated as Class E common stock on September 27, 2012. The shares of Class E common stock were converted to Class M common stock on October 1, 2013. We do not intend to issue any additional shares of Class E common stock. Class A and M common stock are currently being sold under our continuous public Offering. The fees payable to our dealer manager with respect to each share class, as a percentage of NAV, are as follows:

	Selling Commission	Dealer Manager Fee	Distribution Fee
Class A Shares	up to 3.5%	0.55%	0.50%
Class M Shares	None	0.55%	None
Our common stock is not currently traded on any exchange and there is no established public trading market. As of March 6, 2014, there were 3,346 stockholders of record of our common stock, including 1,325 holders of Class A shares and 2,021 holders of Class M shares.
NAV per Share
Prior to October 1, 2012, we established our NAV per share of common stock on a quarterly basis for the purposes of establishing the price of shares sold in our private offerings and the repurchase price for shares purchased in our share repurchase program. We determined our NAV as of the end of each of the first three quarters of a fiscal year within 45 calendar days following the end of such quarter, and our fourth quarter NAV after the completion of our year-end audit. We calculated our quarterly NAV as of the determination date as follows: (i) the aggregate value of (A) our interests in real estate investments, plus (B) all our other assets, minus (ii) the aggregate fair value of our indebtedness and other outstanding obligations.

Beginning on October 1, 2012, at the end of each day the New York Stock Exchange is open for unrestricted trading, before taking into consideration additional issuances of shares of common stock, repurchases or class-specific expense accruals for that day, any change in our aggregate NAV (whether an increase or decrease) is allocated among each class of shares based on each class's relative percentage of the previous aggregate NAV. Changes in our daily NAV reflect factors including, but not limited to, our portfolio income, interest expense and unrealized/realized gains (losses) on assets, and accruals for the advisory fees. The portfolio income is calculated and accrued on the basis of data extracted from (1) the annual budget for each property and at the company level, including organization and offering expenses incurred after October 1, 2012 and certain operating expenses, (2) material, unbudgeted non-recurring income and expense events such as capital expenditures, prepayment penalties, assumption fees, tenant buyouts, lease termination fees and tenant turnover with respect to our properties when our Advisor becomes aware of such events and the relevant information is available and (3) material property acquisitions and dispositions occurring during the month. For the first month following a property acquisition, we calculate and accrue portfolio income with respect to such property based on the performance of the property before the acquisition and the contractual arrangements in place at the time of the acquisition, as identified and reviewed through our due diligence and underwriting process in connection with the acquisition. On an ongoing basis, our Advisor adjusts the accruals to reflect actual operating results and to appropriately reflect the outstanding receivable, payable and other account balances resulting from the accumulation of daily accruals for which financial information is available. The daily accrual of portfolio income also includes reimbursements to our Advisor and dealer manager for organization and offering expenses incurred prior to October 1, 2012 and paid on our behalf, which we are now reimbursing over the 36 months following October 1, 2012. For the purpose of calculating our NAV, all organization and offering costs incurred after October 1, 2012 are recognized as expenses when incurred, and acquisition expenses with respect to each acquired property will be amortized on a daily basis over a five year period following the acquisition date.

Following the allocation of income and expenses as described above, NAV for each class is adjusted for additional issuances of common stock, repurchases and class specific expense accruals, such as the dealer manager fee and distribution fee, to determine the current day's NAV. Our share classes may have different expense accruals associated with the advisory fee we pay to our Advisor because the performance component of the advisory fee is calculated separately with respect to each class. At the close of business on the date that is one business day after each record date for any declared distribution, our NAV for each class will be reduced to reflect the accrual of our liability to pay the distribution to our stockholders of record of each class as of the record date. NAV per share for each class is calculated by dividing such class's NAV at the end of each trading day by the number of shares outstanding for that class on such day.

At the beginning of each calendar year, our Advisor develops a valuation plan with the objective of having each of our wholly owned properties valued each quarter by an appraisal. Newly acquired wholly owned properties are initially valued at cost and thereafter become subject to the quarterly appraisal cycle during the quarter following the first full calendar quarter in which we own the property.

The fair value of our wholly owned properties is done using the fair value methodologies detailed within the FASB Accounting Standards Codification under Topic 820, Fair Value Measurements and Disclosures. Real estate appraisals are reported on a free and clear basis, excluding any property-level indebtedness that may be in place. We expect the primary methodology used to value properties will be the income approach, whereby value is derived by determining the present value of an asset's stream of future cash flows (for example, discounted cash flow analysis). Consistent with industry practices, the income approach incorporates subjective judgments regarding comparable rental and operating expense data, the capitalization or discount rate, and projections of future rent and expenses based on appropriate evidence. Other methodologies that may also be used to value properties include sales comparisons and replacement cost approaches.

Properties held through joint ventures are valued in a manner that is consistent with the guidelines described above for wholly owned properties. Once the value of a property held by the joint venture is determined by an independent appraisal, the value of our interest in the joint venture would then be determined by applying the distribution provisions of the applicable joint venture agreements to the value of the underlying property held by the joint venture.

Real estate-related assets that we own or may acquire include debt and equity interests backed principally by real estate, such as the common and preferred stock of publicly traded real estate companies, commercial mortgage-backed securities, mortgage loans and participations in mortgage loans (i.e. A-Notes and B-Notes) and mezzanine loans. In general, real estate-related assets are valued according to the procedures specified below upon acquisition or issuance and then quarterly, or in the case of liquid securities, daily, as applicable, thereafter.

Publicly traded debt and real estate-related equity securities (such as bonds and shares issued by listed REITs) that are not restricted as to salability or transferability are valued by our Advisor on the basis of publicly available information provided by third parties. Generally, the third parties will rely on the price of the last trade of such securities that was executed at or prior to closing on the valuation day or, in the absence of such trade, the last “bid” price. Our Advisor may adjust the value of publicly traded debt and real estate-related equity securities that are restricted as to salability or transferability for a liquidity discount. In determining the amount of such discount, consideration will be given to the nature and length of such restriction and the relative volatility of the market price of the security.

Investments in privately placed debt instruments and securities of real estate-related operating businesses (other than joint ventures), such as real estate development or management companies, are valued by our Advisor at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued each quarter at fair value. In evaluating the fair value of our interests in certain commingled investment vehicles (such as private real estate funds), values periodically assigned to such interests by the respective issuers, broker-dealers or managers may be relied upon. Our board of directors may retain additional independent valuation firms to assist with the valuation of our private real estate-related assets.

Individual investments in private mortgages, mortgage participations and mezzanine loans are valued by our Advisor at our acquisition cost and may be revalued by our Advisor from time to time. Revaluations of mortgages reflect the changes in value of the underlying real estate, with anticipated sale proceeds (estimated cash flows) discounted to their present value using a discount rate based on current market rates.

Liquid non-real estate-related assets include credit rated government and corporate debt securities, publicly traded equity securities and cash and cash equivalents. Liquid non-real estate-related assets are valued daily by our Advisor.

Our Advisor includes the value of our liabilities as part of our NAV calculation. Our liabilities include the fees payable to our Advisor and dealer manager, accounts payable, accrued operating expenses, property-level mortgages, any portfolio-level credit facilities and other liabilities. All liabilities are valued at cost. Costs and expenses that relate to a particular loan will be amortized over the life of the loan. We allocate the financing costs and expenses incurred in connection with obtaining multiple loans that are not directly related to any single loan among the applicable loans, generally pro rata based on the amount of proceeds from each loan. Liabilities allocable to a specific class of shares are only included in the NAV calculation for that class. For non-recourse, property-level mortgages that exceed the value of the underlying property, we assume a value of zero for purposes of the property and the mortgage in the determination of our NAV.
NAV as of December 31, 2013
The outstanding shares of Class E common stock were converted to Class M common stock on October 1, 2013 at a ratio of approximately 1.001 shares of Class M to 1.0 share of Class E. The NAV per share for our Class A and Class M shares was $10.17 and $10.19 as of December 31, 2013, respectively. The increase in NAV from December 31, 2012 of each share class is primarily related to an overall 0.5% increase in the values of our properties during 2013.
The following table presents our historical NAV per share for each period indicated below, including pro forma amounts as adjusted for the stock dividend issued on October 1, 2012:

	NAV per Share (Actual)	NAV per Share (Actual and Pro Forma as Adjusted for Stock Dividend) (1)
Quarter Ended	Class E	Class E	Class A	Class M
December 31, 2013	$—	$—	$10.17	$10.19
September 30, 2013	—	10.18	10.16	10.17
June 30, 2013	—	10.14	10.12	10.12
March 31, 2013	—	10.06	10.04	10.05
December 31, 2012	—	10.14	10.12	10.13
September 30, 2012	53.53	10.00	—	—
June 30, 2012	56.50	10.23	—	—
March 31, 2012	55.27	9.81	—	—
(1) The NAV per Share Pro Forma calculated for Class E shares for the quarter ends from March 31, 2012 to September 30, 2012 were done pursuant to the valuation guidelines we have adopted for purposes of the daily determination of NAV per share, which differs from the valuation methodologies we employed in connection with our historical quarterly NAV per share calculations in certain respects.

The following table provides a breakdown of the major components of our NAV per share as of December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
Component of NAV	Class A Shares	Class M Shares	Class A Shares	Class M Shares	Class E Shares
Real estate investments (1)	$16.99	$17.02	$25.07	$25.09	$25.10
Debt	(7.73)	(7.74)	(16.37)	(16.39)	(16.40)
Other assets and liabilities, net	0.91	0.91	1.42	1.43	1.44
Estimated enterprise value premium	None Assumed	None Assumed	None Assumed	None Assumed	None Assumed
NAV per share	$10.17	$10.19	$10.12	$10.13	$10.14

(1)	The value of our real estate investments was less than the historical cost by approximately 8.4% and 14.2% as of December 31, 2013 and 2012, respectively.

The following are key assumptions (shown on a weighted-average basis) that are used in the discounted cash flow models to estimate the value of our real estate investments as of December 31, 2013:

	Apartment	Industrial	Office	Retail	Total Company
Exit capitalization rate	6.94%	6.72%	6.82%	7.32%	6.90%
Discount rate/internal rate of return (IRR)	8.26	7.80	8.03	7.76	8.03
Annual market rent growth rate	2.84	2.89	3.27	3.31	3.08
Holding period (years)	10.00	10.00	10.00	10.00	10.00
The following are key assumptions (shown on a weighted-average basis) that are used in the discounted cash flow models to estimate the value of our real estate investments as of December 31, 2012:

	Apartment	Industrial	Office	Retail	Total Company
Exit capitalization rate	7.05%	7.83%	7.30%	7.43%	7.30%
Discount rate/internal rate of return (IRR)	8.24	8.50	8.48	7.90	8.27
Annual market rent growth rate	2.83	2.59	3.32	3.08	3.09
Holding period (years)	10.00	10.00	10.00	10.00	10.00
While we believe our assumptions are reasonable, a change in these assumptions would impact the calculation of the value of our real estate assets. For example, assuming all other factors remain unchanged, an increase in the weighted-average discount rate/internal rate of return (IRR) used as of December 31, 2013 of 0.25% would yield a decrease in our total real estate asset value of 1.54% and our NAV per each share class would have been $9.91 and $9.93 for Class A and Class M, respectively. An increase in the weighted-average discount rate/internal rate of return (IRR) used as of December 31, 2012 of 0.25% would yield a decrease in our total real estate asset value of 1.80% and our NAV per each share class as of December 31, 2012 would have been $9.68, $9.70 and $9.71 for Class A, Class M and Class E, respectively.
Limitations and Risks
As with any valuation methodology, our methodology is based upon a number of estimates and assumptions that may not be accurate or complete. Different parties with different assumptions and estimates could derive a different NAV per share. Accordingly, with respect to our NAV per share, we can provide no assurance that:

•	a stockholder would be able to realize this NAV per share upon attempting to resell his or her shares;

•
we would be able to achieve, for our stockholders, the NAV per share, upon a listing of our shares of common stock on a national securities exchange, selling our real estate portfolio, or merging with another company; or

•	the NAV per share, or the methodologies relied upon to estimate the NAV per share, will be found by any regulatory authority to comply with any regulatory requirements.
Furthermore, the NAV per share was calculated as of a particular point in time. The NAV per share will fluctuate over time in response to, among other things, changes in real estate market fundamentals, capital markets activities, and attributes specific to the properties and leases within our portfolio.
REGISTERED SALES OF EQUITY SECURITIES

On October 1, 2012 our Registration Statement, registering our public Offering of up to $3,000,000 in any combination of Class A and Class M shares of our common stock, was declared effective under the Securities Act and we commenced our initial public offering. We are offering up to $2,700,000 in shares of our common stock to the public in our primary offering and up to $300,000 of shares of our common stock pursuant to our distribution reinvestment plan. The per share purchase price varies from day-to-day and, on each day, equals our NAV per share for each class of common stock, plus, for Class A shares only, applicable selling commissions. LaSalle Investment Management Distributors, LLC, an affiliate of our Advisor, is the dealer manager for the Offering. As of December 31, 2013, we had sold 12,916,363 Class A shares and 2,390,510 Class M shares of our common stock in our public Offering for gross offering proceeds of $132,387 and $24,344, respectively.

Commencing October 1, 2012 through December 31, 2013, we recognized selling commissions, dealer manager fees, distribution fees and organization and other offering costs in our public Offering in the amounts set forth below:

Amount
Selling commissions, dealer manager fees and distribution fees	$2,375
Other organization and offering costs	3,357
Total expenses	5,732
Total public offering proceeds (excluding DRIP proceeds)	156,731
Percentage of public offering proceeds used to pay for organization and offering costs	2.14%

From October 1, 2012 through December 31, 2013, the net offering proceeds to us from the sale of Class A and Class M shares in the Offering, after deducting the total expenses incurred as described above, were approximately $127,629 and $23,373, respectively. As of December 31, 2013, we have received $1,998 pursuant to our dividend reinvestment plan, including $1,606 from the sale of 158,317 Class A shares and $392 from the sale of 38,473 Class M shares.

We intend to use the net proceeds from our Offering, which are not used to pay the fees and other expenses attributable to our operations, to (1) grow and further diversify our portfolio by making investments in accordance with our investment strategy and guidelines, (2) reduce borrowings and repay indebtedness incurred under various financing instruments and (3) fund repurchases under our share repurchase plan. As of December 31, 2013, net proceeds from our Offering have been allocated to reduce borrowings by $109,613 and to purchase interests in real estate of $41,389.
ISSUER PURCHASES OF EQUITY SECURITIES

Share Repurchase Plan
On October 1, 2012, we adopted a new share repurchase plan whereby on a daily basis stockholders may request we repurchase all or a portion of their shares of Class A and Class M common stock at that day's NAV. The share repurchase plan is subject to a one-year holding period, with certain exceptions, and limited to 5% of NAV per quarter with certain additional limitations based on the capital raised from the Offering. Class E shares were not eligible to participate in the share repurchase plan. For the year ended December 31, 2012, we received no requests to repurchase shares under the share repurchase plan, and we did not repurchase any shares under the share repurchase plan. For the year ended December 31, 2013 we received 31,229 and 29,428 requests to repurchase Class A and Class M shares, respectively. In response to those requests, we redeemed 31,229 and 29,428 Class A and Class M shares, respectively, for a total of approximately $619 pursuant to our share repurchase plan. As of March 6, 2014, we have received requests to repurchase 60,563 and 45,655 Class A and Class M shares, respectively, and we redeemed 60,563 and 45,655 Class A and Class M shares, respectively. To date, we have neither deferred nor rejected any request for repurchase under our share repurchase plan. All redemptions were paid out of from Offering proceeds.

Period	Total Number of Shares Redeemed	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Pursuant to the Program (1)
October 1-October 31, 2013	—	—	—	—
November 1-November 30, 2013 (2)	65,781	$10.04	29,104	—
December 1-December 31, 2013 (3)	10,648	$9.97	5,068	—
(1)     Redemptions are limited as described above.
(2) In November 2013, we repurchased 36,677 of our Class M common stock in privately negotiated transactions at 2% to 5% discount to NAV.
(3) In December 2013, we repurchased 5,580 of our Class M common stock in a privately negotiated transaction at an approximate 5% discount to NAV.
DIVIDEND POLICY
To comply with current tax laws necessary to qualify as a REIT, we expect to distribute at least 90% of our taxable income to our stockholders. Accordingly, we currently intend to make distributions to our stockholders in amounts sufficient to maintain our qualification as a REIT. Before payment of any distribution, we must have cash available after payment of both operating requirements and scheduled debt service on mortgages and loans payable. The declaration of distributions is at the discretion of our board of directors, which decision is made from time to time based on then prevailing circumstances.

Our board of directors and the Advisor will periodically review the dividend policy to determine the appropriateness of our distribution rate relative to our current and forecasted cash flows.
During the first three quarters of 2012 our board of directors declared and we paid quarterly distributions of $0.09506 per share (as adjusted for the stock dividend that occurred on October 1, 2012). Our board of directors declared quarterly dividends of $0.10 per share for each of the fourth quarter of 2012 and the first, second and third quarters of 2013. On November 4, 2013, our board of directors declared a quarterly dividend of $0.11 per share for the fourth quarter of 2013 to holders of the common stock of record as of December 30, 2013. The dividend was paid on February 7, 2014. Class A and Class M stockholders received $0.11 per share less applicable class-specific fees. There is no guarantee that we will continue to pay distributions at this rate in the future, or at all.

Year	Distributions Declared Per Share	Total Distributions	Annualized Rate of Return (1)
2012	$0.38517	$10,055	3.80%
2013	$0.41	$14,228	4.03%

(1)	Annualized rate of return calculated using the weighted average NAV of our common stock as of December 31.

The following table summarizes our distributions paid over the last three fiscal years:

	For the Year Ended December 31,
	2013	2012	2011
Distributions:
Paid in Cash	$11,353	$6,286	$1,858
Reinvested in Shares	1,998	794	417
Total Distributions	13,351	7,080	2,275
Source of Distributions:
Cash flow from operations	13,351	7,080	2,275
Financing activities	—	—	—
Total Sources of Distributions	$13,351	$7,080	$2,275

The following table summarizes our distributions paid for each quarter of the last fiscal year:

	For the three months ended
	December 31, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Paid in cash	$2,888	$2,921	$2,894	$2,650
Reinvested in shares	787	588	298	325
Total distributions	3,675	3,509	3,192	2,975
Net cash provided by operating activities	$2,190	$6,044	$6,014	$4,024
Total funds from operations	5,098	5,830	7,629	9,711
Total net (loss) income	(2,873)	626	(11,059)	(11,641)

Distribution Reinvestment Plan
From January 1, 2012 through September 30, 2012, we issued 82,270 shares for approximately $794 pursuant to our dividend reinvestment plan that was in effect prior to the commencement of our public Offering on October 1, 2012. On October 1, 2012, we terminated our existing dividend reinvestment plan and adopted a new distribution reinvestment plan whereby Class A and Class M shares may elect to have their cash distributions reinvested in additional shares of our common stock at the NAV per share on the distribution date. Class E shares were not eligible to participate in the new distribution reinvestment plan. From October 1 through December 31, 2012, no shares were issued under the new distribution reinvestment plan. As of December 31, 2013, we have received $1,998 pursuant to our dividend reinvestment plan, including $1,606 from the sale of 158,317 Class A shares and $392 from the sale of 38,473 Class M shares. As of December 31, 2013, there were $298,002 in shares of our common stock available for sale pursuant to our dividend reinvestment plan.

Tax Treatment of Distributions
For the year ended December 31, 2013, we paid distributions to Class A, M and E stockholders of approximately $13,357 and for the year ended December 31, 2012, we paid distributions to Class E stockholders of approximately $7,080. For income tax purposes, 100% of the distributions paid in 2013 and 2012 will qualify as a nondividend distribution or return of capital. The distribution declared on November 4, 2013, paid on February 7, 2014, will be taxable in 2014 and is not reflected in the 2013 tax allocation.
The table below summarizes the income tax treatment of distributions paid to Class A stockholders during the year ended December 31, 2013:

Record Date	Payment Date	Net Distribution per share (1)	Ordinary Income		Capital Gain Income		Return of Capital
12/28/2012	3/28/2013	$0.08909	$—	—%	$—	—%	$0.08909	100.00%
3/27/2013	5/3/2013	0.07956	—	—	—	—	0.07956	100.00
6/27/2013	8/2/2013	0.07818	—	—	—	—	0.07818	100.00
9/27/2013	11/1/2013	0.07555	—	—	—	—	0.07555	100.00
Total		$0.32238	$—	—%	$—	—%	$0.32238	100.00%
(1) Distributions per share are net of distribution and dealer manager fees of 0.50% and 0.55% of net asset value, respectively.
The table below summarizes the income tax treatment of distributions paid to Class M stockholders during the year ended December 31, 2013:

Record Date	Payment Date	Net Distribution per share (2)	Ordinary Income		Capital Gain Income		Return of Capital
12/28/2012	3/28/2013	$0.09239	$—	—%	$—	—%	$0.09239	100.00%
3/27/2013	5/3/2013	0.09198	—	—	—	—	0.09198	100.00
6/27/2013	8/2/2013	0.08881	—	—	—	—	0.08881	100.00
9/27/2013	11/1/2013	0.08738	—	—	—	—	0.08738	100.00
Total		$0.36056	$—	—%	$—	—%	$0.36056	100.00%
(2) Distributions per share are net of dealer manager fees of 0.55% of net asset value.
The table below summarizes the income tax treatment of distributions paid to Class E stockholders during the years ended December 31, 2013 and 2012:

Record Date	Payment Date	Total Distribution per share	Ordinary Income		Capital Gain Income		Return of Capital
12/28/2012	3/28/2013	$0.10	$—	—%	$—	—%	$0.10	100.00%
3/27/2013	5/3/2013	0.10	—	—	—	—	0.10	100.00
6/27/2013	8/2/2013	0.10	—	—	—	—	0.10	100.00
9/27/2013	11/1/2013	0.10	—	—	—	—	0.10	100.00
Total		$0.40	$—	—%	$—	—%	$0.40	100.00%

Record Date	Payment Date	Total Distribution per share	Ordinary Income		Capital Gain Income		Return of Capital (3)
3/30/2012	5/4/2012	$0.09506	$—	—%	$—	—%	$0.09506	100.00%
6/29/2012	8/3/2012	0.09506	—	—	—	—	0.09506	100.00
9/28/2012	11/2/2012	0.09506	—	—	—	—	0.09506	100.00
Total		$0.28518	$—	—%	$—	—%	$0.28518	100.00%
(3) Distributions represent a return of stockholder capital and are adjusted for the 4.786 to 1 stock dividend which occurred on October 1, 2012.
Stockholders are advised to consult with their tax advisors about the specific tax treatment of distributions we paid.

Performance Graph (Dollars in whole dollars)
The following graph is a comparison of the cumulative return of our shares of Class M common stock (post leverage and fees), the Standard and Poor’s 500 Index (“S&P 500”) and the National Counsel of Real Estate Investment Fiduciaries ("NCREIF") Fund Index-Open-End Diversified Core Equity (“ODCE”) as peer group indices. The graph assumes that $100 was invested on October 1, 2012 in our shares, the S&P 500 Index and the ODCE assuming that all dividends were reinvested without the payment of any commissions. We currently have Class M and Class A common stock, both of which have been available only since we began our Offering on October 1, 2012. Our Class E common stock was converted into Class M common stock on October 1, 2013 and is no longer outstanding. There can be no assurance that the performance of our shares will continue in line with the same or similar trends depicted in the graph below.

*The ODCE is a capitalization-weighted, time weighted index of open-end core real estate funds reported net of fees. The term core typically reflects lower risk investment strategies, utilizing low leverage and generally represented by equity ownership positions in stable U.S. operating properties. Funds are weighted by capitalization, so larger funds have a greater impact on index returns. While funds used in this benchmark typically target institutional investors and have characteristics that differ from the Company (including differing fees), we feel that the ODCE is an appropriate and accepted index for the purpose of evaluating returns on investments in direct real estate funds. Investors cannot invest in this index. The Company has the ability to utilize higher leverage than is allowed for the funds in this index, which could increase the Company’s volatility relative to the index.
In the Form 10-K for December 31, 2012 filed on March 7, 2013, we previously used the National Real Estate Investment Trusts’ (“NAREIT”) All Equity Index and the National Counsel of Real Estate Investment Fiduciaries Property Index ("NPI") (before leverage and fees) as peer group indices. As a result of the Offering which began on October 1, 2012, we believe the ODCE is a better peer comparison as it more closely resembles the institutional quality, institutionally managed portfolio of properties we currently own and plan to acquire in the future.

Total return for the year ended December 31, 2013 for the following indices and our Class M common stock:

Index:	Return
NAREIT	2.9%
NPI*	11.0%
ODCE	12.9%
Class M Common Stock	4.6%
*The NPI is a quarterly time series composite total rate of return measure (before leverage and fees) of investment performance of a very large pool of individual commercial real estate properties acquired in the private market for investment purposes only. Its value is based on the value of the properties in the index and not the market value of securities. All properties in the NPI have been acquired, at least in part, on behalf of tax-exempt institutional investors-the great majority being pension funds. Properties in the NPI are accounted for using market value accounting standards, not historical cost.

Item 6.	Selected Financial Data.

The following table sets forth our selected financial and operating data on a historical basis. The following data should be read in conjunction with our consolidated financial statements and the accompanying notes thereto and Management’s Discussion and Analysis of Financial Condition and Results of Operations included elsewhere in this Form 10-K. On October 1, 2012, we declared a stock dividend with respect to all Class E shares at a ratio of 4.786-to-1. The effects of the stock dividend have been applied retroactively to all share and per share amounts for all periods presented.

	Year ended December 31,
	2013	2012	2011	2010	2009
Operating Data:
Total revenues	$76,516	$57,108	$61,498	$59,074	$58,019
(Loss) income from continuing operations	(34,804)	25,304	(4,719)	(9,826)	(31,081)
Income (loss) from discontinued operations	4,363	12,031	(14,919)	(26,904)	(10,735)
(Loss) income from continuing operations attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$(0.80)	$0.99	$(0.19)	$(0.37)	$(1.21)
Weighted average shares outstanding	36,681,847	25,651,220	23,938,406	23,928,784	23,886,286
Cash distributions declared per common share	$0.41000	$0.38517	$0.09506	$—	$0.15123

Other Data:
Funds from operations attributable to Jones Lang LaSalle Income Property Trust, Inc. (1)	$28,268	$21,544	$23,709	$22,155	$22,362
Funds from operations per share–basic and diluted (1)	$0.77	$0.84	$0.99	$0.93	$0.94

	December 31,
	2013	2012	2011	2010	2009
Balance Sheet Data:
Total assets	$774,939	$842,034	$835,050	$870,689	$1,017,140
Total mortgage notes and other debt payable	357,806	492,985	582,495	592,804	654,086
Liabilities held for sale	—	—	—	—	43,352
Total equity	391,348	317,085	231,079	252,709	289,323

(1)
Funds from operations (“FFO”) does not represent cash flow from operations as defined by GAAP, should not be considered as an alternative to GAAP net income and is not necessarily indicative of cash available to fund all cash requirements. Please see below for a reconciliation of net income to FFO. Prior year amounts have been recalculated to conform to current year presentation.

The selected financial data presented above has been impacted by acquisitions and dispositions made since the inception of the Company. These acquisitions and dispositions impact the comparability of our results from operations, financial position and cash flows. We are uncertain how the results from operations, financial position and cash flows will be impacted should we make future acquisitions or dispositions.
FUNDS FROM OPERATIONS
Consistent with real estate industry and investment community preferences, we consider FFO as a supplemental measure of the operating performance for a real estate investment trust and a complement to GAAP measures because it facilitates an understanding of the operating performance of our properties. The National Association of Real Estate Investment Trusts ("NAREIT") defines FFO as net income (loss) attributable to the Company (computed in accordance with GAAP), excluding gains or losses from cumulative effects of accounting changes, extraordinary items, impairment write-downs of depreciable real estate and sales of properties, plus real estate related depreciation and amortization and after adjustments for these items related to noncontrolling interests and unconsolidated affiliates.
FFO does not give effect to real estate depreciation and amortization because these amounts are computed to allocate the cost of a property over its useful life. Because values for well-maintained real estate assets have historically increased or decreased based upon prevailing market conditions, we believe that FFO provides investors with an additional view of our operating performance. We also use Adjusted FFO ("AFFO") as a supplemental measure of operating performance. We define

AFFO as FFO adjusted for straight-line rental income, amortization of above- and below-market leases, amortization of net discount on assumed debt, gains or losses on the extinguishment or modification of debt and acquisition related costs.
In order to provide a better understanding of the relationship between FFO, AFFO and GAAP net income, the most directly comparable GAAP financial reporting measure, we have provided reconciliations of GAAP net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc., to FFO and FFO to AFFO. FFO and AFFO do not represent cash flow from operating activities in accordance with GAAP, should not be considered as an alternative to GAAP net income and are not necessarily indicative of cash available to fund cash needs.
The following table presents a reconciliation of net income (loss) to FFO for the periods presented:

Reconciliation of net income (loss) to FFO	Year ended December 31,
	2013	2012	2011	2010	2009
Net (loss) income attributable to Jones Lang LaSalle Income Property Trust, Inc.	(24,947)	37,476	(19,388)	(35,640)	(39,611)
Plus: Real estate depreciation and amortization (1)	32,396	23,902	28,163	32,978	38,548
(Gain) loss from sales of real estate	(22,556)	117	—	(822)	(2,530)
Gain on consolidation of real estate affiliate	—	(34,852)	—	—	—
Gain on transfer of property	—	(6,012)	—	—	—
Impairment of depreciable real estate (1)	43,375	913	14,934	25,639	25,955
FFO attributable to Jones Lang LaSalle Income Property Trust, Inc.	$28,268	$21,544	$23,709	$22,155	$22,362
Weighted average shares outstanding, basic and diluted (2)	36,681,847	25,651,220	23,938,406	23,928,784	23,886,784
FFO per share, basic and diluted (2)	$0.77	$0.84	$0.99	$0.93	$0.94

(1)	Includes amounts attributable to discontinued operations, non-controlling interests and unconsolidated real estate affiliates.

(2)
On October 1, 2012, we declared a stock dividend with respect to all Class E shares at a ratio of 4.786-to-1. The effects of the stock dividend have been applied retroactively to all share and per share amounts for all periods presented.

The following table presents a reconciliation of FFO to AFFO for the periods presented:

Reconciliation of FFO to AFFO	Year ended December 31,
	2013	2012	2011	2010	2009
FFO attributable to Jones Lang LaSalle Income Property Trust, Inc.	$28,268	$21,544	$23,709	$22,155	$22,362
Straight-line rental income (1)	(3,178)	(269)	(146)	584	(973)
Amortization of above- and below-market leases (1)	(4,844)	(886)	(2,017)	(763)	240
Amortization of net discount on assumed debt (1)	(687)	(364)	(239)	(239)	(242)
(Gain) loss on extinguishment or modification of debt	(184)	(8,595)	—	73	—
Acquisition expenses (1)	566	33	—	—	—
AFFO attributable to Jones Lang LaSalle Income Property Trust, Inc.	$19,941	$11,463	$21,307	$21,810	$21,387
Weighted average shares outstanding, basic and diluted (2)	36,681,847	25,651,220	23,938,406	23,928,784	23,886,784
AFFO per share, basic and diluted (2)	$0.54	$0.45	$0.89	$0.91	$0.90

(1)	Includes amounts attributable to discontinued operations, non-controlling interests and unconsolidated real estate affiliates.

(2)
On October 1, 2012, we declared a stock dividend with respect to all Class E shares at a ratio of 4.786-to-1. The effects of the stock dividend have been applied retroactively to all share and per share amounts for all periods presented.

Item 7.	Management’s Discussion and Analysis of Financial Condition and Results of Operations.
Management Overview
The following Management’s Discussion and Analysis of Financial Condition and Results of Operations (“MD&A”) is intended to help the reader understand our results of operations and financial condition. This MD&A is provided as a supplement to, and should be read in conjunction with, our consolidated financial statements and the accompanying notes to the consolidated financial statements appearing elsewhere in this Form 10-K. All references to numbered Notes are to specific notes to our Consolidated Financial Statements beginning on page F-1 of this Form 10-K, and the descriptions referred to are incorporated into the applicable portion of this section by reference. References to “base rent” in this Form 10-K refer to cash payments made under the relevant lease(s), excluding real estate taxes and certain property operating expenses that are paid by us and are recoverable under the relevant lease(s) and exclude adjustments for straight-line rent revenue and above- and below-market lease amortization.
The discussions surrounding our Consolidated Properties refer to our wholly or majority owned and controlled properties, which as of December 31, 2011, 2012 and 2013 were comprised of:

Apartments

•	Station Nine Apartments,

•	Cabana Beach San Marcos,

•	Cabana Beach Gainesville,

•	Campus Lodge Athens,

•	Campus Lodge Columbia,

•	The Edge at Lafayette and

•	Campus Lodge Tampa.

Industrial

•	Kendall Distribution Center (previously referred to as 105 Kendall Park Lane),

•	Norfleet Distribution Center (previously referred to as 4001 North Norfleet Drive),

•	Joliet Distribution Center (acquired in 2013),

•	Suwanee Distribution Center (acquired in 2013) and

•	South Seattle Distribution Center (acquired in 2013).

Office

•	Monument IV at Worldgate,

•	111 Sutter Street (consolidated in 2012 and 2013, excluded from December 31, 2011 Consolidated Properties),

•	14600 Sherman Way,

•	14624 Sherman Way,

•	4 Research Park Drive,

•	36 Research Park Drive and

•	Railway Street Corporate Centre.

Retail

•	Stirling Slidell Shopping Centre,

•	The District at Howell Mill and

•	Grand Lakes Marketplace (acquired in 2013).

Discontinued Operations

•	Metropolitan Park North (disposed of in 2012, excluded from December 31, 2012 and 2013 Consolidated Properties),

•	Georgia Door Sales Distribution Center (sold in 2012, excluded from December 31, 2012 and 2013 Consolidated Properties),

•	Marketplace at Northglenn (disposed of in 2012, excluded from December 31, 2012 and 2013 Consolidated Properties),

•	Canyon Plaza (sold in 2013, excluded from December 31, 2013 Consolidated Properties) and

•	the Dignity Health Disposition Portfolio (sold in 2013, excluded from December 31, 2013 Consolidated Properties).

Discussions surrounding our Unconsolidated Properties refer to properties owned through joint venture arrangements, which as of December 31, 2011 and 2012 were comprised of:

December 31, 2012	December 31, 2011
Legacy Village (1)	Legacy Village
111 Sutter Street (2)
(1) Property was sold on October 29, 2013.
(2) Property consolidated on December 5, 2012.

Because management’s operating strategies are generally the same whether the properties are consolidated or unconsolidated, we believe that financial information and operating statistics with respect to all properties, both consolidated and unconsolidated, provide important insights into our operating results, including the relative size and significance of these elements to our overall operations. Collectively, we refer to our Consolidated and Unconsolidated Properties as our “Company Portfolio.”
Our primary business is the ownership and management of a diversified portfolio of apartment, industrial, office and retail properties primarily located in the United States. It is expected that over time our real estate portfolio will be further diversified on a global basis and will be complemented by investments in real estate-related assets.

We are managed by our Advisor, LaSalle Investment Management, Inc., a subsidiary of our Sponsor, Jones Lang LaSalle Incorporated (NYSE: JLL), a leading financial and professional services firm that specializes in commercial real estate services and investment management. We hire property management and leasing companies to provide the on-site, day-to-day management and leasing services for our properties. When selecting a property management or leasing company for one of our properties, we look for service providers that have a strong local market or industry presence, create portfolio efficiencies, have the ability to develop new business for us and will provide a strong internal control environment that will comply with our Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley”) internal control requirements. We currently use a mix of property management and leasing service providers that include large national real estate service firms, including an affiliate of the Advisor, and smaller local firms.

We seek to minimize risk and maintain stability of income and principal value through broad diversification across property sectors and geographic markets and by balancing tenant lease expirations and debt maturities across the Company Portfolio. Our diversification goals also take into account investing in sectors or regions we believe will create returns consistent with our investment objectives. Under normal conditions, we intend to pursue investments principally in well-located, well-leased assets within the office, retail, industrial and apartment sectors. We expect to actively manage the mix of properties and markets over time in response to changing operating fundamentals within each property sector and to changing economies and real estate markets in the geographic areas considered for investment. When consistent with our investment objectives, we also seek to maximize the tax efficiency of our investments through like-kind exchanges and other tax planning strategies.
The following tables summarize our diversification by property sector and geographic region based upon the fair value of our Consolidated and Unconsolidated Properties. The ten-year lease expiration table represents the lease expirations by both total square feet and annualized minimum base rents for current tenants of our Consolidated Properties. The ten-year debt repayment schedule represents debt principal repayments and maturities and the weighted average interest rate of those repayments and maturities for our Consolidated Properties. These tables provide examples of how our Advisor evaluates the Company Portfolio when making investment decisions.

Property Sector Diversification
Estimated Percent of Fair Value as of December 31, 2013

Consolidated Properties
Apartment	28%
Industrial	20%
Office	36%
Retail	16%
Estimated Percent of Fair Value as of December 31, 2012

	Consolidated Properties	Unconsolidated Property	Consolidated and Unconsolidated Properties
Apartment	28%	—	25%
Industrial	7%	—	6%
Office	55%	—	51%
Retail	10%	100%	18%
Geographic Region Diversification
Estimated Percent of Fair Value as of December 31, 2013

Consolidated Properties
West	25%
South	39%
East	17%
Midwest	13%
International	6%
Estimated Percent of Fair Value as of December 31, 2012

	Consolidated Properties	Unconsolidated Property	Consolidated and Unconsolidated Properties
West	40%	—	37%
South	29%	—	26%
East	14%	—	13%
Midwest	11%	100%	19%
International	6%	—	5%

Future Lease Expirations

Year	Total Occupied Square Footage	Annualized Minimum Base Rents (1)	Percent of Annualized Minimum Base Rents
2014 (2)	214,000	$5,190	12.4%
2015	313,000	3,819	9.2
2016	207,000	6,349	15.2
2017	1,344,000	9,387	22.5
2018	176,000	3,208	7.7
2019	6,000	120	0.3
2020	42,000	1,326	3.2
2021	18,000	404	1.0
2022	78,000	1,454	3.5
2023 and thereafter	1,387,000	10,449	25.1

(1)	Amount calculated as annualized in-place minimum base rent excluding any straight line rents, tenant recoveries and percentage rent revenues.

(2)	Does not include 4,962 short-term leases totaling approximately 2,196,000 square feet and approximately $31,633 in annualized minimum base rent associated with our seven apartment properties.

Ten-Year Debt Repayment

Year	Principal Repayments and Maturities	Percent of Total Outstanding Debt	Weighted Average Interest Rate
2014	$13,892	3.9%	5.21%
2015	7,616	2.1	5.94
2016	32,949	9.3	5.93
2017	85,436	24.0	5.10
2018	90,242	25.3	2.65
2019	1,639	0.5	4.84
2020	20,821	5.8	3.76
2021	1,806	0.5	4.85
2022	1,895	0.5	4.85
2023 and thereafter	100,369	28.1	4.65
Use of Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For example, significant estimates and assumptions have been made with respect to the useful lives of assets, recoverable amounts of receivables and initial valuations and related amortization periods of deferred costs and intangibles, particularly with respect to property acquisitions. Actual results could differ from those estimates.
Critical Accounting Policies
The MD&A is based upon our consolidated financial statements, which have been prepared in accordance with GAAP. The preparation of these consolidated financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. Management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions. Our critical accounting policies are those applicable to the following which can be found in greater detail within Note 2 Summary of Significant Accounting Policies:
Initial Valuations and Estimated Useful Lives or Amortization Periods for Real Estate Investments and Intangibles
These estimates are particularly important as they are used for the allocation of purchase price between depreciable and non-depreciable real estate and other identifiable intangibles, including above, below and at-market leases. As a result, the impact of these estimates on our operations could be substantial. Significant differences in annual depreciation or amortization expense may result from the differing useful life or amortization periods related to such purchased assets and liabilities.
Impairment of Long-Lived Assets
Our estimate of the expected future cash flows used in testing for impairment is highly subjective and based on, among other things, our estimates regarding future market conditions, rental rates, occupancy levels, costs of tenant improvements, leasing commissions and other tenant concessions, assumptions regarding the residual value of our properties at the end of our anticipated holding period, discount rates and the length of our anticipated holding period. These assumptions could differ materially from actual results. If our strategy changes or if market conditions otherwise dictate a reduction in the holding period and an earlier sale date, an impairment loss could be recognized and such loss could be material.
Recent Events and Outlook
General Company and Market Commentary
On October 1, 2012, the SEC declared effective our registration statement on Form S-11 (File No. 333-177963) with respect to our continuous public Offering of up to $3,000,000 in any combination of Class A and Class M shares of common stock, consisting of up to $2,700,000 of shares in our primary Offering and up to $300,000 of shares pursuant to our distribution reinvestment plan. We intend to offer shares of our common stock on a continuous basis for an indefinite period of time by filing a new registration statement before the end of each offering, subject to regulatory approval. The per share purchase price varies from day-to-day and, on each day, equals our NAV per share for each class of common stock, plus, for Class A shares only, applicable selling commissions. LaSalle Investment Management Distributors, LLC, our affiliate and the Dealer Manager of our Offering, has agreed to distribute shares of our common stock. We intend to use the net proceeds from the Offering, after we pay the fees and expenses attributable to the Offering and our operations, to (1) grow and further diversify our portfolio by making investments in accordance with our investment strategy and policies, (2) reduce borrowings and repay indebtedness incurred under various financing instruments and (3) fund repurchases of our shares under our share repurchase plan.
We have executed on a number of our key strategic initiatives during 2013, including:
Property Acquisitions

•	purchased Joliet Distribution Center for $21,000;

•	purchased Suwanee Distribution Center for $38,000;

•	purchased a 90% interest in Grand Lakes Marketplace for $42,975; and

•	purchased South Seattle Distribution Center for $38,700.

Property Dispositions

•	sold our interest in Legacy Village for $27,350;

•	sold 13 of 15 properties from the Dignity Health Office Portfolio for $111,260; and

•	sold Canyon Plaza for $33,750.

Debt

•	retired the remaining balance on the $12,000 note payable related to the December 2012 acquisition of 111 Sutter Street;

•	extended the maturity date and reduced our interest rate on the existing $53,922 mortgage note payable for 111 Sutter Street;

•	retired the mortgage note payable on Monument IV at Worldgate, in the amount of $35,351, including accrued interest;

•	entered into a $12,000 mortgage note payable on Norfleet Distribution Center;

•	retired the mortgage note payable on 36 Research Park Drive for $9,500 at a $1,150 discount from par;

•	entered into a $19,100 mortgage note payable on Suwanee Distribution Center;

•	entered into a $23,900 mortgage note payable on Grand Lakes Marketplace;

•	retired four pools of mortgage notes payable on Dignity Health Office Portfolio for $74,662, including accrued interest;

•	transferred the mortgage note payable on Canyon Plaza to the purchaser as part of the sale of the property;

•	modified the mortgage notes payable on five of the student housing properties, paying down the outstanding balance by $19,836; and

•	secured a $40,000 revolving working capital credit facility.

Leasing

•	executed a new three year lease for 83,000 square feet at Monument IV at Worldgate with Fannie Mae;

•	executed 32,000 square feet of new leases at Railway Street Corporate Centre for terms of between five and ten years; and

•	executed 37,000 square feet of new and renewal leases at 111 Sutter Street for terms of between one and seven years.

Through these specific and other important accomplishments we continued to reduce our Company leverage ratio, decreased our average interest rate on debt, increased cash reserves and Company-wide liquidity at the same time as providing cash flow to our stockholders through four regular quarterly dividend payments.
Our primary investment objectives are:

•	to generate an attractive level of current income for distribution to our stockholders;

•	to preserve and protect our stockholders' capital investments;

•	to achieve appreciation of our NAV over time; and

•	to enable stockholders to utilize real estate as an asset class in diversified, long-term investment portfolios.
The cornerstone of our investment strategy is to acquire and manage income-producing commercial real estate properties and real estate-related assets around the world. We believe this strategy enables us to provide our stockholders with a portfolio that is well-diversified across property type, geographic region and industry, both in the United States and internationally. It is our belief that adding international investments to our portfolio over time will serve as an effective tool to construct a well-diversified portfolio designed to provide our stockholders with stable distributions and attractive long-term risk-adjusted returns.
We believe that our broadly diversified portfolio benefits our stockholders by providing:

•	diversification of sources of income;

•	access to attractive real estate opportunities currently in the United States and, over time, around the world; and

•	exposure to a return profile that should have lower correlations with other investments.
Since real estate markets are often cyclical in nature, our strategy allows us to more effectively deploy capital into property types and geographic regions where the underlying investment fundamentals are relatively strong or strengthening and away from those property types and geographic regions where such fundamentals are relatively weak or weakening. We intend to meet our investment objectives by selecting investments across multiple property types and geographic regions to achieve portfolio stability, diversification, current income and favorable risk-adjusted returns. To a lesser degree, we also intend to invest in debt and equity interests backed principally by real estate, which we refer to collectively as “real estate-related assets.”
Our board of directors has adopted investment guidelines for our Advisor to implement and actively monitor in order to allow us to achieve and maintain diversification in our overall investment portfolio. Our board of directors formally reviews our investment guidelines on an annual basis and our investment portfolio on a quarterly basis or, in each case, more often as they deem appropriate. Our board of directors reviews the investment guidelines to ensure that the guidelines are being followed and are in the best interests of our stockholders.
After we have raised substantial proceeds in the Offering, and our total NAV has reached $800,000, which we refer to as our ramp-up period, we will seek to invest:

•	up to 80% of our assets in properties;

•	up to 25% of our assets in real estate-related assets; and

•	up to 15% of our assets in cash, cash equivalents and other short-term investments.
Notwithstanding the above, the actual percentage of our portfolio that is invested in each investment type may from time to time be outside these target levels due to numerous factors including, but not limited to, large inflows of capital over a short period of time, lack of attractive investment opportunities or increases in anticipated cash requirements for repurchase requests. During the ramp-up period, we will balance the goals of diversifying our portfolio and reducing our leverage.
During the ramp-up period, we intend to use lower leverage, or in some cases possibly no leverage, to finance our new acquisitions in order to reduce our overall Company leverage. Our Company leverage ratio (calculated as our share of total liabilities divided by our share of the fair value of total assets), was 45% as of December 31, 2013, down from 63% at December 31, 2012 as a result of debt extinguishments, increasing property values, acquiring properties with no or low leverage and raising new equity. After the ramp-up period, we expect to maintain a targeted Company leverage ratio of between 30% and 50%.
Fourth Quarter NAV
The NAV per share for our Class A and Class M shares was $10.17 and $10.19 as of December 31, 2013, respectively. The increase in NAV from September 30, 2013 of each share classes is primarily related to a slight increase in the values of our properties. The outstanding shares of Class E common stock were converted to Class M common stock on October 1, 2013. As such, there were no outstanding Class E shares as of December 31, 2013.
2014 Key Initiatives
During 2014, we intend to use capital raised from our Offering to make new acquisitions that will further our investment objectives and are in keeping with our investment strategy. Likely acquisition candidates may include well located, well leased industrial properties, grocery-anchored community oriented retail properties and apartment properties. We will look to acquire other property types when the opportunities and risk profile match our investment objectives and strategy. We will also attempt to further our geographic diversification by targeting investment properties located in the eastern and western United States. We will use debt financing to take advantage of the current favorable interest rate environment, while looking to keep the Company leverage ratio in the 30% to 50% in the near term. We also intend to use our revolving line of credit to allow us to more efficiently manage our cash flows.
2013 Key Events and Accomplishments
During January 2013, we retired the $12,000 note payable related to our purchase of 111 Sutter Street.
On March 27, 2013, we entered into a loan modification agreement with the existing lender on the $53,922 mortgage for 111 Sutter Street. The loan modification extended the maturity date by eight years from July 2015 to April 2023, provides for interest-only payments for the first four years of the new term and reduced the fixed-rate interest from 5.58% to 4.50%. The loan modification is expected to save annually in excess of $550 in interest expense and defers in excess of $850 in annual principal amortization payments.
On April 30, 2013, we retired the mortgage note payable on Monument IV at Worldgate in advance of its September 1, 2013 maturity date. The outstanding balance, including accrued interest, was approximately $35,351 which was funded with cash on hand. The loan had a 5.29% interest rate and its prepayment will save in excess of $1,850 in annual interest expense. This loan prepayment was in keeping with our objectives to deleverage our portfolio and further decreased our Company leverage.
On June 20, 2013, we entered into a $12,000 mortgage note payable on Norfleet Distribution Center. The loan matures on February 1, 2017 and bears floating rate interest at a rate equal to LIBOR plus 2.75%. Proceeds of the loan were used for the property acquisitions made in June 2013.
On June 25, 2013, we entered into a $40,000 revolving line of credit agreement with Bank of America, N.A. The line of credit has a two year term and bears interest based on LIBOR plus a spread ranging from 1.50% to 2.75% depending on the Company's consolidated leverage ratio. This line substantially increases our available working capital.
On June 26, 2013, we acquired Joliet Distribution Center, a 442,000 square foot industrial property located in Joliet, IL for approximately $21,000, using cash on hand. The property is 100% leased to two tenants with a weighted average remaining lease term of approximately six years.
On June 28, 2013, we acquired Suwanee Distribution Center, a 559,000 square foot industrial property located in suburban Atlanta, GA for approximately $38,000, using a $7,000 draw on our revolving line of credit and cash on hand. The property is 100% leased to Mitsubishi Electric & Electronics USA with a remaining lease term of 10 years.
On July 1, 2013, we retired the $10,650 mortgage note payable on 36 Research Park Drive. We negotiated a discounted payoff for the mortgage note in the amount of $9,500, using a $7,000 draw on our revolving line of credit and cash on hand. The loan had a 5.60% interest rate and its repayment saves in excess of $575 in annual interest expense. This loan repayment was in keeping with our objective to further decrease our leverage.

On September 3, 2013, we retired Pool 1 of the Dignity Health Office Portfolio mortgage notes payable in advance of the November 1, 2013 maturity date. The notes had an interest rate of 5.75%. The outstanding balance of the mortgage notes payable, including accrued interest, was approximately $13,712, which was funded in part from a draw on our revolving line of credit.
On September 12, 2013, we entered into a $19,100 mortgage note payable secured by Suwanee Distribution Center. The note matures on October 10, 2020 and has a fixed interest rate equal to 3.66%.
On September 17, 2013, we acquired a 90% interest in Grand Lakes Marketplace, a 131,000 square foot retail property located in Katy, TX for approximately $42,975. This acquisition was financed with a $23,900 mortgage note payable. The mortgage note payable has a ten-year term, at a fixed interest rate of 4.20%, interest-only.
On October 24, 2013, we sold the Dignity Health Disposition Portfolio for $111,260. In conjunction with the sale, we retired the three remaining mortgage loan pools associated with the properties for approximately $60,950 including accrued interested.
On October 29, 2013, we sold our 46.5% membership interest in Legacy Village to our joint venture partners for $27,350.
On December 10, 2013, we sold Canyon Plaza for $33,750 including the transfer of the mortgage note payable of $28,559 to the purchaser.
On December 11, 2013, we entered into a loan modification agreement with the existing lender on five of our student housing properties, reducing the outstanding balance on the notes by $19,836. The modification extended the maturity date from 2014 to 2018, reduced the average interest rate from a fixed rate of 5.57% to a floating rate of LIBOR plus 2.44% (2.61% at December 31, 2013) and resulted in the five properties no longer being cross-collateralized. The modification is expected to save us approximately $3,800 in interest expense in 2014.
On December 18, 2013, we acquired South Seattle Distribution Center, a three building, 323,000 square foot industrial portfolio located in Seattle, WA for approximately $38,700, using cash on hand. The portfolio is 100% leased to three tenants with a weighted average remaining lease term of approximately eight years.
Subsequent Events
On January 17, 2014, we acquired Oak Grove Plaza, a retail property located in Sachse, TX, for approximately $22,500. The acquisition was financed with a $10,550, ten-year fixed rate mortgage loan, at 4.17%, interest only and cash on hand.
On January 22, 2014, we acquired Grand Prairie Distribution Center, a 277,000 square foot industrial building located in Grand Prairie, TX for approximately $17,200, using cash on hand. The property is 100% leased to a single tenant for ten years.
On January 28, 2014, we acquired South Beach Garage, a 340 stall, multi-level parking facility located on South Beach in Miami, FL for approximately $22,050, using cash on hand and a $13,000 draw on our line of credit.

Results of Operations
General
Our revenues are primarily received from tenants in the form of fixed minimum base rents and recoveries of operating expenses. Our expenses primarily relate to the costs of operating and financing the properties. Our share of the net income or net loss from Unconsolidated Properties is included in the equity in loss of unconsolidated affiliates. We believe the following analysis of reportable segments provides important information about the operating results of our real estate investments, such as trends in total revenues or operating expenses that may not be as apparent in a period-over-period comparison of the entire Company. We group our investments in real estate assets from continuing operations into four reportable operating segments based on the type of property, which are apartment, industrial, office and retail. Operations from corporate level items and real estates assets held for sale are excluded from reportable segments.
Revenues and operating expenses related to Georgia Door Sales Distribution Center, Metropolitan Park North, Marketplace at Northglenn, Canyon Plaza and the Dignity Health Disposition Portfolio are shown as discontinued operations for the years ended December 31, 2013 and 2012. Properties acquired during any of the periods presented are presented within the recent acquisitions line until the property has been owned for all periods presented. The properties currently presented within the recent acquisitions line include 111 Sutter Street, Joliet Distribution Center, Suwanee Distribution Center, Grand

Lakes Marketplace and South Seattle Distribution Center. Properties owned for the years ended December 31, 2013 and 2012 are referred to as our comparable properties.
Results of Operations for the years ended December 31, 2013 and 2012:
Revenues
The following chart sets forth revenues from continuing operations, by reportable segment, for the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013	Year Ended December 31, 2012	$ Change	% Change
Revenues:
Minimum rents
Apartments	$31,354	$31,023	$331	1.1%
Industrial	4,132	4,140	(8)	(0.2)%
Office	12,103	7,547	4,556	60.4%
Retail	6,019	5,980	39	0.7%
Comparable properties total	$53,608	$48,690	$4,918	10.1%
Recent acquisitions	14,147	966	13,181	1,364.5%
Total	$67,755	$49,656	18,099	36.4%

Tenant recoveries and other rental income
Apartments	$1,786	$1,762	$24	1.4%
Industrial	610	662	(52)	(7.9)%
Office	2,887	2,950	(63)	(2.1)%
Retail	2,065	2,019	46	2.3%
Comparable properties total	$7,348	$7,393	$(45)	(0.6)%
Recent acquisitions	1,413	59	1,354	2,294.9%
Total	$8,761	$7,452	$1,309	17.6%
Total revenues	$76,516	$57,108	$19,408	34.0%

Minimum rents at comparable properties increased by $4,918 between the year ended December 31, 2013 and the same period in 2012. The increase is primarily due to increased rents of $4,270 at Monument IV at Worldgate related to the commencement of the Amazon Corporate LLC and Fannie Mae leases.
Tenant recoveries relate mainly to real estate taxes and certain property operating expenses that are paid by us and are recoverable under the various tenants’ leases. Tenant recoveries and other rental income at our comparable properties were in line with 2012, decreasing by $45 for the year ended December 31, 2013.

Operating Expenses
The following chart sets forth real estate taxes, property operating expenses and provisions for (recovery of) doubtful accounts from continuing operations, by reportable segment, for the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013	Year Ended December 31, 2012	$ Change	% Change
Operating expenses:
Real estate taxes
Apartments	$3,308	$2,970	$338	11.4%
Industrial	547	595	(48)	(8.1)%
Office	2,007	1,938	69	3.6%
Retail	868	976	(108)	(11.1)%
Comparable properties total	$6,730	$6,479	$251	3.9%
Recent acquisitions	1,373	81	1,292	1,595.1%
Total	$8,103	$6,560	$1,543	23.5%

Property operating expenses:
Apartments	13,941	$13,658	$283	2.1%
Industrial	143	122	21	17.2%
Office	3,331	2,977	354	11.9%
Retail	1,267	1,341	(74)	(5.5)%
Comparable properties total	$18,682	$18,098	$584	3.2%
Recent acquisitions	3,326	259	3,067	1,184.2%
Total	$22,008	$18,357	$3,651	19.9%

Net provision for (recovery of) doubtful accounts
Apartments	$293	$169	$124	73.4%
Office	(4)	(13)	9	(69.2)%
Retail	36	(9)	45	(500.0)%
Total	$325	$147	$178	121.1%
Total operating expenses	$30,436	$25,064	$5,372	21.4%

Real estate taxes at comparable properties increased by $251 for the year ended December 31, 2013 as compared to the same period in 2012 primarily due to an increase of $338 at our apartment properties due to reassessments in the year ended December 31, 2013. These increases were partially offset by a decrease of $107 at The District at Howell Mill due to a lower reassessment that occurred during the year ended December 31, 2013.

Property operating expenses consist of the costs of ownership and operation of the real estate investments, many of which are recoverable under net leases. Examples of property operating expenses include insurance, utilities and repair and maintenance expenses. Property operating expenses at comparable properties increased $584 for the year ended December 31, 2013 as compared to the same period of 2012 . The increase is primarily related to higher operating expenses of $488 at Monument IV at Worldgate due to the commencement of the Amazon Corporate LLC and Fannie Mae leases, and higher Turn costs and utilities at our apartment properties totaling $283 for the year ended December 31, 2013. These increases were partially offset by decreases of $110 and $71 at Railway Street Corporate Centre and The District at Howell Mill due to lower utility and repair and maintenance expenses for the year ended December 31, 2013 as compared to the same period in 2012.
Net provision for (recovery of) doubtful accounts relates to receivables deemed potentially uncollectible due to the age of the receivable or the status of the tenant. Provision for doubtful accounts increased by $178 for the year ended December 31, 2013 as compared to the year ended December 31, 2012, primarily related to a $124 increase in bad debts during the Turn at our apartment properties. Additionally, there was an increase of $32 at the District at Howell Mill related to the collection of previously reserved accounts that occurred during the year ended December 31, 2012.

The following chart sets forth expenses not directly related to the operations of the reportable segments for the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013	Year Ended December 31, 2012	$ Change	% Change

Advisor fees	$4,668	$2,739	$1,929	70.4%
Company level expenses	1,917	2,275	(358)	(15.7)%
General and administrative	1,247	893	354	39.6%
Provision for impairment of real estate	38,356	—	38,356	(100.0)%
Depreciation and amortization	22,288	14,452	7,836	54.2%
Interest expense	19,913	20,971	(1,058)	(5.0)%
Debt modification expense	926	—	926	(100.0)%
(Gain) loss on extinguishment of debt	(1,109)	86	(1,195)	(1,389.5)%
Equity in (income) loss of unconsolidated affiliates	(32)	176	(208)	(118.2)%
Gain on consolidation of real estate affiliate	—	(34,852)	34,852	(100.0)%
Loss from discontinued operations	10,903	2,545	8,358	328.4%
(Gain) loss on sale of discontinued operations	(15,266)	117	(15,383)	(13,147.9)%
Gain on transfer of property and extinguishment of debt	—	(14,693)	14,693	(100.0)%
Gain on sale of unconsolidated affiliates	(7,290)	—	(7,290)	100.0%
Total expenses	$76,521	$(5,291)	$81,812	(1,546.2)%

Advisor fees relate to the fixed and variable management and advisory fees earned by the Advisor prior to October 1, 2012 and fixed advisor fees earned by the Advisor for the period from October 1, 2012 to December 31, 2013. Fixed fees increase or decrease based on changes in the NAV which will be primarily impacted by changes in the value of our properties and capital raised. Variable fees earned through September 30, 2012 were calculated as a formula of cash flow generated from owning and operating the real estate investments and fluctuated as cash flows fluctuated. The increase in advisor fees of $1,929 for the year ended December 31, 2013 as compared to the same period of 2012 is primarily related to the increase in NAV over the prior year.

Our Company level expenses relate mainly to our compliance and administration related costs. Company level expenses decreased $358 for the year ended December 31, 2013 as compared to the same period in 2012 primarily due to a decrease in investor service fees and corporate legal fees.
General and administrative expenses relate mainly to property expenses unrelated to the operations of the property. General and administrative expenses increased $354 for the year ended December 31, 2013 as compared to the same period in 2012. The increase is primarily related to an increase in acquisition expenses of $585 during the year ended December 31, 2013.
The provision for impairment of real estate relates to real estate investments whose estimated future undiscounted cash flows have decreased below the carrying value. A provision for impairment of real estate is recorded to write the property down from its carrying value to its fair value. As outlined in our 2014 Key Initiatives, we intend to increase our investments in the industrial and retail property sectors (along with other property types), repay or refinance loans and evaluate dispositions of properties that may allow us to redeploy capital in manner better aligned with our current investment objectives and strategy.  Three suburban office properties within our portfolio, 4 Research Park Drive, in suburban St. Louis and 14600 and 14624 Sherman Way, the remaining two properties from our Dignity Health Office Portfolio, no longer fit within our long-term investment strategy.  The December refinancing of our student housing properties enabled us to review our hold/sell outlook on these properties on an individual basis.  Cabana Beach Gainesville was determined to be no longer in keeping with our core strategy.  Stirling Slidell Shopping Centre’s loan matures in April 2014 and is a likely disposition candidate given our strategy to move more towards grocery-anchored retail properties.  As such, we reduced our expected holding period for these real estate investments, which resulted in impairment charges. Provision for impairment of real estate increased by $38,356 for the year ended December 31, 2013 as compared to the same period in 2012 due to impairment charges of $23,466 at Cabana Beach Gainesville, $7,270 at Stirling Slidell Shopping Center, $3,006 at 14624 Sherman Way, $1,726 at 14600 Sherman Way and

$2,888 at 4 Research Park Drive. The impairment charges had no impact to NAV as we had previously written the properties down to fair value.
Depreciation and amortization expense is impacted by the values assigned to buildings, personal property and in-place lease assets as part of the initial purchase price allocation. The increase of $7,836 in depreciation and amortization expense for the year ended December 31, 2013 as compared to the year ended December 31, 2012 is primarily related to an increase of $5,823 at 111 Sutter Street as a result of the consolidation of the property on December 4, 2012. The increase is also related to $1,345 of depreciation and amortization expense related to our recent acquisitions of Suwanee Distribution Center, Joliet Distribution Center and Grand Lakes Marketplace.

Interest expense decreased by $1,058 for the year ended December 31, 2013 as compared to the year ended December 31, 2012. The decrease in interest expense is due to the debt retirements at 14624 Sherman Way, 14600 Sherman Way, 36 Research Park Drive, Monument IV at Worldgate, Norfleet Distribution Center and Kendall Distribution Center. These decreases were partially offset by an increase at 111 Sutter Street due to the debt assumed at the property upon consolidation on December 4, 2012 and the addition of new mortgage notes on Suwanee Distribution Center and Grand Lakes Marketplace in the year ended December 31, 2013 as compared to the same period in 2012.
Debt modification expenses in 2013 are due to expenses incurred for mortgage note modifications at Cabana Beach Gainesville, Cabana Beach San Marcos, Campus Lodge of Athens, Campus Lodge Columbia, The Edge at Lafayette and 111 Sutter Street.
(Gain) loss on extinguishment of debt increased by $1,195 in the year ended December 31, 2013 as compared to the year ended December 31, 2012 primarily related to a gain realized on the discounted payoff of the 36 Research Park Drive mortgage note at maturity.

Equity in (income) loss of unconsolidated affiliates represents our share of net income or loss from investments in unconsolidated properties. The income increased by $208 for the year ended December 31, 2013 as compared to the same period of 2012, primarily related to 111 Sutter Street being consolidated as of December 4, 2012.
Gain on consolidation of real estate affiliate relates to the write up to fair value upon consolidation of a property previously classified as unconsolidated. On December 4, 2012, we acquired the remaining 20% interest in 111 Sutter Street and consolidated the property.
Loss from discontinued operations increased $8,358 for the year ended December 31, 2013 as compared to the same period in 2012, primarily due to the impairment on Canyon Plaza during 2013 and the sale of the Dignity Health Disposition Portfolio on October 24, 2013.

Gain (loss) on sale of discontinued operations for the year ended December 31, 2013 is related to the sale of the Dignity Health Disposition Portfolio on October 24, 2013 and Canyon Plaza on December 10, 2013. The loss on sale of discontinued operations for the year ended December 31, 2012 relates to the sale of Georgia Door Sales Distribution Center that occurred on April 20, 2012.
Gain on transfer of property and extinguishment of debt is related to the transfer of ownership of Metropolitan Park North on March 23, 2012 and the transfer of ownership of Marketplace at Northglenn on July 11, 2012.
Gain on sale of unconsolidated affiliate for the year ended December 31, 2013 is related to the sale of our 46.5% interest in Legacy Village to our joint venture partners on October 29, 2013.
Results of Operations for the years ended December 31, 2012 and 2011:
Revenues and expenses related to the Dignity Health Disposition Portfolio, Canyon Plaza, Georgia Door Sales Distribution Center, Metropolitan Park North, and Marketplace at Northglenn are shown as discontinued operations in all periods presented. 111 Sutter Street is included in the recent acquisition line as it was consolidated on December 4, 2012.

Revenues
The following chart sets forth revenues from continuing operations, by reportable segment, for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012	Year Ended December 31, 2011	$ Change	% Change
Revenues:
Minimum rents
Apartments	$31,023	$29,886	$1,137	3.8%
Industrial	4,140	4,131	9	0.2%
Office	7,547	12,595	(5,048)	(40.1)%
Retail	5,980	6,833	(853)	(12.5)%
Comparable properties total	$48,690	$53,445	$(4,755)	(8.9)%
Recent acquisitions	966	$—	966	(100.0)%
Total	$49,656	$53,445	(3,789)	(7.1)%

Tenant recoveries and other rental income
Apartments	$1,762	$1,683	$79	4.7%
Industrial	662	829	(167)	(20.1)%
Office	2,950	3,527	(577)	(16.4)%
Retail	2,019	2,014	5	0.2%
Comparable properties total	$7,393	$8,053	$(660)	(8.2)%
Recent acquisitions	59	—	59	(100.0)%
Total	$7,452	$8,053	(601)	(7.5)%
Total revenues	$57,108	$61,498	$(4,390)	(7.1)%

Minimum rents decreased by $4,755 for the year ended December 31, 2012 as compared to the same period in 2011. The decrease is primarily due to a decrease of $4,594 at Monument IV at Worldgate related to lower occupancy during 2012 and to a $769 payment received at The District at Howell Mill for the successful settlement of a tenant lawsuit over disputed rent charges which occurred during the year ended December 31, 2011. The decreases were partially offset by an increase of $1,137 at our apartments related to higher rental rates for the year ended December 31, 2012 as compared to the same period in 2011.
Tenant recoveries relate mainly to real estate taxes and certain property operating expenses that are paid by us and are recoverable under the various tenants’ leases. Tenant recoveries and other rental income decreased by $660 for the year ended December 31, 2012 as compared to the same period in 2011. The decrease is primarily related to decreased recovery revenue at Monument IV at Worldgate and Railway Street Corporate Centre due to lower occupancy. The decrease is also related to lower real estate tax recoveries of $177 at Norfleet Distribution Center due to a successful tax appeal in 2012.

Operating Expenses
The following chart sets forth real estate taxes, property operating expenses and provisions for (recovery of) doubtful accounts from continuing operations, by reportable segment, for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012	Year Ended December 31, 2011	$ Change	% Change
Operating expenses:
Real estate taxes
Apartments	$2,970	$3,040	$(70)	(2.3)%
Industrial	595	760	(165)	(21.7)%
Office	1,938	1,842	96	5.2%
Retail	976	1,074	(98)	(9.1)%
Comparable properties total	$6,479	$6,716	$(237)	(3.5)%
Recent acquisitions	81	—	81	(100.0)%
Total	$6,560	$6,716	$(156)	(2.3)%

Property operating expenses:
Apartments	$13,658	$13,111	$547	4.2%
Industrial	122	134	(12)	(9.0)%
Office	2,977	2,072	905	43.7%
Retail	1,341	1,166	175	15.0%
Comparable properties total	$18,098	$16,483	$1,615	9.8%
Recent acquisitions	259	—	259	(100.0)%
Total	$18,357	$16,483	$1,874	11.4%

Provision for (recovery of) doubtful accounts
Apartments	$169	$203	$(34)	(16.7)%
Office	(13)	13	(26)	(200.0)%
Retail	(9)	33	(42)	(127.3)%
Total	$147	$249	$(102)	(41.0)%
Total operating expenses	$25,064	$23,448	$1,616	6.9%

 Real estate tax expense decreased by $237 for the year ended December 31, 2012 compared to the same period of 2011, primarily related to decreases at Norfleet Distribution Center and Cabana Beach Gainesville due to successful tax appeals.
Property operating expenses consist of the costs of ownership and operation of the real estate investments, many of which are recoverable under net leases. Examples of property operating expenses include insurance, utilities, and repair and maintenance expenses. Property operating expenses increased by $1,615 for the year ended December 31, 2012 as compared to the same period in 2011. The increase is primarily related to the decrease in occupancy at Monument IV at Worldgate, causing us to incur expenses for the vacant space of $789. Additionally, we incurred increased Turn costs and water usage expense totaling approximately $548 at our apartment properties during the year end December 31, 2012 compared to the same period of 2011.
Provision for (recovery of) doubtful accounts relates to receivables deemed potentially uncollectible due to the age of the receivable or the status of the tenant. Provision for doubtful accounts decreased by $102 for the year ended December 31, 2012 as compared to the year ended December 31, 2011 due to collections of previously reserved accounts of $60 at our apartment properties and $47 at the District at Howell Mill.

The following chart sets forth expenses not directly related to the operations of the reportable segments for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012	Year Ended December 31, 2011	$ Change	% Change

Advisor fees	$2,739	$2,806	$(67)	(2.4)%
Company level expenses	2,275	2,091	184	8.8%
General and administrative	893	290	603	207.9%
Depreciation and amortization	14,452	15,015	(563)	(3.7)%
Interest expense	20,971	21,074	(103)	(0.5)%
Loss on extinguishment of debt	86	—	86	(100.0)%
Equity in loss of unconsolidated affiliates	176	1,493	(1,317)	(88.2)%
Gain on consolidation of real estate affiliate	(34,852)	—	(34,852)	100.0%
Loss from discontinued operations	2,545	14,919	(12,374)	(82.9)%
Loss on sale of discontinued operations	117	—	117	(100.0)%
Gain on transfer of property and extinguishment of debt	(14,693)	—	(14,693)	100.0%
Total expenses	$(5,291)	$57,688	$(62,979)	(109.2)%

 Advisor fees relate to the fixed and variable management and advisory fees earned by the Former Manager and the Advisor prior to October 1, 2012 and fixed advisor fees earned by the Advisor for the period from October 1, 2012 to December 31, 2012. Fixed fees increase or decrease based on changes in the NAV which will be primarily impacted by changes in the value of our properties and capital raised. Variable fees earned through September 30, 2012 were calculated as a formula of cash flow generated from owning and operating the real estate investments and fluctuated as cash flows fluctuated. The decrease in advisor fees of $67 for the year ended December 31, 2012 as compared to the year ended December 31, 2011 is primarily related to lower cash flow generated by the portfolio as a result of discontinued operations and decreased occupancy at Monument IV at Worldgate. The decrease was partially offset by increased fixed fees related to capital raised during 2012.
Company level expenses relate mainly to our compliance and administration costs. Company level expenses increased by $184 for the year ended December 31, 2012 as compared to the year ended December 31, 2011 primarily due to an increase in corporate legal fees, director and officer insurance and printing costs.
General and administrative expenses relate mainly to property expenses unrelated to property operations. General and administrative expenses increased by $603 for the year ended December 31, 2012 as compared to the year ended December 31, 2011. The increase is primarily due to higher legal fees of $237 related to the loan defaults at Marketplace at Northglenn and Metropolitan Park North. Further contributing to the increase, the year ended December 31, 2011 included a $100 refund of bank account fees.
Depreciation and amortization expense is impacted by the values assigned to buildings, personal property and in-place lease assets as part of the initial purchase price allocation. The decrease of $563 in depreciation and amortization expense for the year ended December 31, 2012 as compared to the year ended December 31, 2011 is primarily related to personal property and intangible assets becoming fully amortized during 2012.
Interest expense decreased by $103 for the year ended December 31, 2012 as compared to the year ended December 31, 2011 primarily due to the loan payoff at Kendall Distribution Center, which occurred on July 2, 2012.
Loss on extinguishment of debt relates to the write-off of unamortized financing fees on mortgage loans and other debt payable that are extinguished prior to their maturity date. The loss on extinguishment of debt in 2012 is due to the write-off of unamortized financing fees related to the debt payoff at Norfleet Distribution Center that occurred on December 27, 2012.
Equity in loss of unconsolidated affiliates represents our share of net income or loss from investments in unconsolidated properties. The loss decreased by $1,317 for the year ended December 31, 2012 when compared to the same period of 2011 primarily related to lower expenses at Legacy Village and higher minimum rents for newly signed leases at 111 Sutter Street. The decreased loss is also related to 111 Sutter Street being an unconsolidated affiliate for the entire year during 2011 and less than the full year during 2012.

Gain on consolidation of real estate affiliate relates to the write up to fair value upon consolidation of a property previously classified as unconsolidated. On December 4, 2012, we acquired the remaining 20% interest in 111 Sutter Street and consolidated the property.
Loss from discontinued operations decreased $12,374 for the year ended December 31, 2012 as compared to the same period in 2011, primarily due to the impairment of Marketplace at Northglenn during 2011. Additionally, we owned Georgia Door Sales Distribution Center, Metropolitan Park North and the Marketplace at Northglenn for the entire year in 2011 compared to only part of 2012.

Loss on sale of discontinued operations for the year ended December 31, 2013 is related to the sale of Georgia Door Sales Distribution Center that occurred on April 20, 2012.
Gain on transfer of property and extinguishment of debt is related to the transfer of ownership of Metropolitan Park North on March 23, 2012 and the transfer of ownership of Marketplace at Northglenn on July 11, 2012.

Liquidity and Capital Resources
Our primary uses and sources of cash are as follows:

Uses	Sources

Short-term liquidity and capital needs such as:

•      Interest payments on debt

•      Distributions to stockholders

•      Fees payable to the Advisor

•      Minor improvements made to individual properties that are not recoverable through expense recoveries or common area maintenance charges to tenants

•      General and administrative costs

•      Costs associated with our continuous public offering

•      Other Company level expenses

•      Lender escrow accounts for real estate taxes, insurance, and capital expenditures

•      Fees payable to our Dealer Manager

•      Operating cash flow, including the receipt of distributions of our share of cash flow produced by our unconsolidated real estate affiliates

•      Proceeds from secured loans collateralized by individual properties

•      Proceeds from our revolving line of credit

•      Sales of our shares

•      Sales of real estate investments

•      Draws from lender escrow accounts

Longer-term liquidity and capital needs such as:

•      Acquisitions of new real estate investments

•      Expansion of existing properties

•      Tenant improvements and leasing commissions

•      Debt repayment requirements, including both principal and interest

•      Repurchases of our shares pursuant to our Share Repurchase Plan

The sources and uses of cash for the years ended December 31, 2013 and 2012 were as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	$ Change
Net cash provided by operating activities	$18,272	$13,804	$4,468
Net cash provided by (used in) investing activities	8,687	(16,958)	25,645
Net cash (used in) provided by financing activities	(28,743)	12,095	(40,838)

Cash provided by operating activities increased by $4,468 for the year ending December 31, 2013, as compared to the same period in 2012. An increase of $7,812 in cash from operating activities is primarily related to the consolidation of 111 Sutter Street on December 4, 2012, leasing of Monument IV at Worldgate and acquisitions of new properties. Also impacting our cash provided by operating activities are changes in our working capital, which include tenant accounts receivable, prepaid expenses and other assets, Advisor fee payable, and accounts payable and other accrued expenses. These changes in our working capital caused a decrease to cash provided by operating activities of $3,344 between the year ended December 31, 2013 and the same period in 2012, primarily related to organization and offering expenses that were reimbursed to LaSalle.

Cash provided by (used in) investing activities increased by $25,645 for the year ending December 31, 2013, as compared to the same period in 2012. The increase was primarily related to an increase in cash provided by dispositions totaling $166,967 being partially offset by an increase in cash used for acquisitions totaling $133,028. The increase in capital improvements and leasing commissions of $9,525 is primarily related to improvements made at Monument IV at Worldgate as a result of leasing the property to Amazon Corporation LLC and Fannie Mae.
Cash (used in) provided by financing activities decreased by $40,838 for the period ended December 31, 2013 over the same period in 2012. The decrease is primarily related to an increase of $89,392 of net principal payments on mortgage loans and other debt payable related to the retirement of various mortgage notes and other debt payable in excess of proceeds received from new mortgage notes and other debt payable. Partially offsetting the decrease is an increase in the issuance of common stock of $31,021 for the year ended December 31, 2013.
Financing
We have relied primarily on fixed-rate financing, locking in what were favorable spreads between real estate income yields and mortgage interest rates and have tried to maintain a balanced schedule of debt maturities. We have also secured variable-rate financing when interest rates were favorable and capped some of our risk exposure to unfavorable interest rate movements through the purchase of interest rate caps. The following consolidated debt table provides information on the outstanding principal balances and the weighted average interest rate at December 31, 2013 and 2012 for such debt. The unconsolidated debt table provides information on our pro rata share of debt associated with our unconsolidated joint ventures.
Consolidated Debt

	December 31, 2013		December 31, 2012
	Principal Balance	Weighted Average Interest Rate	Principal Balance	Weighted Average Interest Rate
Fixed	$255,985	5.05%	$479,206	5.59%
Variable	100,680	2.64%	12,000	4.75%
Total	$356,665	4.37%	$491,206	5.57%
Unconsolidated Debt

	December 31, 2012
	Pro-rata share of Principal Balance	Weighted Average Interest Rate
Fixed	$39,724	5.63%
Variable	—	—%
Total	$39,724	5.63%
Covenants
At December 31, 2013, we were in compliance with all debt covenants.
Other Sources
On October 1, 2012, the SEC declared effective our registration statement on Form S-11 (File No. 333-177963) with respect to our continuous public Offering of up to $3,000,000 in any combination of Class A and Class M shares of common stock, consisting of up to $2,700,000 of shares in our primary Offering and up to $300,000 of shares pursuant to our distribution reinvestment plan. We intend to offer shares of our common stock on a continuous basis for an indefinite period of time by filing a new registration statement before the end of each offering, subject to regulatory approval. We intend to use the net proceeds from the Offering, which are not used to pay the fees and other expenses attributable to our operations, to (1) grow and further diversify our portfolio by making investments in accordance with our investment strategy and policies, (2) reduce borrowings and repay indebtedness incurred under various financing instruments and (3) fund repurchases under our share repurchase plan.

Contractual Cash Obligations and Commitments
The following table aggregates our contractual obligations and commitments with payments due subsequent to December 31, 2013. The table does not include commitments with respect to the purchase of services from our Advisor, as future payments due on such commitments cannot be determined.

Obligations	Total	Payments due by period
		Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years
Long-term debt (1)	$447,300	$29,145	$69,360	$194,137	$154,658
Loan escrows	3,415	726	1,444	1,245	—
Tenant obligations	2,855	2,855	—	—	—
Other	3,815	2,495	1,320	—	—
Total	$457,385	$35,221	$72,124	$195,382	$154,658

(1)
Includes interest expense calculated using the effective interest rates of the underlying borrowings for all fixed-rate debt at December 31, 2013, which was 5.05%. Since the interest rates on certain loans are based on a spread over LIBOR, the rates will periodically change; therefore, interest expense for all variable-rate debt was calculated using the effective interest rates of the underlying borrowings at December 31, 2013, which was 2.64%.

We have approximately $12,171 of mortgage notes payable coming due during 2014. We expect to either sell Stirling Slidell Shopping Centre prior to the maturity of the mortgage note or payoff the loan using cash on hand. We anticipate we will have sufficient capital from the proceeds of the Offering to accomplish this payoff, if necessary.
We intend to actively monitor and manage our available liquidity to ensure the long-term viability of the Company.
Commitments
As part of the lease with our single tenant at Norfleet Distribution Center, we provided the tenant a right to expand the current building by up to 286,000 square feet of space. If the tenant exercises this right, we will be obligated to construct this expansion space. The tenant has the right to provide notice to us of its desire to expand at any time prior to February 28, 2016 (the end of the ninth year of the lease), or if the lease is extended, until any time prior to the end of the fourth year of any extension. As of December 31, 2013, we had not received an expansion notice from the tenant.
Off Balance Sheet Arrangements
Letters of credit are issued in most cases as additional collateral for mortgage debt on properties we own. At December 31, 2013 and 2012, we had approximately $150 in outstanding letters of credit, none of which are reflected as liabilities on our balance sheet. We have no other off balance sheet arrangements.
Distributions to Stockholders
To remain qualified as a REIT for federal income tax purposes, we must distribute or pay tax on 100% of our capital gains and distribute at least 90% of ordinary taxable income to stockholders.
The following factors, among others, will affect operating cash flow and, accordingly, influence the decisions of our board of directors regarding distributions:

•	scheduled increases in base rents of existing leases;

•	changes in minimum base rents and/or overage rents attributable to replacement of existing leases with new or renewal leases;

•	changes in occupancy rates at existing properties and procurement of leases for newly acquired or developed properties;

•	necessary capital improvement expenditures or debt repayments at existing properties; and

•	our share of distributions of operating cash flow generated by the unconsolidated real estate affiliates, less management costs and debt service on additional loans that have been or will be incurred.

We anticipate that operating cash flow, cash on hand, proceeds from dispositions of real estate investments, or refinancings will provide adequate liquidity to conduct our operations, fund general and administrative expenses, fund operating costs and interest payments and allow distributions to our stockholders in accordance with the REIT qualification requirements of the Internal Revenue Code of 1986, as amended.

Item 7A.	Quantitative and Qualitative Disclosures About Market Risk.
We are subject to market risk associated with changes in interest rates in terms of the price of new fixed-rate debt for refinancing of existing debt. We manage our interest rate risk exposure by obtaining fixed-rate loans where possible. As of December 31, 2013, we had consolidated debt of $356,665, which included $100,680 of variable-rate debt. Including the $1,141 net premium on the assumption of debt, we have consolidated debt of $357,806 at December 31, 2013. We also entered into interest rate cap agreements on $88,680 of the variable rate debt which cap the LIBOR rate at between 1.0% and 3.5% over the next three years. A 25 basis point movement in the interest rate on the $100,680 of variable-rate debt would have resulted in an approximately $252 annualized increase or decrease in consolidated interest expense and cash flow from operating activities.
As of December 31, 2012, we had consolidated debt of $491,206, which included $12,000 of variable-rate debt. Including the $1,779 net premium on the assumption of debt, we have consolidated debt of $492,985 at December 31, 2012.

We are subject to interest rate risk with respect to our fixed-rate financing in that changes in interest rates will impact the fair value of our fixed-rate financing. To determine fair market value, the fixed-rate debt is discounted at a rate based on an estimate of current lending rates, assuming the debt is outstanding through maturity and considering the collateral. At December 31, 2013, the fair value of our mortgage notes payable was estimated to be approximately $331 higher than the carrying value of $255,985. If treasury rates were 25 basis points higher at December 31, 2013, the fair value of our mortgage notes payable would have been approximately $4,001 higher than the carrying value.
At December 31, 2012, the fair value of our mortgage notes payable was estimated to be approximately $17,136 higher than the carrying value of $491,206. If treasury rates were 25 basis points higher at December 31, 2012, the fair value of our mortgage notes payable would have been approximately $13,755 higher than the carrying value.
In August 2007, we purchased Railway Street Corporate Centre located in Calgary, Canada. For this investment, we use the Canadian dollar as the functional currency. When preparing consolidated financial statements, assets and liabilities of foreign entities are translated at the exchange rates at the balance sheet date, while income and expense items are translated at weighted average rates for the period. Foreign currency translation adjustments are recorded in accumulated other comprehensive (loss) income on the Consolidated Balance Sheet and foreign currency translation adjustment on the Consolidated Statement of Operations and Comprehensive Income (Loss).
As a result of our Canadian investment, we are subject to market risk associated with changes in foreign currency exchange rates. These risks include the translation of local currency balances of our Canadian investment and transactions denominated in Canadian dollars. Our objective is to control our exposure to these risks through our normal operating activities. For the year ended December 31, 2013, we recognized a foreign currency translation loss of $637 and for the year ended December 31, 2012, we recognized a foreign currency translation gain of $220. At December 31, 2013, a 10% unfavorable exchange rate movement would have caused our $637 foreign currency translation loss to be increased by $851 resulting in a foreign currency translation loss of approximately $1,488.

Item 8.	Financial Statements and Supplementary Data.
See “Index to Financial Statements” on page F-1 of this Form 10-K.

Item 9.	Changes in and Disagreements With Accountants on Accounting and Financial Disclosure.
None.

Item 9A.	Controls and Procedures.
Evaluation of Disclosure Controls and Procedures
Under the supervision and with the participation of our management, including the chief executive officer and chief financial officer, we conducted an evaluation of the effectiveness of the design and operation of our disclosure controls and procedures (as defined in Rules 13a-15(e) and 15d-15(e) under the Exchange Act), as of the end of the period covered by this report. Based on management’s evaluation as of December 31, 2013, our chief executive officer and chief financial officer concluded that our disclosure controls and procedures were effective to provide reasonable assurance that the information required to be disclosed by us in our reports that we file or submit under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and such information is accumulated and communicated to management, including our chief executive officer and chief financial officer, as appropriate to allow timely decisions regarding required disclosure.
Changes in Internal Control Over Financial Reporting
There were no changes to our internal control over financial reporting during the quarter ended December 31, 2013 that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting.
This annual report does not include an attestation report of the Company’s independent registered public accounting firm regarding internal control over financial reporting. Management’s report, which appears on page F-2 and is incorporated herein by reference, was not subject to attestation by the Company’s independent registered public accounting firm pursuant to permanent deferral of the Securities and Exchange Commission that permits the Company to provide only management’s report in this annual report.

Item 9B.	Other Information.
None.

PART III
In accordance with the rules of the SEC, certain information required by Part III is omitted and incorporated by reference into this Form 10-K from our definitive proxy statement (our "2014 Proxy Statement") relating to our 2014 annual meeting of stockholders (our “2014 Annual Meeting”) that we intend to file with the SEC no later than April 3, 2014.

On March 4, 2014, our board of directors determined to hold the 2014 Annual Meeting on May 6, 2014.

Item 10.	Directors, Executive Officers and Corporate Governance.
The information required by this Item is incorporated by reference to our 2014 Proxy Statement.

Item 11.	Executive Compensation.
The information required by this Item is incorporated by reference to our 2014 Proxy Statement.

Item 12.	Security Ownership of Certain Beneficial Owners and Management and Related Stockholders Matters.
The information required by this Item is incorporated by reference to our 2014 Proxy Statement.

Item 13.	Certain Relationships and Related Transactions, and Director Independence.
The information required by this Item is incorporated by reference to our 2014 Proxy Statement.

Item 14.	Principal Accounting Fees and Services.
The information required by this Item is incorporated by reference to our 2014 Proxy Statement.
PART IV

Item 15.	Exhibits, Financial Statement Schedules.

(1)	Financial Statements: See “Index to Financial Statements” at page F-1 below.

(2)	Financial Statement Schedule: See “Schedule III—Real Estate and Accumulated Depreciation as of December 31, 2013” at page F-31 below.

(3)	The Index of Exhibits below is incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant, Jones Lang LaSalle Income Property Trust, Inc., has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JONES LANG LASALLE INCOME PROPERTY TRUST, INC.

		By:	/S/ C. ALLAN SWARINGEN
Date:	March 6, 2014		C. Allan Swaringen President, Chief Executive Officer

POWER OF ATTORNEY
Each individual whose signature appears below constitutes and appoints C. Allan Swaringen, his or her true and lawful attorney-in-fact and agent with full power of substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments to this report on Form 10-K, and to file the same, with all exhibits thereto and all documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or his substitute, may lawfully do or cause to be done or by virtue hereof.
Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature	Title	Date

/S/ LYNN C. THURBER	Chairman of the Board of Directors, Director	March 6, 2014

/S/ C. ALLAN SWARINGEN	President, Chief Executive Officer (Principal Executive Officer)	March 6, 2014

/S/ GREGORY A. FALK	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	March 6, 2014

/S/ VIRGINIA G. BREEN	Director	March 6, 2014

/S/ JONATHAN B. BULKELEY	Director	March 6, 2014

/S/ JACQUES N. GORDON	Director	March 6, 2014

/S/ JASON B. KERN	Director	March 6, 2014

/S/ THOMAS F. MCDEVITT	Director	March 6, 2014

/S/ WILLIAM E. SULLIVAN	Director	March 6, 2014

Exhibit Number	Description

3.1	Second Articles of Amendment and Restatement (incorporated by reference to Exhibit 3.1 to the Company's Current Report on Form 8-K filed with the SEC on September 28, 2012).

3.2	Second Amended and Restated Bylaws (incorporated by reference to Exhibit 3.2 to the Company's Current Report on Form 8-K filed with the SEC on September 28, 2012).

4.1
Form of Subscription Agreement (incorporated by reference to Exhibit 4.1 to Pre-Effective Amendment No. 7 to the Company's Registration Statement on Form S-11 (SEC File No. 333-177963) filed on September 28, 2012).

4.2
Distribution Reinvestment Plan (incorporated by reference to Exhibit 4.2 to Pre-Effective Amendment No. 7 to the Company's Registration Statement on Form S-11 (SEC File No. 333-177963) filed on September 28, 2012).

10.1
First Amended and Restated Advisory Agreement between Jones Lang LaSalle Income Property Trust, Inc. and LaSalle Investment Management, Inc. (incorporated by reference to Exhibit 10.1 to the Company's Current Report on Form 8-K filed with the SEC on September 28, 2012).

10.2	Jones Lang LaSalle Income Property Trust, Inc. 2012 Incentive Plan (incorporated by reference to Exhibit 10.2 to the Company's Current Report on Form 8-K filed with the SEC on September 28, 2012).

10.3	Independent Directors Compensation Plan (incorporated by reference to Exhibit 10.3 to the Company's Current Report on Form 8-K filed with the SEC on September 28, 2012).

10.4
License Agreement by and between Jones Lang LaSalle Income Property Trust, Inc. and Jones Lang LaSalle IP, Inc. dated as of November 14, 2011 (incorporated by reference to Exhibit 10.16 to the Company's Registration Statement on Form S-11, Commission File No. 333-177963, filed with the SEC on November 14, 2011).

10.5
Subscription Agreement by and among Jones Lang LaSalle Income Property Trust, Inc. and LIC II Solstice Holdings, LLC, dated as of August 8, 2012 (incorporated by reference to Exhibit 10.1 to the Company's Current Report on Form 8-K filed with the SEC on August 9, 2012).

10.6
Purchase and Sale Agreement for Dignity Health Office Portfolio, dated August 30, 2013, by and among ELPF Glendale 1500 South Central LLC, ELPF Northridge 18350 Roscoe LLC, ELPF Northridge 18546 Roscoe LLC, ELPF Northridge 18460 Roscoe LLC, ELPF Bakersfield 300 Old River LLC, ELPF Bakersfield 500 Old River LLC, ELPF Santa Maria 116 S. Palisades, LLC, ELPF Santa Maria 525 E. Plaza LLC, ELPF Chandler 485 South Dobson LLC, ELPF Gilbert 1501 North Gilbert LLC, ELPF Phoenix 4545 East Chandler LLC, ELPF Sun Lakes 10440 East Riggs LLC, ELPF Phoenix 500 West Thomas LLC and NexCore Development LLC (incorporated by reference to Exhibit 10.6 of the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2013 filed on November 7, 2013).

16.1	Letter from PricewaterhouseCoopers LLP to the SEC dated March 15, 2012 (incorporated by reference to Exhibit 16.1 to the Company's Current Report on Form 8-K filed with the SEC on March 16, 2012).

21.1	Subsidiaries of the Registrant.

24.1	Power of Attorney (included in signature page).

31.1	Certification of Chief Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

31.2	Certification of Chief Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

32.1	Certification of Chief Executive Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

32.2	Certification of Chief Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

99.1	Consolidated Financial Statements of CEP Investors XII LLC.

101.INS*	XBRL Instance Document.

101.SCH*	XBRL Schema Document.

101.CAL*	XBRL Calculation Linkbase Document.

101.DEF*	Definition Linkbase Document.

101.LAB*	XBRL Labels Linkbase Document.

101.PRE*	XBRL Presentation Linkbase Document.

* Pursuant to Rule 406T of Regulation S-T, this interactive data file is deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, is deemed not filed for purposes of section 18 of the Securities Exchange Act of 1934, and otherwise is not subject to liability under these sections.

Jones Lang LaSalle Income Property Trust, Inc.

MANAGEMENT’S REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING
Our management is responsible for establishing and maintaining adequate internal control over financial reporting, as such term is defined in Exchange Act Rule 13a-15(f). Our internal control over financial reporting is a process designed under the supervision of our chief executive officer and chief financial officer to provide reasonable assurance regarding the reliability of financial reporting and preparation of our financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America.
As of December 31, 2013, our management conducted an assessment of the effectiveness of our internal control over financial reporting based on criteria set forth by the Committee of Sponsoring Organizations of the Treadway Commission in “Internal Control—Integrated Framework” (1992).
Based on the assessment, management has concluded that our internal control over financial reporting was effective as of December 31, 2013 to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles in the United States of America.

/S/ C. ALLAN SWARINGEN
C. Allan Swaringen President and Chief Executive Officer

/S/ GREGORY A. FALK
Gregory A. Falk Chief Financial Officer
March 6, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders
Jones Lang LaSalle Income Property Trust, Inc.:
We have audited the accompanying consolidated balance sheets of Jones Lang LaSalle Income Property Trust, Inc. (the Company) and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of operations and comprehensive (loss) income, equity, and cash flows for the years then ended. In connection with our audit of the consolidated financial statements, we also have audited the 2013 financial statement schedule III. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedule based on our audits. The accompanying consolidated financial statements of Jones Lang LaSalle Income Property Trust, Inc. and subsidiaries as of and for the year then ended December 31, 2011, before the effects of the adjustments to retrospectively (i) reflect the discontinued operations described in note 3B, (ii) reflect the stock split described in note 6, and (iii) reflect the change in the composition of reportable segments described in note 10, were audited by other auditors whose report thereon dated March 8, 2012, except with respect to their opinion on the consolidated financial statements in so far as it relates to the effects of discontinued operations discussed in note 3A, as to which the date is June 26, 2012, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the 2013 and 2012 consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jones Lang LaSalle Income Property Trust, Inc. and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.
We also have audited the retrospective adjustments for discontinued operations described in note 3B, the retrospective adjustments for shares and earnings per share described in note 6 under “Stock Dividend,” and the retrospective adjustments for reportable segments described in note 10, which were applied to the 2011 consolidated financial statements. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2011 consolidated financial statements of the Company other than with respect to the aforementioned adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2011 consolidated financial statements taken as a whole.

/s/ KPMG LLP
Chicago, Illinois
March 6, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of
Jones Lang LaSalle Income Property Trust, Inc.

In our opinion, the consolidated statements of operations and comprehensive income (loss), equity, and cash flows for the year ended December 31, 2011, before the effects of the adjustments to retrospectively (i) reflect the discontinued operations described in Note 3B, (ii) reflect the stock split described in Note 6, and (iii) reflect the change in the composition of reportable segments described in Note 10, present fairly, in all material respects, the results of operations and cash flows of Jones Lang LaSalle Income Property Trust, Inc. and its subsidiaries (the “Company”) for the year ended December 31, 2011 , in conformity with accounting principles generally accepted in the United States of America (the 2011 financial statements before the effects of the adjustments discussed in Notes 3B, 6, and 10 are not presented herein). In addition, in our opinion, the financial statement schedule listed in the index appearing under Item 15(2) for the year ended December 31, 2011 presents fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements before the effects of the adjustments described above. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits. We conducted our audits, before the effects of the adjustments described above, of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

We were not engaged to audit, review, or apply any procedures to the adjustments to retrospectively (i) reflect the discontinued operations described in Note 3B, (ii) reflect the stock split described in Note 6, nor (iii) reflect the change in composition of reportable segments described in Note 10 and accordingly, we do not express an opinion or any other form of assurance about whether such adjustments are appropriate and have been properly applied. Those adjustments were audited by other auditors.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
March 8, 2012, except with respect to our opinion on the consolidated financial statements in so far as it relates to the effects of discontinued operations discussed in Note 3A, as to which the date is June 26, 2012

Jones Lang LaSalle Income Property Trust, Inc.
CONSOLIDATED BALANCE SHEETS
$ in thousands, except per share amounts

	December 31,
	2013	2012
ASSETS
Investments in real estate:
Land (including from VIEs of $29,660 and $32,593, respectively)	$134,407	$126,555
Buildings and equipment (including from VIEs of $203,513 and $232,423, respectively)	593,078	669,901
Less accumulated depreciation (including from VIEs of $(23,466) and $(28,027), respectively)	(54,686)	(82,428)
Net property and equipment	672,799	714,028
Investments in unconsolidated real estate affiliates	—	19,988
Net investments in real estate	672,799	734,016
Cash and cash equivalents (including from VIEs of $3,257 and $2,500, respectively)	35,124	36,986
Restricted cash (including from VIEs of $819 and $3,051, respectively)	14,781	15,880
Tenant accounts receivable, net (including from VIEs of $1,064 and $1,203, respectively)	2,112	1,825
Deferred expenses, net (including from VIEs of $1,356 and $783, respectively)	7,449	6,208
Acquired intangible assets, net (including from VIEs of $4,038 and $4,548, respectively)	35,488	41,125
Deferred rent receivable, net (including from VIEs of $874 and $1,074, respectively)	6,012	4,575
Prepaid expenses and other assets (including from VIEs of $647 and $364, respectively)	1,174	1,419
TOTAL ASSETS	$774,939	$842,034
LIABILITIES AND EQUITY
Mortgage notes and other debt payable, net (including from VIEs of $163,151 and $187,234, respectively)	$357,806	$492,985
Accounts payable and other accrued expenses (including from VIEs of $2,834 and $2,953, respectively)	14,636	15,615
Distributions payable	3,852	2,975
Accrued interest (including from VIEs of $368 and $909, respectively)	820	2,033
Accrued real estate taxes (including from VIEs of $117 and $638 respectively)	1,012	937
Advisor fees payable	450	324
Acquired intangible liabilities, net	5,015	10,080
TOTAL LIABILITIES	383,591	524,949
Commitments and contingencies	—	—
Equity:
Common stock: $0.01 par value; 200,000,000 shares authorized; 0 and 26,444,843 Class E shares issued and outstanding at December 31, 2013 and 2012, respectively	—	264
Common stock: $0.01 par value; 400,000,000 shares authorized; 13,043,452 and 3,612,169 Class A shares issued and outstanding at December 31, 2013 and 2012, respectively	130	36
Common stock: $0.01 par value; 400,000,000 shares authorized; 28,634,822 and 104,282 Class M shares issued and outstanding at December 31, 2013 and 2012, respectively	286	1
Additional paid-in capital (net of offering costs of $8,611 and $3,219 as of December 31, 2013 and December 31, 2012, respectively)	624,589	512,383
Accumulated other comprehensive (loss) income	(95)	542
Distributions to stockholders	(104,919)	(90,691)
Accumulated deficit	(140,798)	(115,851)
Total Jones Lang LaSalle Income Property Trust, Inc. stockholders’ equity	379,193	306,684
Noncontrolling interests	12,155	10,401
Total equity	391,348	317,085
TOTAL LIABILITIES AND EQUITY	$774,939	$842,034
The abbreviation “VIEs” above means Variable Interest Entities.
See notes to consolidated financial statements.

Jones Lang LaSalle Income Property Trust, Inc.
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
$ in thousands, except per share amounts

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenues:
Minimum rents	$67,755	$49,656	$53,445
Tenant recoveries and other rental income	8,761	7,452	8,053
Total revenues	76,516	57,108	61,498
Operating expenses:
Real estate taxes	8,103	6,560	6,716
Property operating	22,008	18,357	16,483
Provision for doubtful accounts	325	147	249
Advisor fees	4,668	2,739	2,806
Company level expenses	1,917	2,275	2,091
General and administrative	1,247	893	290
Provision for impairment of real estate	38,356	—	—
Depreciation and amortization	22,288	14,452	15,015
Total operating expenses	98,912	45,423	43,650
Operating (loss) income	(22,396)	11,685	17,848
Other (expenses) and income:
Interest expense	(19,913)	(20,971)	(21,074)
Debt modification expense	(926)	—	—
Gain (loss) on extinguishment of debt	1,109	(86)	—
Equity in income (loss) of unconsolidated affiliates	32	(176)	(1,493)
Gain on sale of unconsolidated affiliate	7,290	—	—
Gain on consolidation of real estate affiliate	—	34,852	—
Total other (expenses) and income	(12,408)	13,619	(22,567)
(Loss) income from continuing operations	(34,804)	25,304	(4,719)
Discontinued operations:
Loss from discontinued operations	(10,903)	(2,545)	(14,919)
Gain (loss) on sale of discontinued operations	15,266	(117)	—
Gain on transfer of property and extinguishment of debt	—	14,693	—
Total income (loss) from discontinued operations	4,363	12,031	(14,919)
Net (loss) income	(30,441)	37,335	(19,638)
Plus: Net loss attributable to the noncontrolling interests	5,494	141	250
Net (loss) income attributable to Jones Lang LaSalle Income Property Trust, Inc.	$(24,947)	$37,476	$(19,388)
Net (loss) income from continuing operations attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$(0.80)	$0.99	$(0.19)
Total income (loss) from discontinued operations per share-basic and diluted	$0.12	$0.47	$(0.62)
Net (loss) income attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$(0.68)	$1.46	$(0.81)
Weighted average common stock outstanding-basic and diluted	36,681,847	25,651,220	23,938,406
Other comprehensive (loss) income:
Foreign currency translation adjustment	(637)	220	(140)
Total other comprehensive (loss) income	(637)	220	(140)
Net comprehensive (loss) income	$(25,584)	$37,696	$(19,528)
See notes to consolidated financial statements.

Jones Lang LaSalle Income Property Trust, Inc.
CONSOLIDATED STATEMENTS OF EQUITY
$ in thousands, except per share amounts

	Common Stock Class E		Common Stock Class A		Common Stock Class M		Additional Paid In Capital	Accumulated Other Comprehensive Income (loss)	Distributions to Stockholders	Accumulated Deficit	Noncontrolling Interests	Total Equity
	Shares	Amount	Shares	Amount	Shares	Amount
Balance, January 1, 2011	23,928,784	$41	—	$—	—	$—	$453,244	$462	$(78,361)	$(133,939)	$11,262	$252,709
Issuance of common stock	66,568	—	—	—	—	—	617	—	—	—	—	617
Net loss	—	—					—	—	—	(19,388)	(250)	(19,638)
Other comprehensive loss	—	—	—	—	—	—	—	(140)	—	—	—	(140)
Cash contributed from noncontrolling interests	—	—	—	—	—	—	—	—	—	—	756	756
Cash distributed to noncontrolling interests	—	—	—	—	—	—	—	—	—	—	(950)	(950)
Distributions declared ($0.09506 per share)	—	—	—	—	—	—	—	—	(2,275)	—	—	(2,275)
Balance, December 31, 2011	23,995,352	$41	—	$—	—	$—	$453,861	$322	$(80,636)	$(153,327)	$10,818	$231,079
Issuance of common stock	5,202,625	9	3,612,169	36	100,282	1	88,800	—	—	—	—	88,846
Repurchase of shares	(2,753,134)	(5)	—	—	—	—	(26,880)	—	—	—	—	(26,885)
Offering costs	—	—	—	—	—	—	(3,219)	—	—	—	—	(3,219)
Stock based compensation	—	—		—	4,000	—	40	—	—	—	—	40
Stock dividend	—	219	—	—	—	—	(219)	—	—	—	—	—
Net income (loss)	—	—	—	—	—	—	—	—	—	37,476	(141)	37,335
Other comprehensive income	—	—	—	—	—	—	—	220	—	—	—	220
Cash contributed from noncontrolling interests	—	—	—	—	—	—	—	—	—	—	458	458
Cash distributed to noncontrolling interests	—	—	—	—	—	—	—	—	—	—	(734)	(734)
Distributions declared ($0.38517) per share	—	—	—	—	—	—	—	—	(10,055)	—	—	(10,055)
Balance, December 31, 2012	26,444,843	$264	3,612,169	$36	104,282	$1	$512,383	$542	$(90,691)	$(115,851)	$10,401	$317,085
Issuance of common stock	—	—	9,462,512	94	2,365,700	23	120,932	—	—	—	—	121,049
Repurchase of shares	(238,087)	(2)	(31,229)	—	(71,685)	—	(3,375)	—	—	—	—	(3,377)
Offering costs	—	—	—	—	—	—	(5,392)	—	—	—	—	(5,392)
Stock based compensation	—	—	—	—	4,000	—	41	—	—	—	—	41
Stock conversion	(26,206,756)	(262)	—	—	26,232,525	262	—	—	—	—	—	—
Net loss	—	—	—	—	—	—	—	—	—	(24,947)	(5,494)	(30,441)
Other comprehensive loss	—	—	—	—	—	—	—	(637)	—	—	—	(637)
Additions from noncontrolling interests	—	—	—	—	—	—	—	—	—	—	9,712	9,712
Cash distributed to noncontrolling interests	—	—	—	—	—	—	—	—	—	—	(2,464)	(2,464)
Distributions declared ($0.41) per share	—	—	—	—	—	—	—	—	(14,228)	—	—	(14,228)
Balance, December 31, 2013	—	$—	13,043,452	$130	28,634,822	$286	$624,589	$(95)	$(104,919)	$(140,798)	$12,155	$391,348
See notes to consolidated financial statements.

Jones Lang LaSalle Income Property Trust, Inc.
CONSOLIDATED STATEMENTS OF CASH FLOWS
$ in thousands, except per share amounts

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(30,441)	$37,335	$(19,638)
Adjustments to reconcile income (loss) to net cash provided by operating activities:
Depreciation and amortization (including discontinued operations)	27,206	21,531	23,535
(Gain) loss on sale of discontinued operations and fixed assets	(22,556)	117	(124)
Gain on consolidation of real estate affiliate	—	(34,852)	—
Gain on transfer of property and extinguishment of debt (including discontinued operations)	(1,109)	(14,607)	—
Provision for doubtful accounts (including discontinued operations)	39	557	452
Straight line rent (including discontinued operations)	(3,140)	(499)	(112)
Impairment of real estate (including discontinued operations)	48,538	913	14,934
Equity in (income) loss of unconsolidated affiliates	(54)	176	1,493
Net changes in assets, liabilities and other	(211)	3,133	(1,209)
Net cash provided by operating activities	18,272	13,804	19,331
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of real estate investments	(141,859)	(8,831)	—
Proceeds from sales of real estate investments and fixed assets	172,087	5,120	344
Capital improvements and lease commissions	(18,715)	(9,190)	(6,382)
Deposits for investments under contracts	(1,961)	—	—
Loan escrows	(865)	(4,057)	(6,618)
Net cash provided by (used in) investing activities	8,687	(16,958)	(12,656)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock	119,113	88,092	200
Offering costs	(3,603)	(460)	—
Repurchase of shares	(3,377)	(26,885)	—
Distributions to stockholders	(11,353)	(6,286)	(1,858)
Distributions paid to noncontrolling interests	(2,464)	(734)	(950)
Contributions received from noncontrolling interests	7,405	458	756
Proceeds from mortgage notes and other debt payable	169,680	—	—
Debt issuance costs	(2,982)	—	(617)
Principal payments on mortgage notes and other debt payable	(301,162)	(42,090)	(9,633)
Net cash (used in) provided by financing activities	(28,743)	12,095	(12,102)
Net (decrease) increase in cash and cash equivalents	(1,784)	8,941	(5,427)
Effect of exchange rates	(78)	12	29
Cash and cash equivalents at the beginning of the year	36,986	28,033	33,431
Cash and cash equivalents at the end of the year	$35,124	$36,986	$28,033
Supplemental disclosure of cash flow information:
Interest paid	$25,710	$27,054	$31,981
Non-cash activities:
Write-offs of receivables	$568	$718	$540
Write-offs of retired assets	8,014	7,071	16,055
Change in liability for capital expenditures	1,648	(2,894)	31
Net liabilities assumed at acquisition	1,226	—	—
Change in accrued offering costs	1,789	2,759	—
Assumption of mortgage loan	—	54,130	—
Transfers of property in extinguishment of debt settlement	—	101,800	—
Seller provided financing	—	12,000	—
Consolidation of noncontrolling interests	(2,307)	—	—
Consolidation of 111 Sutter Street net assets in excess of cash paid	—	52,845	—
See notes to consolidated financial statements.

Jones Lang LaSalle Income Property Trust, Inc.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
$ in thousands, except per share amounts
NOTE 1—ORGANIZATION
General
Except where the context suggests otherwise, the terms “we,” “us,” “our” and the “Company” refer to Jones Lang LaSalle Income Property Trust, Inc. The terms “Advisor” and “LaSalle” refer to LaSalle Investment Management, Inc.

Jones Lang LaSalle Income Property Trust, Inc. is an externally managed, non-listed, daily valued perpetual-life real estate investment trust ("REIT") that owns and manages a diversified portfolio of office, retail, industrial and apartment properties located primarily in the United States. We expect over time that our real estate portfolio will be further diversified on a global basis through the acquisition of additional properties outside of the United States and will be complemented by investments in real estate-related debt and securities. We were originally incorporated on May 28, 2004 under the laws of the State of Maryland. We believe that we have operated in such a manner to qualify to be taxed as a REIT for federal income tax purposes commencing with the taxable year ended December 31, 2004, when we first elected REIT status. As of December 31, 2013, we owned interests in a total of 24 properties located in 10 states and one in Canada.

From our inception to October 1, 2012, we raised proceeds through private offerings of shares of our undesignated common stock. On October 1, 2012, the Securities and Exchange Commission (the “SEC”) declared effective our Registration Statement on Form S-11 (Commission File No. 333-177963) (the "Registration Statement") with respect to our continuous public Offering of up to $3,000,000 in any combination of Class A and Class M shares of common stock (the "Offering"). On September 27, 2012, we designated our previously undesignated common stock as Class E common stock. On October 1, 2012, we effected a stock dividend for all Class E shares at a ratio of 4.786-to-1 in order to achieve a Net Asset Value ("NAV") per share for each of the Class A, Class M and Class E shares of $10.00 as of the date we commenced the Offering. Affiliates of our sponsor, Jones Lang LaSalle Incorporated ("Jones Lang LaSalle" or our "Sponsor"), have invested an aggregate of $60,200 through purchases of shares of our Class E common stock. On October 1, 2013, all of our Class E shares converted to Class M shares. Holders of Class E shares received approximately 1.001 shares of Class M stock for each share of Class E stock owned. As of December 31, 2013, 13,043,452, shares of Class A common stock and 28,634,822 shares of Class M common stock were outstanding and held by a total of 3,202 stockholders.
Prior to November 14, 2011, the Company (previously named Excelsior LaSalle Property Fund, Inc.) was managed by Bank of America Capital Advisors LLC (the “Former Manager”), a registered investment adviser with the SEC, that had the day-to-day responsibility for our management and administration pursuant to a management agreement between the Company and the Former Manager (the “Management Agreement”). On November 14, 2011, the Former Manager assigned its right, duties and obligations as manager of the Company under the Management Agreement to LaSalle and since that date, the Former Manager has had no responsibility for the management of the Company.
LaSalle acts as our advisor pursuant to the amended and restated advisory agreement between the Company and LaSalle, which became effective on October 1, 2012 (the “Advisory Agreement”). Our Advisor, a registered investment adviser with the SEC, has broad discretion with respect to our investment decisions and is responsible for selecting our investments and for managing our investment portfolio pursuant to the terms of the Advisory Agreement. LaSalle is a wholly owned, but operationally independent subsidiary of Jones Lang LaSalle, a New York Stock Exchange-listed real estate services and money management firm. We have no employees as all operations are managed by our Advisor. We have certain executive officers, but they are employees of and compensated by our Advisor.
NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), the instructions to Form 10-K and include the accounts of our wholly-owned subsidiaries, consolidated variable interest entities and the unconsolidated investments in real estate affiliates accounted for under the equity method of accounting. We consider the authoritative guidance of accounting for investments in common stock, investments in real estate ventures, investors accounting for an investee when the investor has the majority of the voting interest but the minority partners have certain approval or veto rights, determining whether a general partner or general partners as a group controls a limited partnership or similar entity when the limited partners have certain rights, and the consolidation of variable interest entities in which we own less than a 100% interest. All significant intercompany balances and transactions have been eliminated in consolidation.
Parenthetical disclosures are shown on our Consolidated Balance Sheets regarding the amounts of variable interest entities' ("VIE") assets and liabilities that are consolidated. Our VIEs include The District at Howell Mill, Cabana Beach San Marcos, Cabana Beach Gainesville, The Lodge of Athens, Campus Lodge Columbia, The Edge at Lafayette, and Campus Lodge Tampa as we maintain control over significant decisions, which began at the time of acquisition of the properties. The creditors of our VIEs do not have general recourse to us.
Noncontrolling interests represent the minority members’ proportionate share of the equity in our VIEs. At acquisition, the assets, liabilities and non-controlling interests were measured and recorded at the estimated fair value. Noncontrolling interests will increase for the minority members’ share of net income of these entities and contributions and decrease for the minority members’ share of net loss and distributions. As of December 31, 2013, noncontrolling interests represented the minority members’ proportionate share of the equity of the entities listed above.
Certain of the Company’s joint venture agreements include provisions whereby, at certain specified times, each party has the right to initiate a purchase or sale of its interest in the joint ventures at an agreed upon fair value. Under these provisions, we are not obligated to purchase the interest of its outside joint venture partners.
Investments in Real Estate
Real estate assets are stated at cost. Our real estate assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. A real estate asset is considered to be impaired when the estimated future undiscounted operating cash flow over the expected hold period is less than its carrying value in accordance with the authoritative guidance on accounting for the impairment or disposal of long-lived assets. To the extent impairment has occurred, the excess of the carrying value of the asset over its estimated fair value will be charged to operations. The valuation adjustments were calculated based on market conditions and assumptions made by management at the time the valuation adjustments were recorded, which may differ materially from actual results if market conditions or the underlying assumptions change in the future. When we have committed to a plan to sell a property that is available for immediate sale, have the necessary approvals and marketing in place, and believe that the sale of the property is probable the assets selected for disposal will be classified as held-for-sale and carried at the lower of their carrying values (i.e., cost less accumulated depreciation and any impairment loss recognized, where applicable) or estimated fair values less costs to sell. Carrying values are reassessed at each balance sheet date. Due to market fluctuation, actual proceeds realized on the ultimate sale of these properties may differ from estimates and such differences could be material. Depreciation and amortization cease once a property is classified as held-for-sale. We recorded impairment charges on consolidated real estate properties for years ended December 31, 2013, 2012 and 2011 totaling $48,538, $913 and $14,934, respectively, including amounts reflected in discontinued operations.
Depreciation expense is computed using the straight-line method based upon the following estimated useful lives:

Asset Category	Estimated Useful Life
Buildings and improvements	40-50 Years
Tenant improvements	Life of related lease
Equipment and fixtures	2-10 Years

Maintenance and repairs are charged to expense when incurred. Expenditures for significant betterments and improvements are capitalized.
Revenue Recognition
Minimum rent revenues are recognized on a straight-line basis over the terms of the related leases. Straight-line rent revenue (representing rents recognized prior to being billed and collectible as provided by the terms of the leases) caused net increases to rent revenue of $3,128, $403 and $101 for the years ended December 31, 2013, 2012 and 2011, respectively. Also included, as an increase to rent revenue, for the years ended December 31, 2013, 2012 and 2011, are $4,844, $882 and $2,396, respectively, of net amortization related to above-and below-market in-place leases at properties acquired as provided by authoritative guidance on goodwill and intangible assets. Tenant recoveries are recognized as revenues in the period the applicable costs are incurred.

Allowance for Doubtful Accounts
An allowance for doubtful accounts is provided against the portion of accounts receivable and deferred rent receivable that is estimated to be uncollectible. Such allowance is reviewed periodically based upon our recovery experience. At December 31, 2013 and 2012, our allowance for doubtful accounts was $41 and $570, respectively.
Cash and Cash Equivalents
We consider all highly-liquid investments purchased with original maturities of three months or less to be cash equivalents. We maintain a portion of our cash in bank deposit accounts, which, at times, may exceed the federally insured limits. No losses have been experienced related to such accounts. We believe our bank deposit accounts are held with quality financial institutions.

Restricted Cash
Restricted cash includes amounts established pursuant to various agreements for tax deferred exchanges, loan escrow accounts and loan commitments.
Deferred Expenses
Deferred expenses consist of debt issuance costs and lease commissions. Debt issuance costs are capitalized and amortized over the terms of the respective agreements as a component of interest expense. Lease commissions are capitalized and amortized over the term of the related lease as a component of depreciation and amortization expense. Accumulated amortization of deferred expenses at December 31, 2013 and 2012 was $2,286 and $4,013, respectively.
Foreign Exchange
We utilize the U.S. dollar as our functional currency, except for our Canadian operations, which use the Canadian dollar as the functional currency. When preparing consolidated financial statements, assets and liabilities of foreign entities are translated at the exchange rates at the balance sheet date, while income and expense items are translated at average rates for the period. Income statement amounts of significant transactions are translated at the rate in effect as of the date of the transactions. Foreign currency translation adjustments are recorded in accumulated other comprehensive (loss) income.
Acquisitions
We use estimates of future cash flows and other valuation techniques to allocate the fair value of acquired property among land, building and other identifiable asset and liability intangibles. Acquisition related costs are expensed as incurred. We record land and building values using an as-if-vacant methodology. We record above- and below-market in-place lease values for acquired properties based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) our estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease plus any below-market lease extension option periods. We amortize the capitalized above-market lease values as a reduction of minimum rents over the remaining non-cancelable terms of the respective leases. We amortize the capitalized below-market lease values as an increase to minimum rents over the term of the respective leases plus any below-market lease extension option terms. Should a tenant terminate its lease prior to the contractual expiration, the unamortized portion of the above-market and below-market in-place lease value is immediately charged to minimum rents.
We measure the aggregate value of other intangible assets acquired based on the difference between (i) the property valued with existing in-place leases and (ii) the property valued as-if-vacant. Our estimates of value are made using methods similar to those used by independent appraisers, primarily discounted cash flow analyses. Factors considered by us in our analysis include an estimate of carrying costs during the hypothetical expected lease-up periods considering current market conditions at the date of acquisition, and costs to execute similar leases. We also consider information obtained about each property as a result of the pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. In estimating carrying costs, we will include estimates of lost rentals during the expected lease-up periods, which is expected to primarily range from one to two years, depending on specific local market conditions, and costs to execute similar leases, including leasing commissions, legal and other related expenses to the extent that such costs are not already incurred in connection with a new lease origination as part of the transaction.
The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship intangible values based on our evaluation of the specific characteristics of each tenant’s lease and our overall relationship with that respective tenant. Characteristics considered by us in allocating these values include, among other factors, the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals (including those existing under the terms of the lease agreement). As of December 31, 2013 and 2012, we have allocated no value to customer relationship value. We amortize the value of in-place leases to expense over the weighted average lease term of the respective leases, which generally range from one to ten years.
Purchase price has been allocated to acquired intangible assets, which include acquired in-place lease intangibles, acquired above-market in-place lease intangibles and acquired ground lease intangibles, which are reported net of accumulated amortization of $15,181 and $26,515 at December 31, 2013 and 2012, respectively, on the accompanying Consolidated Balance Sheets. The acquired intangible liabilities represent acquired below-market in-place leases, which are reported net of accumulated amortization of $948 and $5,465 at December 31, 2013 and 2012, respectively, on the accompanying Consolidated Balance Sheets. Our amortizing intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. According to authoritative guidance, an amortizing intangible asset is considered to be impaired when the estimated future undiscounted operating cash flow is less than its carrying value. To the extent impairment has occurred, the excess of the carrying value of the amortizing intangible asset over its estimated fair value will be charged to operations.
Future amortization related to amortizing acquired intangible assets and liabilities as of December 31, 2013 is as follows:

	Acquired in-place leases	Acquired above-market leases	Acquired below-market leases
2014	$7,705	$412	$(1,243)
2015	7,563	310	(866)
2016	3,550	191	(670)
2017	2,957	123	(466)
2018	2,668	71	(457)
Thereafter	9,706	232	(1,313)
	$34,149	$1,339	$(5,015)
Income Taxes
We made the election to be taxed as a REIT under sections 856-860 of the Internal Revenue Code of 1986 (the “Code”) as of December 23, 2004. To qualify as a REIT, we must meet a number of organizational and operational requirements, including requirements to distribute at least 90% of our REIT taxable income, determined without regard to the dividends paid deduction and excluding net capital gains, and to meet certain quarterly asset and annual income tests. It is our current intention to adhere to these requirements. As a REIT, we will generally not be subject to corporate-level federal income tax to the extent we distribute 100% of our taxable income to our stockholders. Accordingly, the consolidated statements of operations do not reflect a provision for income taxes. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years. Even if we qualify for taxation as a REIT, we may be subject to certain state and local taxes on our income or property, and to certain federal income and excise taxes.

Earnings and profits, which determine the tax ability of dividends to stockholders, differ from net income reported for financial reporting purposes due to differences for federal income tax reporting purposes in computing, among other things, estimated useful lives, depreciable basis of properties and permanent and timing differences on the inclusion or deductibility of elements of income and expense for such purposes.
Business Segments
We align our internal operations along the four primary property types we are targeting for investments resulting in four operating segments: apartment properties, industrial properties, office properties and retail properties.
At December 31, 2013 and 2012, we held one investment outside the United States. For the years ended December 31, 2013, 2012 and 2011, total revenues of this foreign investment were $4,166, $3,874 and $4,462, respectively. For the years ended December 31, 2013, 2012 and 2011, total revenues of U.S. domiciled investments were $72,350, $53,234 and $57,036, respectively. At December 31, 2013 and 2012, total assets of our foreign investment were $37,564 and $40,917, respectively. The change in total assets from December 31, 2012 to December 31, 2013 at our foreign investment was mainly a result of the change in foreign currency rate between those dates. At December 31, 2013 and 2012, total assets of U.S domiciled investments were $737,375 and $801,117, respectively.

Assets and Liabilities Measured at Fair Value
The Financial Accounting Standards Board’s (“FASB”) guidance for fair value measurement and disclosure states that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, authoritative guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement.

•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3—Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The authoritative guidance requires the disclosure of the fair value of our financial instruments for which it is practicable to estimate that value. The guidance does not apply to all balance sheet items. Market information as available or present value techniques have been utilized to estimate the amounts required to be disclosed. Since such amounts are estimates, there can be no assurance that the disclosed value of any financial instrument could be realized by immediate settlement of the instrument. We have estimated the fair value of our mortgage notes payable reflected in the accompanying Consolidated Balance Sheets at amounts that are based upon an interpretation of available market information and valuation methodologies (including discounted cash flow analysis with regard to fixed rate debt) for similar loans made to borrowers with similar credit ratings and for the same maturities. The fair value of our mortgage notes payable using level two inputs was approximately $296 higher and $17,136 higher than the aggregate carrying amounts at December 31, 2013 and 2012, respectively. Such fair value estimates are not necessarily indicative of the amounts that would be realized upon disposition of our mortgage notes payable.
Derivative Financial Instruments
We record all derivatives on the consolidated balance sheets at fair value. Changes in the fair value of our derivatives are recorded on our consolidated statements of operations and comprehensive (loss) income as we have not designated our derivative instruments as hedges. Our objectives in using interest rate derivatives are to manage our exposure to interest rate movements. To accomplish this objective, we use interest rate caps.
        As of December 31, 2013, we had the following outstanding interest rate derivatives related to managing our interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Caps	5	$88,680
The interest rate caps were of nominal value at December 31, 2013.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For example, significant estimates and assumptions have been made with respect to useful lives of assets, recoverable amounts of receivables, initial valuations and related amortization periods of deferred costs and intangibles, particularly with respect to property acquisitions. Actual results could differ from those estimates.

NOTE 3—PROPERTY
The primary reason we make acquisitions of real estate investments in the apartment, industrial, office and retail property sectors is to invest capital in a diversified portfolio of real estate. The consolidated properties held by us as of December 31, 2013 were as follows:

Property	Sector	Square Feet (Unaudited)	Location	Ownership %	Acquisition Date	Acquisition Price
Monument IV at Worldgate	Office	228,000	Herndon, VA	100%	8/27/2004	$59,608
111 Sutter Street (1)	Office	286,000	San Francisco, CA	100%	3/29/2005	100,779
Kendall Distribution Center	Industrial	409,000	Atlanta, GA	100%	6/30/2005	18,781
14600 Sherman Way	Office	50,000	Van Nuys, CA	100%	12/21/2005	8,623
14624 Sherman Way	Office	53,000	Van Nuys, CA	100%	12/21/2005	9,755
Stirling Slidell Shopping Centre	Retail	139,000	Slidell, LA	100%	12/14/2006	23,367
Norfleet Distribution Center	Industrial	702,000	Kansas City, MO	100%	2/27/2007	37,579
Station Nine Apartments	Apartment	312,000	Durham, NC	100%	4/16/2007	56,417
4 Research Park Drive	Office	60,000	St. Charles, MO	100%	6/13/2007	11,330
36 Research Park Drive	Office	81,000	St. Charles, MO	100%	6/13/2007	17,232
The District at Howell Mill	Retail	306,000	Atlanta, GA	87.85%	6/15/2007	78,661
Railway Street Corporate Centre	Office	137,000	Calgary, Canada	100%	8/30/2007	42,614
Cabana Beach San Marcos (2)	Apartment	278,000	San Marcos, TX	78%	11/21/2007	29,375
Cabana Beach Gainesville (2)	Apartment	545,000	Gainesville, FL	78%	11/21/2007	74,277
Campus Lodge Athens (2)	Apartment	229,000	Athens, GA	78%	11/21/2007	20,980
Campus Lodge Columbia (2)	Apartment	256,000	Columbia, MO	78%	11/21/2007	24,852
The Edge at Lafayette (2)	Apartment	207,000	Lafayette, LA	78%	1/15/2008	26,870
Campus Lodge Tampa (2)	Apartment	431,000	Tampa, FL	78%	2/29/2008	46,787
Joliet Distribution Center	Industrial	442,000	Joliet, IL	100%	6/26/2013	21,000
Suwanee Distribution Center	Industrial	559,000	Suwanee, GA	100%	6/28/2013	37,943
Grand Lakes Marketplace	Retail	131,000	Katy, TX	90%	9/17/2013	42,975
3800 1st Avenue South	Industrial	162,000	Seattle, WA	100%	12/18/2013	18,705
3844 1st Avenue South	Industrial	101,000	Seattle, WA	100%	12/18/2013	12,070
3601 2nd Avenue South	Industrial	60,000	Seattle, WA	100%	12/18/2013	7,925

(1)	On March 29, 2005, we acquired an 80% interest in the property. On December 4, 2012, we acquired the remaining 20% interest.

(2)	The other owner, owning a 22% interest, is an investment fund advised by our Advisor and in which the parent company of our Advisor owns a noncontrolling interest.

During the years ended December 31, 2013 and 2012, we incurred $599 and $33, respectively, of acquisition expenses that were recorded in general and administrative expenses on the consolidated statements of operations and other comprehensive (loss) income. For properties acquired during 2013, we recorded total revenue of $3,482 and net income of $414 during the year end December 31, 2013. For properties acquired during 2012, we recorded total revenue of $1,024 and net loss of $165 during the year ended December 31, 2012.
2013 Acquisitions
On June 26, 2013, we acquired Joliet Distribution Center, a 442,000 square foot industrial property located in Joliet, Illinois for approximately $21,000, using cash on hand. The property is 100% leased to two tenants with a weighted average remaining lease term of approximately six years.
On June 28, 2013, we acquired Suwanee Distribution Center, a 559,000 square foot industrial property located in suburban Atlanta, Georgia for $37,943, using a $7,000 draw on our revolving line of credit and cash on hand. The property is 100% leased to Mitsubishi Electric & Electronics USA with a remaining lease term of ten years.

On September 17, 2013, we acquired a 90% interest in a joint venture that owns Grand Lakes Marketplace, a 131,000 square foot retail property located in Katy, Texas for $42,975. This acquisition was financed with a $23,900 mortgage note payable secured by Grand Lakes Marketplace. The mortgage note payable has a ten-year term, carries a fixed interest rate of 4.20% and is interest only.
On December 18, 2013, we acquired South Seattle Distribution Center, a three building, 323,000 square foot industrial portfolio located in Seattle, Washington for approximately $39,000, using cash on hand. The portfolio is 100% leased to three tenants with a weighted average remaining lease term of approximately eight years.
We allocated the purchase price of our 2013 acquisitions in accordance with authoritative guidance as follows:

2013 Acquisitions
Land	$29,744
Building	97,199
In-place lease value (acquired intangible assets)	18,631
Above-market leases value (acquired intangible assets)	566
Below-market leases value (acquired intangible liabilities)	(747)
$145,393
Amortization period for intangible assets and liabilities	2 - 11 years
Proforma Information (Unaudited)
If these acquisitions had occurred on January 1, 2012, the Company's consolidated total revenues and net loss for the year ended December 31, 2013 would have been $85,726 and $27,912, respectively and the Company's total consolidated revenues and net income for the year ended December 31, 2012 would have been $65,988 and $38,828, respectively. Net loss per share for the year ended December 31, 2013 would have been $0.76 and net income per share for the year ended December 31, 2012 would have been $1.51. Basic per share amounts are based on the weighted average of shares outstanding of 36,681,847 and 25,651,220 for the year ended December 31, 2013 and 2012, respectively.
2012 Acquisition
On December 4, 2012, we acquired the remaining 20% interest in 111 Sutter Street, a 286,000 square foot, multi-tenant office building in San Francisco, California. We had previously owned a majority, but non-controlling, interest in 111 Sutter Street from March 29, 2005 through December 4, 2012. The purchase price for the remaining interest was $22,000. The seller financed $12,000 of the purchase price in the form of a note payable due September 30, 2013. We retired the note payable in January 2013. We funded the balance of the acquisition using cash on hand. 111 Sutter Street was previously accounted for as an investment in an unconsolidated real estate affiliate as all decisions required unanimous approval. Effective December 5, 2012, we have consolidated the balance sheet and operations of 111 Sutter Street, which included the existing $54,130 mortgage loan at an interest rate of 5.58%, maturing in July 2015. As a result of the consolidation, we recorded a gain on consolidation of real estate affiliate of $34,852 within our 2012 Consolidated Statements of Operations and Comprehensive (Loss) Income.
Fair value for our investment in 111 Sutter Street was determined through the use of an income approach and was measured using Level 3 inputs. The income approach estimates an income stream for the property and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. Rent growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The terminal cap rate and discount rate are significant inputs to this valuation. The fair value measurements determined during the year included rent growth assumptions ranging between 3% and 7%, terminal cap rate of 6.25% and discount rate of 7.75%. Changes in these inputs could result in a significant change in the valuation of our original joint venture investment and a change in the gain on consolidation of real estate affiliate during the period. We allocated the purchase price of our 2012 acquisition in accordance with authoritative guidance as follows:

111 Sutter Street
Land	$39,919
Building	72,712
In-place lease value (acquired intangible assets)	12,772
Above-market leases value (acquired intangible assets)	729
Below-market leases value (acquired intangible liabilities)	(5,289)
In-place debt premium (mortgage notes payable)	(3,868)
Assumption of mortgage note payable	(54,130)
$62,845
Amortization period for intangible assets and liabilities	3 years, 1 month
Amortization period for debt premium	2 years, 7 months
Proforma Information (Unaudited)
If the acquisition of 111 Sutter Street had occurred on January 1, 2011, the Company's consolidated revenues and net loss for the year ended December 31, 2012 would have been $86,471 and $1,591, respectively, and the Company's consolidated revenues and net income for the year ended December 31, 2011 would have been $89,229 and $10,203, respectively.
Impairment of Investments in Real Estate
 In accordance with authoritative guidance for impairment of long-lived assets we recorded the following impairments of investments in real estate during the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Continuing Operations
4 Research Park Drive	$2,888	$—	$—
Stirling Slidell Shopping Centre	7,270	—	—
Cabana Beach Gainesville	23,466	—	—
14600 Sherman Way	1,726	—	—
14624 Sherman Way	3,006	—	—
Provision for impairment of real estate classified as continuing operations	$38,356	$—	$—
Discontinued Operations
Georgia Door Sales Distribution Center	$—	$913	$—
Marketplace at Northglenn	—	—	14,934
Canyon Plaza	10,182	—	—
Provision for impairment of real estate classified as discontinued operations	$10,182	$913	$14,934
The valuation of these assets is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each asset as well as the income capitalization approach considering prevailing market capitalization and discount rates. We review each investment based on the highest and best use of the investment and market participation assumptions. The significant assumptions include the capitalization rate used in the income capitalization valuation and projected property net operating income and net cash flows. Additionally, the valuation considered bid and ask prices for similar properties. We have determined that the significant inputs used to value the impaired assets fall within Level 3 except for the impairment of Canyon Plaza which based on a sale price falls within Level 1. These significant inputs are based on market conditions and our expected growth rates. Capitalization rates ranging from 7.25% to 9.00% and discount rates ranging from 8.25% to 10.00% were utilized in the models and are based upon observable rates that we believe to be within a reasonable range of current market rates.
For the year ended December 31, 2013
On August 23, 2013, Canyon Plaza, a 199,000 square foot office property located in San Diego, California, was classified as held for sale and evaluated for impairment as of that date. We determined the carrying value of the investment exceeded the sale price less cost to sell. As such, we recognized an impairment charge of $10,182.

We intend to increase our investments in the industrial and retail property sectors (along with other property types), repay or refinance loans and evaluate dispositions of properties that may allow us to redeploy capital in manner better aligned with our current investment objectives and strategy.  Three suburban office properties within our portfolio, 4 Research Park Drive, in suburban St. Louis and 14600 and 14624 Sherman Way, the remaining two properties from our Dignity Health Office Portfolio, no longer fit within our long-term investment strategy.  The December loan modifications of our student housing properties enabled us to review our hold/sell outlook on these properties on an individual basis.  Cabana Beach Gainesville was determined to be no longer in keeping with our core strategy.  Stirling Slidell Shopping Centre’s loan matures in April 2014 and is a likely disposition candidate given our strategy to move more towards grocery-anchored retail properties.  Our change in strategy for each of these properties resulted in a reduction to our expected hold period. As such, we determined that 4 Research Park Drive, Stirling Slidell Shopping Centre, Cabana Beach Gainesville, 14600 Sherman Way and 14624 Sherman Way were impaired due to the carrying value of the investments exceeding the undiscounted cash flows over our new expected hold period. We recognized impairment charges totaling $38,356 which represents the difference between the fair value and the carrying value of the properties.
For the year ended December 31, 2012
On March 16, 2012, Georgia Door Sales Distribution Center, a 254,000 square foot industrial property located in Austell, Georgia, was classified as held for sale and evaluated for impairment as of that date. We determined the carrying value of the investment exceeded the fair value less cost to sell. As such, we recognized an impairment charge of approximately $913.
For the year ended December 31, 2011
As of June 30, 2011, we determined that Marketplace at Northglenn was impaired due to the carrying value of the investment exceeding the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge of $14,934 which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from decreasing our expected hold period of the property due to the property’s cash flows being forecast to no longer cover debt service as a result of Border’s bankruptcy and lower rental rates on a newly signed lease renewal that occurred during the three months ending June 30, 2011.
Note 3A -Discontinued Operations
On March 23, 2012, we relinquished our ownership of Metropolitan Park North, a 187,000 square foot office building located in Seattle, Washington, through a deed in lieu of foreclosure with the lender.
On March 16, 2012, Georgia Door Sales Distribution Center, a 254,000 square foot industrial property located in Austell, Georgia, was classified as held for sale.
The following table summarizes income (loss) from discontinued operations for those properties described in Note 3A for the year ended December 31, 2011:

Year Ended December 31, 2011
Total revenue	$7,848
Real estate taxes	(624)
Property operating	(1,222)
Provision for doubtful accounts	(19)
General and administrative	(137)
Depreciation and amortization	(1,917)
Interest expense	(3,392)
Income from discontinued operations	$537
Note 3B -Discontinued Operations
On March 16, 2012, in accordance with the authoritative guidance for impairment of long-lived assets held for sale, we determined the carrying value of Georgia Door Sales Distribution Center exceeded the fair value less cost to sell. As such, we recognized impairment charges of approximately $913. On April 20, 2012, we sold the property for $5,150 resulting in a loss of

$117. The results of operations and loss on sale of the property are reported as discontinued operations for all periods presented.
On March 23, 2012, upon our relinquishment of Metropolitan Park North, we were relieved of approximately $56,513 of mortgage obligations plus accrued default interest associated with the mortgage loan. A non-cash accounting gain of $6,018 was recognized on the transfer of property representing the difference between the fair value and the net book value of the property as of the date of transfer. Upon extinguishment of the mortgage debt obligation, a $5,773 non-cash accounting gain was recognized representing the difference between the book value of the debt, interest payable and other obligations extinguished over the fair value of the property and other assets transferred as of the transfer date. The results of operations and gain on transfer of the property are reported as discontinued operations for all periods presented.
On July 11, 2012, we relinquished our ownership of Marketplace at Northglenn, a 439,000 square foot retail center located in Northglenn, Colorado, via a foreclosure proceeding. The Company has been relieved of approximately $66,480 of mortgage obligations plus accrued default interest associated with the mortgage loan. A non-cash accounting loss of $6 was recognized on the transfer of property representing the differences between fair value and the net book value of the property as of the date of the transfer. Upon extinguishment of the mortgage debt obligation, a $2,908 non-cash accounting gain was recognized representing the difference between the book value of the debt, interest payable and other obligations extinguished over the fair value of the property and other assets transferred as of the transfer date. The results of operations and gain on transfer of the property are reported as discontinued operations for all periods presented.
On August 23, 2013, in accordance with the authoritative guidance for impairment of long-lived assets held for sale, we determined the carrying value of Canyon Plaza exceeded the fair value less cost to sell. As such, we recognized impairment charges of approximately $10,182. On December 10, 2013 we sold the property for $33,750 resulting in a gain of $218. The results of operations and gain on sale of the property are reported as discontinued operations for all periods presented.
On October 24, 2013, we completed the sale of the Dignity Health Disposition Portfolio for $111,260. In conjunction with the sale, we prepaid the three remaining mortgage loan pools associated with the properties for approximately $60,950 including accrued interest. We recorded a gain on sale of $15,048. The results of operations and gain on sale of the properties are reported as discontinued operations for all periods presented.
The following table summarizes the loss from discontinued operations for Canyon Plaza and the Dignity Health Disposition Portfolio for the years ended December 31, 2013, 2012, and 2011, the loss from discontinued operations of Marketplace at Northglenn for the years ended December 31, 2012 and 2011 as well as the loss from discontinued operations of Georgia Door Sales Distribution Center and Metropolitan Park North for the year ended December 31, 2012:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Total revenue	$20,471	$25,173	$28,005
Real estate taxes	(1,452)	(2,704)	(3,236)
Property operating	(5,180)	(6,162)	(6,629)
Net recovery of (provision for) net recovery of doubtful accounts	286	(409)	(185)
General and administrative	(514)	(258)	(253)
Provision for impairment	(10,182)	(913)	(14,934)
Depreciation and amortization	(9,689)	(7,278)	(8,448)
Interest expense	(4,643)	(9,994)	(9,776)
Loss from discontinued operations	$(10,903)	$(2,545)	$(15,456)

NOTE 4—UNCONSOLIDATED REAL ESTATE AFFILIATES
Legacy Village
On August 25, 2004, we acquired a 46.5% membership interest in Legacy Village Investors, LLC which owns Legacy Village, a 595,000 square-foot lifestyle center in Lyndhurst, Ohio, built in 2003. The aggregate consideration for our 46.5% ownership interest was approximately $35,000. On October 29, 2013, we sold our interest in Legacy Village Investors, LLC to our joint venture partners for $27,350 and recorded a gain on that sale of $7,290.
111 Sutter Street
On March 29, 2005, we acquired an 80% membership interest in CEP Investors XII LLC, which owns 111 Sutter Street in San Francisco, California, a 286,000 square-foot, multi-tenant office building built in 1926 and renovated in 2001. The aggregate consideration paid for the 80% membership interest was approximately $24,646. On December 4, 2012, we acquired the remaining 20% membership interest and consolidated the property as of the purchase date.

SUMMARIZED FINANCIAL INFORMATION OF INVESTMENTS IN UNCONSOLIDATED REAL ESTATE AFFILIATES
The following is summarized financial information for our unconsolidated real estate affiliates:
SUMMARIZED COMBINED BALANCE SHEETS—UNCONSOLIDATED REAL ESTATE AFFILIATES

December 31, 2012
Total assets	$104,882

Total liabilities	91,176
Members’ equity	13,706
Total liabilities and members' equity	$104,882
COMPANY INVESTMENTS IN UNCONSOLIDATED REAL ESTATE AFFILIATES

December 31, 2012
Members’ equity	$13,706
Less: other members’ equity	(8,442)
Basis differential in investment in unconsolidated real estate affiliates, net (1)	14,724
Investments in unconsolidated real estate affiliates	$19,988

(1)
The basis differential in investment in the equity of the unconsolidated real estate affiliates was attributable to a difference in the fair value of Legacy Village over its historical cost at acquisition plus our own acquisition costs for Legacy Village. We amortized the basis differential over the lives of the related assets and liabilities that made up the fair value difference, primarily buildings and improvements. In some instances, the useful lives of these assets and liabilities differ from the useful lives being used to amortize the assets and liabilities by the other members. The basis differential allocated to land was not subject to amortization.

SUMMARIZED COMBINED STATEMENTS OF OPERATIONS—UNCONSOLIDATED REAL ESTATE AFFILIATES

	For the Period From January 1, 2013 through October 29, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Total revenues	$15,158	$25,379	$25,229
Total operating expenses	11,065	17,483	18,450
Operating income	4,093	7,896	6,779
Total other expenses	(3,987)	(7,827)	(8,298)
Net income (loss)	$106	$69	$(1,519)

COMPANY EQUITY IN INCOME OF UNCONSOLIDATED REAL ESTATE AFFILIATES

	For the Period From January 1, 2013 through October 29, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net income (loss) of unconsolidated real estate affiliates	$106	$69	$(1,519)
Other members’ share of net (income) loss	(56)	(272)	(45)
Adjustments and other expenses	5	37	74
Other expense from unconsolidated real estate affiliates	(23)	(10)	(3)
Company equity in income (loss) of unconsolidated real estate affiliates	$32	$(176)	$(1,493)

NOTE 5—MORTGAGE NOTES AND OTHER DEBT PAYABLE
Mortgage notes and other debt payable have various maturities through 2027 and consist of the following:

Property	Maturity/Extinguishment Date	Fixed / Floating	Interest Rate	Amount payable as of
				December 31, 2013	December 31, 2012
Monument IV at Worldgate	April 30, 2013	Fixed	5.29%	$—	$35,195
36 Research Park Drive (1)	July 1, 2013	Fixed	5.60%	—	10,682
Dignity Health Office Portfolio	September 3, 2013	Fixed	5.75%	—	13,860
Dignity Health Office Portfolio	October 24, 2013	Fixed	5.75%	—	15,926
Dignity Health Office Portfolio	October 24, 2013	Fixed	5.75%	—	14,354
Dignity Health Office Portfolio	October 24, 2013	Fixed	5.79%	—	31,427
Canyon Plaza	December 10, 2013	Fixed	5.90%	—	29,001
Stirling Slidell Shopping Centre	April 1, 2014	Fixed	5.15%	12,171	12,483
4 Research Park Drive	March 1, 2015	Fixed	6.05%	6,212	6,419
Campus Lodge Tampa	October 1, 2016	Fixed	5.95%	32,638	33,053
Norfleet Distribution Center	February 1, 2017	Floating	2.92%	12,000	—
Station Nine Apartments	May 1, 2017	Fixed	5.50%	36,885	36,885
The District at Howell Mill	June 1, 2017	Fixed	6.14%	9,807	9,931
Railway Street Corporate Centre (2)	September 1, 2017	Fixed	5.16%	27,266	29,614
Cabana Beach Gainesville	December 1, 2018	Floating	2.77%	20,300	47,163
Cabana Beach San Marcos	December 1, 2018	Floating	2.46%	16,720	18,872
Campus Lodge Columbia	December 1, 2018	Floating	2.52%	22,400	15,694
Campus Lodge Athens	December 1, 2018	Floating	2.62%	11,580	13,180
The Edge at Lafayette	December 1, 2018	Floating	2.66%	17,680	16,812
Suwanee Distribution Center	October 1, 2020	Fixed	3.66%	19,100	—
111 Sutter Street (3)	April 1, 2023	Fixed	4.50%	53,922	54,061
Grand Lakes Marketplace	October 1, 2023	Fixed	4.20%	23,900	—
The District at Howell Mill	March 1, 2027	Fixed	5.30%	34,084	34,594
TOTAL				$356,665	$479,206
Other debt payable (4)	September 30, 2013	Floating	4.75%	—	12,000
MORTGAGE NOTES AND OTHER DEBT PAYABLE				$356,665	$491,206
Net debt premium on assumed debt				1,141	1,779
MORTGAGE NOTES AND OTHER DEBT PAYABLE, NET				$357,806	$492,985

(1)
On July 1, 2013, we retired the mortgage note payable on 36 Research Park Drive. The outstanding balance on the mortgage note payable, including accrued interest, was $10,649 . We negotiated a discounted payoff in the amount of $9,500 resulting in a $1,149 gain on extinguishment of debt.

(2)	This loan is denominated in Canadian dollars, but is reported in U.S. dollars at the exchange rate in effect on the balance sheet date.

(3)	Loan assumed as part of acquisition of 111 Sutter Street on December 4, 2012 and modified on March 27, 2013.

(4)	The seller of 111 Sutter Street provided a short-term financing at closing at the prime rate (3.25% at December 31, 2012) plus 150 basis points. In January 2013, we retired that $12,000 note payable.

We have recognized a premium or discount on debt we assumed with the following property acquisitions, the remaining premium or discount is as follows:

Property	Debt Premium / (Discount)	Effective Interest Rate
Stirling Slidell Shopping Centre	(6)	5.57%
4 Research Park Drive	(3)	6.17%
The District at Howell Mill	(2,564)	6.34%
Campus Lodge Tampa	506	5.95%
111 Sutter Street	3,208	2.66%
Net debt premium on assumed debt	$1,141
Aggregate principal payments of mortgage notes and other debt payable as of December 31, 2013 are as follows:

Year	Amount
2014	$13,892
2015	7,616
2016	32,949
2017	85,436
2018	90,242
Thereafter	126,530
Total	$356,665

Land, buildings, equipment and acquired intangible assets related to the mortgage notes payable, with an aggregate cost of approximately $641,000 and $932,000 at December 31, 2013 and 2012, respectively, have been pledged as collateral, and are not available to satisfy debts and obligations of the Company unless first satisfying the mortgage note payable on the property. As our mortgage notes mature, we will explore refinancing and paying off the loans as well as full or partial sales of the properties. To accomplish these refinancings and pay downs, we would use cash on hand, cash from future property operations and capital from the proceeds of the Offering.
Line of Credit
On June 25, 2013, we entered into a $40,000 revolving line of credit agreement with Bank of America, N.A. to cover short-term capital needs for new property acquisitions and working capital. The line of credit has a two-year term and bears interest based on LIBOR plus a spread ranging from 1.50% to 2.75% depending on the Company's leverage ratio (2.00% spread at December 31, 2013). We may not draw funds on our line of credit if we experience a material adverse effect, which is defined to include, among other things, (a) a material adverse effect upon the operations, business, assets, liabilities, or financial condition of the Company, taken as a whole; (b) a material impairment of the rights and remedies of lender under any loan document or the ability of any loan party to perform its obligations under any loan document; or (c) a material adverse effect upon the legality, validity, binding effect or enforceability against any loan party of any loan document to which it is a party. As of December 31, 2013, no material adverse effects had occurred. Our line of credit does require us to meet certain customary debt covenants which include a maximum leverage ratio, a minimum debt service coverage ratio as well as maintaining minimum amounts of equity and liquidity. As of December 31, 2013, we had no borrowings outstanding on the revolving line of credit.

Covenants
At December 31, 2013, we were in compliance with all debt covenants.
NOTE 6—COMMON STOCK

We have two classes of common stock outstanding as of December 31, 2013. Our previously existing undesignated common stock was designated as Class E common stock on September 27, 2012. The outstanding shares of Class E common stock were converted to Class M common stock on October 1, 2013. Holders of Class E stock received approximately 1.001 shares of Class M stock for each share of Class E stock owned. We will not issue any additional shares of Class E common stock. Class A and M common stock are currently being sold under our continuous public Offering. The fees payable to our dealer manager with respect to each share class, as a percentage of NAV, are as follows:

	Selling Commission	Dealer Manager Fee	Distribution Fee
Class A Shares	up to 3.5%	0.55%	0.50%
Class M Shares	None	0.55%	None
The selling commission, dealer manager fee and distribution fee are offering costs and will be recorded as a reduction of capital in excess of par value.
Stock Issuances
The stock issuances for our three classes of shares for the years ending December 31, 2013 and 2012 were as follows:

	December 31, 2013		December 31, 2012
	# of shares	$ Amount	# of shares	$ Amount
Class A Shares	9,462,512	$96,945	3,612,169	$37,035
Class M Shares	2,369,700	24,145	104,282	1,057
Class E Shares (1)	—	—	5,202,625	50,794
Total		$121,090		$88,886
(1) On August 8, 2012, we sold 5,120,355 shares of our undesignated common stock to an affiliate of our Advisor at our June 30, 2012 net asset value of $9.76 per share. On November 14, 2011, we sold 21,588 shares of our undesignated common stock for $200 to an affiliate of our Advisor at our September 30, 2011 net asset value of $9.26 per share.

Stock Dividend
On October 1, 2012, we declared a stock dividend with respect to all Class E shares at a ratio of 4.786-to-1. The effects of the stock dividend, which was effected as a stock split, have been applied retroactively to all share and per share amounts for all periods presented.

Tender Offer
Pursuant to our original share repurchase program, we provided limited liquidity to our stockholders by conducting tender offers to repurchase a specific dollar amount of outstanding shares of our common stock. Beginning on August 15, 2012 and expiring on September 13, 2012, we conducted a tender offer to repurchase up to $25,000 of outstanding shares at approximately $9.76 per share. Because the tender offer was oversubscribed, we accepted, on a pro rata basis and in accordance with the terms of the offer, $26,840, or approximately 33% of each stockholder's validity tendered shares. The original share repurchase program was canceled on October 1, 2012 and replaced by our new share repurchase plan.

Period Ending	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or approximate Dollar Value) of Shares That May Yet be Purchased Under the Plans or Programs

September 2012	2,748,659	$9.76	2,748,659	$—

Share Repurchase Plan
On October 1, 2012, we adopted a new share repurchase plan whereby on a daily basis stockholders may request we repurchase all or a portion of their shares of Class A and Class M common stock at that day's NAV per share. The share repurchase plan is subject to a one-year holding period, with certain exceptions, and limited to 5% of NAV per quarter with certain limitations based on the size of the capital raise. Class E shares were not eligible to participate in the share repurchase plan. For the year ended December 31, 2013, we repurchased 31,229 and 71,685 shares of Class A and Class M common stock, respectively, that were issued through our distribution reinvestment plan. We did not repurchase any shares under the share repurchase plan for the year ended December 31, 2012.
During the year ended December 31, 2013, we repurchased 238,087 shares of Class E common stock in private negotiated transactions outside the share repurchase plan described above for $2,328 or $9.78 per share.  The repurchases were made at 2% to 5% discounts to that days NAV.
Distribution Reinvestment Plan
From January 1, 2012 through September 30, 2012, we issued 82,270 shares of common stock for $794 pursuant to our dividend reinvestment plan that was in effect prior to the commencement of our public Offering on October 1, 2012. For the year ended December 31, 2011, we issued 44,980 shares for $417. On October 1, 2012, we terminated our existing dividend reinvestment plan and adopted a new distribution reinvestment plan whereby Class A and Class M shares may elect to have their cash distributions reinvested in additional shares of our common stock at the NAV per share on the distribution date. Class E shares were not eligible to participate in distribution reinvestment plan. From October 1, 2012 through December 31, 2012, no shares were issued under the distribution reinvestment plan. For the year ended December 31, 2013, we issued 158,317 and 38,473 shares of Class A and Class M common stock, respectively, for $1,998 under the distribution reinvestment plan.
Tax Treatment of Distributions
For the years ended December 31, 2013 and 2012, we paid distributions to stockholders of $13,351 and $7,080, respectively. For income tax purposes, 100% of the distributions paid in 2013 and 2012 will qualify as a nondividend distribution or return of capital. The distribution declared on November 4, 2013, paid on February 7, 2014, will be taxable in 2014 and is not reflected in the 2013 tax allocation.
The table below summarizes the income tax treatment of distributions paid to Class A stockholders during the year ended December 31, 2013:

Record Date	Payment Date	Net Distribution per share (1)	Ordinary Income		Capital Gain Income		Return of Capital
12/28/2012	3/28/2013	$0.08909	$—	—%	$—	—%	$0.08909	100.00%
3/27/2013	5/3/2013	0.07956	—	—	—	—	0.07956	100.00
6/27/2013	8/2/2013	0.07818	—	—	—	—	0.07818	100.00
9/27/2013	11/1/2013	0.07555	—	—	—	—	0.07555	100.00
Total		$0.32238	$—	—%	$—	—%	$0.32238	100.00%
(1) Distributions per share are net of distribution and dealer manager fees of 0.50% and 0.55% of net asset value, respectively.
The table below summarizes the income tax treatment of distributions paid to Class M stockholders during the year ended December 31, 2013:

Record Date	Payment Date	Net Distribution per share (2)	Ordinary Income		Capital Gain Income		Return of Capital
12/28/2012	3/28/2013	$0.09239	$—	—%	$—	—%	$0.09239	100.00%
3/27/2013	5/3/2013	0.09198	—	—	—	—	0.09198	100.00
6/27/2013	8/2/2013	0.08881	—	—	—	—	0.08881	100.00
9/27/2013	11/1/2013	0.08738	—	—	—	—	0.08738	100.00
Total		$0.36056	$—	—%	$—	—%	$0.36056	100.00%

(2) Distributions per share are net of dealer manager fees of 0.55% of net asset value.
The table below summarizes the income tax treatment of distributions paid to Class E stockholders during the year ended December 31, 2013:

Record Date	Payment Date	Total Distribution per share	Ordinary Income		Capital Gain Income		Return of Capital
12/28/2012	3/28/2013	$0.10	$—	—%	$—	—%	$0.10	100.00%
3/27/2013	5/3/2013	0.10	—	—	—	—	0.10	100.00
6/27/2013	8/2/2013	0.10	—	—	—	—	0.10	100.00
9/27/2013	11/1/2013	0.10	—	—	—	—	0.10	100.00
Total		$0.40	$—	—%	$—	—%	$0.40	100.00%

The table below summarizes the income tax treatment of distributions paid during the years ended December 31, 2012:

Record Date	Payment Date	Total Distribution per share	Ordinary Income		Capital Gain Income		Return of Capital (1)
3/30/2012	5/4/2012	$0.09506	$—	—%	$—	—%	$0.09506	100.00%
6/29/2012	8/3/2012	0.09506	—	—	—	—	0.09506	100.00
9/28/2012	11/2/2012	0.09506	—	—	—	—	0.09506	100.00
Total		$0.28518	$—	—%	$—	—%	$0.28518	100.00%

(1) Distributions represent a return of stockholder capital and are adjusted for the 4.786-to-1 stock dividend which occurred on October 1, 2012.

Earnings Per Share (“EPS”)
Basic per share amounts are based on the weighted average of shares outstanding of 36,681,847, 25,651,220 and 23,938,406 for the years ended December 31, 2013, 2012 and 2011, respectively. We have no dilutive or potentially dilutive securities. The computations of basic and diluted EPS were adjusted retroactively for all periods presented to reflect the stock dividend that occurred on October 1, 2012.

Organization and Offering Costs
Organization and offering costs include, but are not limited to, legal, accounting and printing fees and personnel costs of our Advisor (including reimbursement of personnel costs for our executive officers) attributable to our organization, preparation of the registration statement, registration and qualification of our common stock for sale with the SEC and in the various states and filing fees incurred by our Advisor. LaSalle agreed to fund our organization and offering expenses through October 1, 2012, which is the date the SEC declared our registration statement effective, following which time we commenced reimbursing LaSalle over 36 months for organization and offering costs incurred prior to the commencement date. Following the Offering commencement date, we began paying directly or reimbursing LaSalle if it pays on our behalf any organization and offering costs incurred during the Offering period (other than selling commissions, the dealer manager fee and distribution fees) as and when incurred. After the termination of the Offering, our Advisor has agreed to reimburse us to the extent that the organization and offering costs that we incur exceed 15% of our gross proceeds from the Offering. Organization costs are expensed, whereas offering costs are recorded as a reduction of capital in excess of par value. As of December 31, 2013 and December 31, 2012, LaSalle paid approximately $3,815 and $2,719, respectively, of organization and offering costs on our behalf which we had not reimbursed. These costs are included in Accounts payable and other accrued expenses.

NOTE 7—RENTALS UNDER OPERATING LEASES
We receive rental income from operating leases. The minimum future rentals from consolidated properties based on operating leases in place at December 31, 2013 are as follows:

Year	Amount (1)
2014	$62,593
2015	41,249
2016	32,995
2017	23,755
2018	19,413
Thereafter	81,708
Total	$261,713

(1)	Amounts included related to Railway Street Corporate Centre have been converted from Canadian dollars to U.S. dollars using the appropriate exchange rate as of December 31, 2013.
Minimum future rentals do not include amounts payable by certain tenants based upon a percentage of their gross sales or as reimbursement of property operating expenses. During the years ended December 31, 2013, 2012 and 2011, no individual tenant accounted for greater than 10% of minimum base rents. The majority of the decrease in rents from 2014 future rents to 2015 is related to our apartment properties which usually have a one year lease life.

NOTE 8—RELATED PARTY TRANSACTIONS
Effective as of October 1, 2012, we entered into a First Amended and Restated Advisory Agreement with LaSalle, pursuant to which we pay a fixed advisory fee of 1.25% of our NAV calculated daily. The Advisory Agreement allows for a performance fee to be earned for each share class based on the total return of that share class during the calendar year. The performance fee is calculated as 10% of the return in excess of 7% per annum. On August 6, 2013, the Advisory Agreement was renewed for another year commencing on October 1, 2013.
Prior to October 1, 2012, under the terms of the Management and Advisory Agreements, we paid each of the Former Manager and Advisor an annual fixed fee equal to 0.75% of NAV, calculated quarterly. Effective January 1, 2010, the Former Manager's fixed fee was reduced from 0.75% of NAV to 0.10% of NAV. Beginning on November 14, 2011, when the Former Manager assigned the Management Agreement to the Advisor, we began paying the Former Manager's fixed fee to the Advisor. As a result, we began paying the Advisor total aggregate compensation of 0.85% of NAV for management and advisory services provided to the Company. Additionally, under the terms of the Management and Advisory Agreements, we paid the Former Manager and our Advisor an aggregate annual variable fee equal to 7.50% of the Variable Fee Base Amount, as defined in the Advisory Agreement, calculated quarterly. The Former Manager was allocated an increasing proportion of the variable fee to the extent the Company's NAV increased, up to a maximum of 1.87% of the 7.50% fee paid. Effective January 1, 2010, the Former Manager waived its participation in the variable fee and the Advisor waived its participation in the variable fee per the terms of the Management Agreement.
The fixed management and advisory fees for the years ended December 31, 2013, 2012 and 2011 were $4,668, $2,406 and $1,789, respectively. Included in Advisor fees payable at December 31, 2013 and 2012 was $450 and $324, respectively, of fixed fee expense. The variable fee for the years ended December 31, 2012 and 2011 was $333 and $1,017, respectively. There was no variable fee or performance fee for the year ended December 31, 2013.
Jones Lang LaSalle Americas, Inc. (“JLL Americas”), an affiliate of the Advisor, is paid for property management and leasing services performed at various properties we own, on terms no less favorable than we could receive from other third party service providers. For the years ended December 31, 2013, 2012 and 2011, JLL Americas was paid $678, $634 and $453, respectively. During the year ended December 31, 2013, we paid JLL Americas $196 in loan placement fees related to the mortgage debt on Norfleet Distribution Center, Suwanee Distribution Center and the line of credit. During the year ended December 31, 2013, we paid JLL Americas $338 in sales brokerage commissions related to the disposition of Canyon Plaza.
LaSalle Investment Management Distributors, LLC, an affiliate of our Advisor, is the dealer manager (the “Dealer Manager”) for our Offering. For the year ended December 31, 2013, we paid the Dealer Manager selling commissions, dealer manager fees and distribution fees totaling $2,210. A majority of the selling commissions, distribution fees and dealer manager fees are reallowed to participating broker-dealers.

As of December 31, 2013 and 2012, we owed $3,815 and $2,719, respectively, for organization and offering costs paid by LaSalle (see Note 6-Common Stock).
NOTE 9—COMMITMENTS AND CONTINGENCIES
As part of the lease with our single tenant at Norfleet Distribution Center, we provided the tenant a right to expand the current building by up to 286,000 square feet of space. If the tenant exercises this right, we will be obligated to construct this expansion space. The tenant has the right to provide notice to us of its desire to expand at any time prior to February 28, 2016 (the end of the ninth year of the lease), or if the lease is extended, until any time prior to the end of the fourth year of any extension. As of December 31, 2013, we had not received an expansion notice from the tenant.

NOTE 10—SEGMENT REPORTING
We align our internal operations along the four primary property types we are targeting for investments resulting in four operating segments: apartment properties, industrial properties, office properties and retail properties. Consistent with how we review and manage our properties, the financial information summarized below is presented by reportable operating segment and reconciled to income (loss) from continuing operations for the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31, 2013	Apartments	Industrial	Office	Retail	Total

Assets	$205,058	$141,352	$260,734	$129,374	$736,518

Revenues:
Minimum rents	$31,354	$6,036	$23,483	$6,882	$67,755
Tenant recoveries and other rental income	1,786	1,078	3,586	2,311	8,761
Total revenues	$33,140	$7,114	$27,069	$9,193	$76,516
Operating expenses:
Real estate taxes	$3,308	$885	$2,905	$1,005	$8,103
Property operating	13,941	272	6,402	1,393	22,008
Provision for (recovery of) doubtful accounts	293	—	(4)	36	325
Total segment operating expenses	$17,542	$1,157	$9,303	$2,434	$30,436
Operating income - Segments	$15,598	$5,957	$17,766	$6,759	$46,080

Capital expenditures by segment	$2,353	$131	$11,557	$244	$14,285

Reconciliation to loss from continuing operations
Operating income - Segments					$46,080
Advisor fees					4,668
Company level expenses					1,917
General and administrative					1,247
Provision for impairment of real estate					38,356
Depreciation and amortization					22,288
Operating income					$(22,396)
Other income and (expenses):
Interest expense					$(19,913)
Debt modification expense					(926)
Gain on extinguishment of debt					1,109
Equity in income of unconsolidated affiliates					32
Gain on sale of unconsolidated affiliates					7,290
Total other income and (expenses)					$(12,408)
Loss from continuing operations					$(34,804)

Reconciliation to total consolidation assets
Assets per reportable segments					$736,518
Corporate level assets					38,421
Total consolidated assets					$774,939

Year Ended December 31, 2012	Apartments	Industrial	Office	Retail	Total

Assets	$232,387	$43,867	$277,059	$91,222	$644,535

Revenues:
Minimum rents	$31,023	$4,140	$8,513	$5,980	$49,656
Tenant recoveries and other rental income	1,762	662	3,009	2,019	7,452
Total revenues	$32,785	$4,802	$11,522	$7,999	$57,108
Operating expenses:
Real estate taxes	$2,970	$595	$2,019	$976	$6,560
Property operating	13,658	122	3,236	1,341	18,357
Provision for (recovery of) doubtful accounts	169	—	(13)	(9)	147
Total segment operating expenses	$16,797	$717	$5,242	$2,308	$25,064
Operating income - Segments	$15,988	$4,085	$6,280	$5,691	$32,044

Capital expenditures by segment	$2,026	$168	$7,390	$864	$10,448

Reconciliation to income from continuing operations
Operating income - Segments					$32,044
Advisor fees					2,739
Company level expenses					2,275
General and administrative					893
Depreciation and amortization					14,452
Operating income					$11,685
Other income and (expenses):
Interest expense					$(20,971)
Loss on extinguishment of debt					(86)
Equity in loss of unconsolidated affiliates					(176)
Gain on consolidation of real estate affiliate					34,852
Total other income and (expenses)					$13,619
Income from continuing operations					$25,304

Reconciliation to total consolidation assets
Assets per reportable segments					$644,535
Assets from discontinued operations					152,348
Corporate level assets					45,151
Total consolidated assets					$842,034

Year Ended December 31, 2011	Apartments	Industrial	Office	Retail	Total

Revenues:
Minimum rents	$29,886	$4,131	$12,595	$6,833	$53,445
Tenant recoveries and other rental income	1,683	829	3,527	2,014	$8,053
Total revenues	$31,569	$4,960	$16,122	$8,847	$61,498
Operating expenses:
Real estate taxes	$3,040	$760	$1,842	$1,074	$6,716
Property operating	13,111	134	2,072	1,166	$16,483
Provision for doubtful accounts	203	—	13	33	$249
Total segment operating expenses	$16,354	$894	$3,927	$2,273	$23,448
Operating income - Segments	$15,215	$4,066	$12,195	$6,574	$38,050

Capital expenditures by segment	$1,791	$8	$3,720	$392	$5,911

Reconciliation to income from continuing operations
Operating income - Segments					$38,050
Advisor fees					2,806
Company level expenses					2,091
General and administrative					290
Depreciation and amortization					15,015
Operating income					$17,848
Other income and (expenses):
Interest expense					$(21,074)
Equity in loss of unconsolidated affiliates					(1,493)
Total other income and (expenses)					$(22,567)
Loss from continuing operations					$(4,719)

NOTE 11—DISTRIBUTIONS PAYABLE

On November 4, 2013, our board of directors declared for the fourth quarter of 2013 a gross dividend in the amount of $0.11 per share to holders of each class of our common stock of record as of December 30, 2013. The dividend was paid on February 7, 2014. Class A and Class M stockholders received $0.11 per share less applicable class-specific fees.

NOTE 12—QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	Three Months Ended March 31, 2013	Three Months Ended June 30, 2013	Three Months Ended September 30, 2013	Three Months Ended December 31, 2013
Total revenues	$17,941	$18,742	$19,157	$20,676
Operating income (loss)	4,567	3,956	2,809	(33,728)
Loss from continuing operations	(748)	(1,181)	(899)	(31,976)
Total (loss) income from discontinued operations	(2,086)	1,834	(10,521)	15,136
Net (loss) income attributable to Jones Lang LaSalle Income Property Trust, Inc.	(2,873)	626	(11,059)	(11,641)
Net (loss) income attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$(0.09)	$0.02	$(0.28)	$(0.28)
Weighted average common stock outstanding-basic and diluted	31,526,688	35,343,798	38,860,238	40,870,052

	Three Months Ended March 31, 2012	Three Months Ended June 30, 2012	Three Months Ended September 30, 2012	Three Months Ended December 31, 2012
Total revenues	$14,904	$14,499	$13,076	$14,629
Operating income	4,061	3,386	1,468	2,770
(Loss) income from continuing operations	(1,274)	(2,062)	(3,626)	32,266
Total income (loss) from discontinued operations	9,948	(805)	2,945	(57)
Net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc.	8,582	(2,912)	(357)	32,163
Net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$0.36	$(0.12)	$(0.01)	$1.16
Weighted average common stock outstanding-basic and diluted	23,995,352	24,022,500	26,680,357	27,756,964
All significant fluctuations between the quarters are attributable to acquisitions and dispositions made in 2013 and 2012 and impairment charges taken during 2013 and 2012.
The computations of basic and diluted EPS were adjusted retroactively for all periods presented to reflect the stock dividend that occurred on October 1, 2012.

NOTE 13—SUBSEQUENT EVENTS
On January 17, 2014, we acquired Oak Grove Plaza, a retail property located in Sachse, Texas, for approximately $22,500. The acquisition was financed with a $10,550, ten-year fixed rate mortgage loan, at 4.17%, interest only and cash on hand.
On January 22, 2014, we acquired Grand Prairie Distribution Center, a 277,000 square foot industrial building located in Grand Prairie, Texas for approximately $17,200, using cash on hand. The property is 100% leased to a single tenant for ten years.
On January 28, 2014, we acquired South Beach Garage, a 340 stall, multi-level parking facility located on South Beach in Miami, Florida for approximately $22,050, using cash on hand and a $13,000 draw on our line of credit.
On March 4, 2014, our board of directors approved a gross dividend of $0.11 per share to stockholders of record as of March 28, 2014, payable on May 2, 2014.
*  *  *  *  *  *

Schedule III—Real Estate and Accumulated Depreciation as of December 31, 2013

Col. A	Col. B	Col. C		Col. D			Col. E
Description	Encumbrances	Initial Cost		Costs Capitalized Subsequent to Acquisition (1)			Gross Amounts at which Carried at the Close of Period		Total
		Land	Building and Equipment	Land	Building and Equipment	Carrying Costs	Land	Building and Equipment
Office Properties:
Monument IV at Worldgate—Herndon, VA	$—	$5,186	$57,013	—	$7,568	—	$5,186	$64,581	$69,767
111 Sutter Street—San Francisco, CA	53,922	39,919	72,712	—	1,113	—	39,919	73,825	113,744
14600 Sherman Way—Van Nuys, CA	—	—	6,348	—	(1,470)	—	—	4,878	4,878
14624 Sherman Way—Van Nuys, CA	—	—	7,685	—	(2,918)	—	—	4,767	4,767
4 Research Park Drive—St. Charles, MO	6,212	1,830	6,743	(672)	(2,990)	—	1,158	3,753	4,911
36 Research Park Drive—St. Charles, MO	—	2,655	11,089	—	(2)	—	2,655	11,087	13,742
Railway Street Corporate Centre—Calgary, Canada	27,266	6,022	35,441	(428)	(973)	—	5,594	34,468	40,062
Sherman Way Land	—	4,010	—	(1,082)	—	—	2,928	—	2,928
Total Office Properties	87,400	59,622	197,031	(2,182)	328	—	57,440	197,359	254,799

Retail Properties:
Stirling Slidell Shopping Centre—Slidell, LA	12,171	5,442	16,843	(1,863)	(6,641)	—	3,579	10,202	13,781
The District at Howell Mill—Atlanta, GA	43,891	10,000	56,040	—	785	—	10,000	56,825	66,825
Grand Lakes Marketplace—Katy, TX	23,900	5,215	34,770	—	—	—	5,215	34,770	39,985
Total Retail Properties	79,962	20,657	107,653	(1,863)	(5,856)	—	18,794	101,797	120,591

Industrial Properties:
Kendall Distribution Center—Atlanta, GA	—	2,656	12,836	(293)	(1,111)	—	2,363	11,725	14,088
Norfleet Distribution Center—Kansas City, MO	12,000	2,134	31,397	(205)	(2,591)	—	1,929	28,806	30,735
Suwanee Distribution Center—Suwanee, GA	19,100	6,155	27,598	—	—	—	6,155	27,598	33,753
Joliet Distribution Center—Joliet, IL	—	2,800	15,762	—	—	—	2,800	15,762	18,562
3800 1st Avenue —Seattle, WA	—	7,238	9,673	—	—	—	7,238	9,673	16,911
3844 1st Avenue—Seattle, WA	—	5,563	6,031	—	—	—	5,563	6,031	11,594
3601 2nd Avenue—Seattle, WA	—	2,774	3,365	—	—	—	2,774	3,365	6,139
Total Industrial Properties	31,100	29,320	106,662	(498)	(3,702)	—	28,822	102,960	131,782

Apartment Properties:

Station Nine Apartments—Durham, NC	36,885	9,690	43,400	—	874	—	9,690	44,274	53,964
Cabana Beach San Marcos--San Marcos, TX	16,720	2,530	24,421	—	(1,738)	—	2,530	22,683	25,213
Cabana Beach Gainesville--Gainesville, FL	20,300	7,244	60,548	(2,933)	(30,369)	—	4,311	30,179	34,490
Campus Lodge Columbia--Columbia, MO	22,400	2,079	20,838	—	(567)	—	2,079	20,271	22,350
Campus Lodge Athens--Athens, GA	11,580	1,754	17,311	—	68	—	1,754	17,379	19,133
Campus Edge Lafayette--Lafayette, LA	17,680	1,782	23,266	—	(1,467)	—	1,782	21,799	23,581
Campus Lodge Tampa--Tampa, FL	32,638	7,205	33,310	—	1,067	—	7,205	34,377	41,582
Total Apartment Properties	158,203	32,284	223,094	(2,933)	(32,132)	—	29,351	190,962	220,313

Total Consolidated Properties:	$356,665	$141,883	$634,440	$(7,476)	$(41,362)	$—	$134,407	$593,078	$727,485
The unaudited aggregate cost and accumulated depreciation for tax purposes was approximately $852,979 and $136,576, respectively.

(1)	Includes net provisions for impairment of real estate taken since acquisition of property.

Col. A	Col. F	Col. G	Col. H	Col. I
Description	Accumulated Depreciation	Date of Construction	Date of Acquisition	Life on which depreciation in latest income statement is computed
Office Properties:
Monument IV at Worldgate—Herndon, VA	$(10,608)	2001	8/27/2004	50 years
111 Sutter Street—San Francisco, CA	(2,020)	1926	12/4/2012	40 years
14600 Sherman Way—Van Nuys, CA	—	1991	12/21/2005	40 years
14624 Sherman Way—Van Nuys, CA	—	1981	12/21/2005	40 years
4 Research Park Drive—St. Charles, MO	—	2000	6/14/2007	50 years
36 Research Park Drive—St. Charles, MO	(1,460)	2007	6/15/2007	50 years
Railway Street Corporate Centre—Calgary, Canada	(4,347)	2007	8/30/2007	50 years
Total Office Properties	(18,435)

Retail Properties:
Stirling Slidell Shopping Centre—Slidell, LA	—	2003	12/14/2006	50 years
The District at Howell Mill—Atlanta, GA	(7,492)	2006	6/15/2007	50 years
Grand Lakes Marketplace—Katy, TX	(232)	2013	9/17/2013	50 years
Total Retail Properties	(7,724)

Industrial Properties:
Kendall Distribution Center—Atlanta, GA	(2,057)	2002	6/30/2005	50 years
Norfleet Distribution Center—Kansas City, MO	(3,951)	2007	2/27/2007	50 years
Suwanee Distribution Center—Suwanee, GA	(276)	2012	6/28/2013	50 years
Joliet Distribution Center—Joliet, IL	(197)	2005	6/26/2013	50 years
3800 1st Avenue —Seattle, WA	—	1968	12/17/2013	40 years
3844 1st Avenue—Seattle, WA	—	1949	12/17/2013	40 years
3601 2nd Avenue—Seattle, WA	—	1980	12/17/2013	40 years
Total Industrial Properties	(6,481)

Apartment Properties:
Station Nine Apartments—Durham, NC	(6,072)	2005	4/16/2007	50 years
Cabana Beach San Marcos--San Marcos, TX	(3,061)	2006	11/21/2007	50 years
Cabana Beach Gainesville--Gainesville, FL	—	2005	11/21/2007	50 years

Campus Lodge Columbia--Columbia, MO	(2,633)	2005	11/21/2007	50 years
Campus Lodge Athens--Athens, GA	(2,303)	2003	11/21/2007	50 years
Campus Edge Lafayette--Lafayette, LA	(2,699)	2007	1/15/2008	50 years
Campus Lodge Tampa--Tampa, FL	(5,278)	2001	2/29/2008	40 years
Total Apartment Properties	(22,046)

Total Consolidated Properties:	$(54,686)

Reconciliation of Real Estate

Consolidated Properties	2013	2012	2011
Balance at beginning of year	$796,456	$798,628	$819,740
Additions	141,242	120,996	4,076
Assets sold/ written off	(142,795)	(122,255)	(10,254)
Write-downs for impairment charges	(67,418)	(913)	(14,934)
Balance at close of year	$727,485	$796,456	$798,628
Reconciliation of Accumulated Depreciation

Consolidated Properties	2013	2012	2011
Balance at beginning of year	$82,428	$83,137	$76,028
Additions	16,998	16,054	17,194
Assets sold/ written off	(25,558)	(16,763)	(10,085)
Write-downs for impairment charges	(19,182)	—	—
Balance at close of year	$54,686	$82,428	$83,137